Document and Entity Information	6 Months Ended
Jul. 29, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul 29, 2012
Entity Registrant Name	HD SUPPLY, INC.
Entity Central Index Key	0001465264
Entity Filer Category	Non-accelerated Filer

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Net Sales	$ 2,059	$ 1,875	$ 3,895	$ 3,483	$ 7,028	$ 6,449	$ 6,313
Cost of sales	1,465	1,342	2,778	2,490	5,014	4,608	4,545
Gross Profit	594	533	1,117	993	2,014	1,841	1,768
Operating expenses:
Selling, general and administrative	408	385	805	755	1,532	1,455	1,453
Depreciation and amortization	83	82	166	164	327	341	359
Restructuring						8	21
Goodwill impairment							219
Total operating expenses	491	467	971	919	1,859	1,804	2,052
Operating Income	103	66	146	74	155	37	(284)
Interest expense	158	159	324	317	639	623	602
Loss on extinguishment of debt			220			2	(200)
Other (income) expense, net			220	(1)		(1)	(208)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(55)	(93)	(398)	(242)	(484)	(585)	(678)
Provision (benefit) for income taxes	1	15	34	35	79	28	(198)
Income (Loss) from Continuing Operations	(56)	(108)	(432)	(277)	(563)	(613)	(480)
Income from discontinued operations, net of tax		7	16	12	20	(6)	(34)
Net Income (Loss)	(56)	(101)	(416)	(265)	(543)	(619)	(514)
Other comprehensive income-foreign currency translation adjustment	(3)	(1)		7	(1)	9	19
Total comprehensive income (loss)	$ (59)	$ (102)	$ (416)	$ (258)	$ (544)	$ (609)	$ (493)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012		Jan. 30, 2011
Current assets:
Cash and cash equivalents	$ 90	$ 111		$ 292
Receivables, less allowance for doubtful accounts of $26, $32 and $36	1,101	1,002		907
Inventories	997	1,108		1,035
Deferred tax asset	36	58		102
Other current assets	47	47		45
Total current assets	2,271	2,326		2,381
Property and equipment, net	389	398		390
Goodwill	3,279	3,151		3,150
Intangible assets, net	579	735		992
Other assets	121	128		176
Total assets	6,639	6,738	[1]	7,089	[1]
Current liabilities:
Accounts payable	779	714		805
Accrued compensation and benefits	104	140		118
Current installments of long-term debt	10	82		10
Other current liabilities	309	378		272
Total current liabilities	1,202	1,314		1,205
Long term debt, excluding current installments	5,765	5,380		5,239
Deferred tax liabilities	120	111		101
Other liabilities	386	361		448
Total liabilities	7,473	7,166		6,993
Stockholder's equity (deficit):
Common stock, par value $0.01; authorized 1,000 shares; issued 1,000 shares at January 29, 2012 and January 30, 2011
Paid-in capital	2,690	2,680		2,660
Accumulated deficit	(3,522)	(3,106)		(2,563)
Accumulated other comprehensive income (loss) - cumulative foreign currency translation adjustment	(2)	(2)		(1)
Total stockholder's equity (deficit)	(834)	(428)		96
Total liabilities and stockholder's equity (deficit)	$ 6,639	$ 6,738		$ 7,089

[1]	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Receivables, allowance for doubtful accounts	$ 26	$ 32	$ 36
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	1,000	1,000	1,000
Common stock, issued	1,000	1,000	1,000
Common stock, outstanding	1,000	1,000	1,000

Consolidated Statements of Stockholder's Equity (Deficit) and Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	Total	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Feb. 01, 2009	$ 1,175	$ 2,625	$ (1,418)	$ (32)
Net loss	(514)		(514)
Other comprehensive income (loss):
Unrealized gains on derivatives, net of tax of $(1)	2			2
Foreign currency translation adjustment	19			19
Total comprehensive income (loss)	(493)
Stock-based compensation	18	18
Change in fiscal year end of subsidiary	(13)		(13)
Other	1		1
Ending Balance at Jan. 31, 2010	688	2,643	(1,944)	(11)
Equity contribution	1	1
Net loss	(619)		(619)
Other comprehensive income (loss):
Unrealized gains on derivatives, net of tax of $(1)	1			1
Foreign currency translation adjustment	9			9
Total comprehensive income (loss)	(609)
Stock-based compensation	17	17
Other	(1)	(1)
Ending Balance at Jan. 30, 2011	96	2,660	(2,563)	(1)
Net loss	(543)		(543)
Other comprehensive income (loss):
Foreign currency translation adjustment	(1)			(1)
Total comprehensive income (loss)	(544)
Stock-based compensation	20	20
Ending Balance at Jan. 29, 2012	$ (428)	$ 2,680	$ (3,106)	$ (2)

Consolidated Statements of Stockholder's Equity (Deficit) and Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 30, 2011	Jan. 31, 2010
Unrealized gains on derivatives, tax	$ (1)	$ (1)

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (416)	$ (265)	$ (543)	$ (619)	$ (514)
Reconciliation of net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	170	177	350	369	392
Provision for uncollectibles	3	7	13	12	23
Non-cash interest expense	51	140	183	259	239
Stock-based compensation expense	10	9	20	17	18
Deferred income taxes	26	22	76	20	(221)
Unrealized derivative (gain) loss		(1)	(1)	(6)	(11)
Loss (gain) on extinguishment of debt	220			2	(200)
Goodwill and other asset impairments			8	1	256
Gain on sale of a business	(9)	(2)	(9)
Other		1	(1)	2	2
Changes in assets and liabilities, net of the effects of acquisitions:
(Increase) decrease in receivables	(200)	(270)	(170)	(61)	221
(Increase) decrease in inventories	(200)	(139)	(149)	2	186
(Increase) decrease in other current assets	(2)	(5)	(3)	231	147
(Increase) decrease in other assets	2			1	1
Increase (decrease) in accounts payable and accrued liabilities	17	35	58	312	(481)
Increase (decrease) in other long term liabilities	4	(5)	3	9	11
Net cash provided by (used in) operating activities	(324)	(296)	(165)	551	69
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(52)	(35)	(115)	(49)	(58)
Proceeds from sales of property and equipment	2	4	4	4	8
Payment for acquisition of a business, net of cash acquired	(196)	(21)	(21)		6
Proceeds from sale of a business	464	11	128		3
Purchase of investments		(21)	(23)
Proceeds from sale of investments			21
Other investing activity	(3)
Net cash flows from investing activities	215	(62)	(6)	(45)	(41)
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity contribution				1
Borrowings of long-term debt	2,817
Repayments of long-term debt	(3,288)	(5)	(10)	(40)	(72)
Borrowings on long-term revolver debt	1,004	632	1,053	178	5
Repayments on long-term revolver debt	(372)	(472)	(1,053)	(860)	(196)
Debt issuance and modification fees	(73)			(34)
Net cash flows from financing activities	88	155	(10)	(755)	(263)
Effect of exchange rates on cash and cash equivalents		2		2	3
Increase (decrease) in cash and cash equivalents	(21)	(201)	(181)	(247)	(232)
Cash and cash equivalents at beginning of period	111	292	292	539	771
Cash and cash equivalents at end of period	$ 90	$ 91	$ 111	$ 292	$ 539

Nature of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Nature of Business and Basis of Presentation

NOTE 1 — NATURE OF BUSINESS AND BASIS OF PRESENTATION

Basis of Presentation

The consolidated financial statements have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) that permit reduced disclosure for interim periods. The consolidated balance sheet as of January 29, 2012 was derived from audited financial statements, but does not include all necessary disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”).

In management’s opinion, the unaudited financial information for the interim periods presented includes all adjustments necessary for a fair statement of the results of operations, financial position, and cash flows. All adjustments are of a normal recurring nature unless otherwise disclosed. Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim financial statements may not be the same as those for the full year. For a more complete discussion of HD Supply, Inc.’s significant accounting policies and other information, you should read this report in conjunction with HD Supply, Inc.’s revised annual report for the year ended January 29, 2012, in the current report on Form 8-K filed with the SEC on July 20, 2012, which includes all disclosures required by U.S. GAAP.

Certain amounts in prior-period financial statements have been reclassified to conform to the current period’s presentation.

Nature of Business

HD Supply, Inc. (the “Company” or “HD Supply”) is one of the largest industrial distribution companies in North America. With a diverse portfolio of industry-leading businesses, the Company provides a broad range of products and services to approximately 440,000 professional customers in the infrastructure and energy, maintenance, repair and improvement, and specialty construction markets.

The Company provides an expansive offering of approximately one million SKUs of name brand and propriety brand products at competitive prices. Through approximately 630 locations across 46 states and 9 Canadian provinces, HD Supply provides localized, customer-driven services including jobsite delivery, will call and direct-ship options, diversified logistics and innovative solutions that contribute to its customers’ success.

HD Supply has four reportable segments: Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Creative Touch Interiors (“CTI”), Crown Bolt, Repair & Remodel, and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which includes enterprise-wide functional departments.

Fiscal Year

HD Supply’s fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal year ending February 3, 2013 (“fiscal 2012”) includes 53 weeks and fiscal year ending January 29, 2012 (“fiscal 2011”) includes 52 weeks. The three months ended July 29, 2012 and July 31, 2011 both include 13 weeks and the six months ended July 29, 2012 and July 31, 2011 both include 26 weeks.

Principles of Consolidation

The consolidated financial statements present the results of operations, financial position and cash flows of HD Supply. All material intercompany balances and transactions are eliminated. Results of operations of companies acquired are included from their respective dates of acquisition.

Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with U.S. GAAP. Actual results could differ from these estimates.

Self-Insurance

HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile, workers’ compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At July 29, 2012 and January 29, 2012, self-insurance reserves totaled approximately $98 million and $101 million, respectively.

NOTE 1—NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

HD Supply, Inc. (the “Company” or “HD Supply”), a wholly-owned subsidiary of HDS Investment Holding, Inc. (“Holding”), is one of the largest industrial distribution companies in North America. With a diverse portfolio of industry-leading businesses, the Company provides a broad range of products and services to approximately 440,000 professional customers in the infrastructure and energy, maintenance, repair and improvement, and specialty construction markets.

The Company provides an expansive offering of approximately one million stock-keeping units (“SKUs”) of quality, name-brand and propriety-brand products at competitive prices. Through 640 locations across 45 states and 9 Canadian provinces, HD Supply provides localized, customer-driven services including jobsite delivery, will call or direct-ship options, diversified logistics and innovative solutions that contribute to its customers’ success.

HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions (formerly Utilities/Electrical), and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors (“CTI”), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which includes enterprise-wide functional departments.

Principles of Consolidation

The consolidated financial statements present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of companies acquired are included from their respective dates of acquisition. The assets, liabilities, and results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented. Certain amounts in prior-period financial statements have been reclassified to conform to the current period’s presentation.

Prior to February 2, 2009, CTI’s results were reported using a December year-end and therefore were consolidated one month in arrears into the consolidated financial statements of HD Supply, Inc. Effective February 2, 2009, CTI’s results are being consolidated on a January fiscal year-end, eliminating the lag period. The effect of eliminating the lag period for CTI’s results of operations was recorded directly to beginning Accumulated Deficit in the Statement of Stockholders’ Equity as of February 2, 2009.

Fiscal Year

HD Supply’s fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal years ended January 29, 2012 (“fiscal 2011”), January 30, 2011 (“fiscal 2010”), and January 31, 2010 (“fiscal 2009”) all include 52 weeks.

Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Actual results could differ from these estimates.

Cash and Cash Equivalents

HD Supply considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.

Allowance for Doubtful Accounts

Accounts receivable are evaluated for collectability based on numerous factors, including past transaction history with customers, their credit worthiness, and an assessment of lien and bond rights. An allowance for doubtful accounts is estimated as a percentage of aged receivables. This estimate is periodically adjusted when management becomes aware of a specific customer’s inability to meet its financial obligations (e.g., bankruptcy filing) or as a result of changes in historical collection patterns.

Inventories

Inventories are carried at the lower of cost or market. The cost of substantially all inventories is determined by the moving or weighted average cost method. Inventory value is evaluated at each balance sheet date to ensure that it is carried at the lower of cost or market. This evaluation includes an analysis of historical physical inventory results, a review of excess and obsolete inventories based on inventory aging, and anticipated future demand. Periodically, perpetual inventory records are adjusted to reflect declines in net realizable value below inventory carrying cost.

Consideration Received From Vendors

At the beginning of each calendar year, HD Supply enters into agreements with many of its vendors providing for inventory purchase rebates (“vendor rebates”) upon achievement of specified volume purchasing levels. Vendor rebates are accrued as part of cost of sales for products sold based on progress towards earning the vendor rebates, taking into consideration cumulative purchases of inventory to date and projected purchases through the end of the year. An estimate of unearned vendor rebates is included in the carrying value of inventory at each period end for vendor rebates recognized on products not yet sold. At January 29, 2012 and January 30, 2011, vendor rebates due to HD Supply were $71 million and $60 million, respectively. These receivables are included in Receivables in the accompanying Consolidated Balance Sheets.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method based on the following estimated useful lives of the assets:

Buildings and improvements	5 – 45 years
Transportation equipment	5 – 7 years
Furniture, fixtures and equipment	2 – 10 years

Capitalized Software Costs

HD Supply capitalizes certain software costs, which are being amortized on a straight-line basis over the estimated useful lives of the software, ranging from three to six years. At January 29, 2012 and January 30, 2011, capitalized software costs totaled $71 million and $85 million, respectively, net of accumulated amortization of $114 million and $92 million, respectively. Amortization of capitalized software costs totaled $28 million, $31 million, and $29 million, in fiscal 2011, fiscal 2010, and fiscal 2009, respectively.

Goodwill

Goodwill represents the excess of purchase price over fair value of net assets acquired. HD Supply does not amortize goodwill, but does assess the recoverability of goodwill in the third quarter of each fiscal year or whenever events or circumstances indicate that it is “more likely than not” that the fair value of a reporting unit has dropped below its carrying value. For the fiscal 2011 and fiscal 2010 annual impairment tests, the fair values of HD Supply’s identified reporting units were estimated using a discounted cash flow (“DCF”) analysis and a market comparable method, with each method being equally weighted in the calculation. There was no indication of impairment in any of the Company’s reporting units during either the fiscal 2011 or fiscal 2010 annual testing. HD Supply recorded $224 million in non-cash goodwill impairment charges during fiscal 2009. See Note 5, Goodwill and Intangible Assets, for a complete description of the Company’s goodwill.

Impairment of Long-Lived Assets

Long-lived assets, including property and equipment, are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. To analyze recoverability, undiscounted future cash flows over the remaining life of the asset are projected. If these projected cash flows are less than the carrying amount, an impairment loss is recognized to the extent the fair value of the asset less any costs of disposition is less than the carrying amount of the asset. Judgments regarding the existence of impairment indicators are based on market and operational performance. Evaluating potential impairment also requires estimates of future operating results and cash flows.

Self-Insurance

HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile liability, workers’ compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At both January 29, 2012 and January 30, 2011, reserves totaled approximately $101 million.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable, accrued compensation and benefits and other current liabilities approximate fair value due to the short-term nature of these financial instruments. The Company’s long-term financial assets and liabilities are recorded at historical costs. See Note 8, Fair Value Measurements, for information on the fair value of long-term financial instruments.

Revenue Recognition

HD Supply recognizes revenue when persuasive evidence of an agreement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed and determinable and collectability is reasonably assured.

HD Supply ships products to customers predominantly by internal fleet and to a lesser extent by third party carriers. Revenues, net of sales tax and allowances for returns and discounts, are recognized from product sales when title to the products is passed to the customer, which generally occurs at the point of destination for products shipped by internal fleet and at the point of shipping for products shipped by third party carriers. Revenues related to services are recognized in the period the services are performed and totaled $73 million, $56 million, and $56 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively.

Shipping and Handling Fees and Costs

HD Supply includes shipping and handling fees billed to customers in Net sales. Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through Cost of sales as inventories are sold. Shipping and handling costs associated with outbound freight are included in Selling, general and administrative expenses and totaled $96 million, $91 million, and $84 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively.

Concentration of Credit Risk

The majority of HD Supply’s sales are credit sales which are made primarily to customers whose ability to pay is dependent, in part, upon the economic strength of the construction industry in the areas where they operate. Concentration of credit risk with respect to trade accounts receivable is limited by the large number of customers comprising HD Supply’s customer base. HD Supply performs ongoing credit evaluations of its customers.

Leases

Leases are reviewed for capital or operating classification at their inception under the guidance of Accounting Standard Codification (“ASC “) 840, Leases. The Company uses its incremental borrowing rate in the assessment of lease classification and assumes the initial lease term includes renewal options that are reasonably assured. HD Supply conducts operations primarily under operating leases. For leases classified as operating leases, the Company records rent expense on a straight-line basis, over the lease term beginning with the date the Company has access to the property which in some cases is prior to commencement of lease payments. Accordingly, the amount of rental expense recognized in excess of lease payments is recorded as a deferred rent liability and is amortized to rental expense over the remaining term of the lease. Capital leases currently in effect are not material.

Advertising

Advertising costs are charged to expense as incurred except for the costs of producing and distributing certain direct response sales catalogs, which are capitalized and charged to expense over the life of the related catalog. Advertising expenses were approximately $24 million, $21 million, and $20 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. Capitalized advertising costs related to direct response advertising were not material.

Income Taxes

The Company provides for federal, state and foreign income taxes currently payable, as well as for those deferred due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Federal, state and foreign tax benefits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

The Company consists of corporations, limited liability companies and partnerships. All income tax expense (benefit) of the Company is recorded in the accompanying Consolidated Statements of Operations with the offset recorded through the Company’s current tax accounts, deferred tax accounts, or stockholder’s equity account as appropriate.

Comprehensive Income (Loss)

Comprehensive income (loss) includes Net income (loss) adjusted for certain revenues, expenses, gains and losses that are excluded from net income under U.S. GAAP. Adjustments to net income are for foreign currency translation adjustments and unrealized gains or losses on derivatives, to the extent they are accounted for as an effective hedge under ASC 815, Derivatives and Hedging.

Foreign Currency Translation

Assets and liabilities of foreign subsidiaries with a functional currency of Canadian dollars are translated into U.S. dollars at the current rate of exchange on the last day of the reporting period. Revenues and expenses are translated at a monthly average exchange rate and equity transactions are translated using either the actual exchange rate on the day of the transaction or a monthly average exchange rate.

Derivative Financial Instruments

When the Company enters into derivative financial instruments, it is for hedging purposes. In hedging the exposure to variable cash flows on forecasted transactions, deferral accounting is applied when the derivative reduces the risk of the underlying hedged item effectively as a result of high inverse correlation with the value of the underlying exposure. If a derivative instrument either initially fails or later ceases to meet the criteria for deferral accounting, any subsequent gains or losses are recognized currently in income. Cash flows resulting from derivative financial instruments are classified in the same category as the cash flows from the items being hedged.

Stock-Based Compensation

HDS Investment Holding, Inc. (“Holding”) established an Incentive Stock Plan (the “HDS Plan”) for associates of HD Supply, a wholly-owned subsidiary. The HDS Plan provides for the award of non-qualified stock options and deferred share units of the common stock of Holding. The maximum number of shares of common stock that may be issued under the HDS Plan may not exceed 55.6 million, of which a maximum of 30.9 million shares may be issued in respect of options granted under the HDS Plan. Holding will issue new shares of common stock to satisfy options exercised. The HDS Plan is accounted for under ASC 718, Compensation – Stock Compensation, which requires the recognition of share-based compensation costs in the financial statements.

Recent Accounting Pronouncements

Multiple-deliverable revenue arrangements – In October 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2009-13, “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” (“ASU 2009-13”). This ASU addresses how to separate deliverables under multiple-deliverable arrangements and how to measure and allocate arrangement consideration to one or more units of accounting. In addition, ASU 2009-13 expands the disclosures related to a company’s multiple-deliverable revenue arrangements. The Company adopted the provisions of ASU 2009-13 on January 31, 2011. The adoption did not have an impact on the consolidated financial statements or results of operations.

Fair value measurement – In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”).The amendments in this ASU are intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this ASU are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on the Company’s financial position or results of operations.

Comprehensive income – In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”), to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”), which deferred the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income while the FASB further deliberates this aspect of the proposal. The amendments contained in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05, as amended by ASU 2011-12, will not have an impact on the Company’s financial position or results of operations. However, adopting the guidance will affect the presentation of components of comprehensive income by eliminating the historical practice of showing these items within the Consolidated Statements of Stockholder’s Equity.

Goodwill impairment testing – In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment” (“ASU 2011-08”), which simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, although early adoption is permitted. The adoption of ASU 2011-08 will not have an impact on the Company’s financial position or results of operations.

Acquisitions	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Acquisitions

NOTE 2 — ACQUISITIONS

In accordance with the acquisition method of accounting under Accounting Standards Codification (“ASC”) 805, Business Combinations, the results of the acquisitions are reflected in the Company’s consolidated financial statements from the date of acquisition forward.

On June 29, 2012, the Company purchased Peachtree Business Products LLC (“Peachtree”) for approximately $196 million, which is subject to a customary working capital adjustment. Headquartered in Marietta, Georgia, Peachtree Business Products specializes in customizable business and property marketing supplies, serving residential and commercial property managers, medical facilities, schools and universities, churches and funeral homes. Peachtree Business Products LLC is operated as part of the Facilities Maintenance segment.

In accordance with ASC 805, Business Combinations, the Company recorded the following assets and liabilities at fair value on the date of acquisition: $129 million in goodwill, $53 million in definite-lived intangible assets, $12 million in property & equipment, $8 million in net working capital assets and liabilities, and $6 million in deferred tax liabilities. The total amount of goodwill expected to be deductible for tax purposes is $47 million. The definite-lived intangible assets are primarily $50 million in customer relationships that will be amortized over an average of eleven years.

On May 2, 2011, the Company closed on a transaction to acquire substantially all of the assets of Rexford Albany Municipal Supply Company, Inc. (“RAMSCO”) for approximately $21 million. RAMSCO specializes in distributing water, sanitary and storm sewer materials primarily to municipalities and contractors through four locations in upstate New York. These locations are operated as part of the Waterworks segment.

NOTE 2—ACQUISITIONS

HD Supply enters into strategic acquisitions to expand into new markets, new platforms, and new geographies in an effort to better service existing customers and attract new ones. In accordance with the acquisition method of accounting under ASC 805, Business Combinations, the results of the acquisitions completed by HD Supply are reflected in the Company’s consolidated financial statements from the date of acquisition forward.

On June 29, 2012, the Company purchased Peachtree Business Products LLC (“Peachtree”) for approximately $196 million, which is subject to a customary working capital adjustment. Headquartered in Marietta, Georgia, Peachtree Business Products specializes in customizable business and property marketing supplies, serving residential and commercial property managers, medical facilities, schools and universities, churches and funeral homes. Peachtree Business Products LLC is operated as part of the Facilities Maintenance segment.

On May 2, 2011, the Company closed on a transaction to acquire substantially all of the assets of Rexford Albany Municipal Supply Company, Inc. (“RAMSCO”) for approximately $21 million. RAMSCO specializes in distributing water, sanitary and storm sewer materials primarily to municipalities and contractors through four locations in upstate New York. These locations are operated as part of the HD Supply Waterworks business.

On June 1, 2009, HD Supply acquired substantially all of the assets of ORCO Construction Supply, a former competitor of the White Cap business, out of bankruptcy, for approximately $16 million. The total estimated fair value of the net assets acquired, net of liabilities assumed, at the date of the acquisition was $18 million, resulting in a $2 million bargain purchase gain, which is included in Other (income) expense, net in the Consolidated Statements of Operations.

Discontinued Operations	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Discontinued Operations

NOTE 3 — DISCONTINUED OPERATIONS

On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its Industrial Pipes, Valves and Fittings (“IPVF”) business to Shale-Inland Holdings, LLC for proceeds of approximately $469 million, which is subject to a customary working capital adjustment. Upon closing, the Company received cash proceeds of approximately $464 million, net of $5 million of transaction costs. As a result of the sale, the Company recorded a $9 million pre-tax gain in the first quarter of fiscal 2012.

On September 9, 2011, the Company sold all of the issued and outstanding equity interests in its Plumbing/HVAC (“Plumbing”) business to Hajoca Corporation. The Company received cash proceeds of approximately $116 million, net of $8 million remaining in escrow and $4 million of transaction costs. As a result of the sale, the Company recorded a $7 million pre-tax gain in fiscal 2011. During the first quarter of fiscal 2012, the Company paid an additional $1 million in transaction costs.

On February 28, 2011, HD Supply Canada sold substantially all of the assets of SESCO/QUESCO (“SESCO”), an electrical products division of HD Supply Canada, to Sonepar Canada, and received proceeds of approximately $11 million, less $1 million remaining in escrow. As a result of the sale, the Company recorded a $2 million pre-tax gain in fiscal 2011.

Summary Financial Information

In accordance with ASC 205-20, Discontinued Operations, the results of the IPVF, Plumbing and SESCO operations and the gain on sale of the businesses are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of businesses, net of tax, as one line item on the Consolidated Statements of Operations and Comprehensive Income (Loss). All prior period Consolidated Statements of Operations and Comprehensive Income (Loss) presented have been revised to reflect this presentation. The Consolidated Balance Sheets and Statements of Cash Flows prior to the dates of disposition have not been revised for discontinued operations.

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Three Months Ended		Six Months Ended
	July 29, 2012	July 31, 2011	July 29, 2012	July 31, 2011
Net sales	$—	$282	$127	$565
Gain on sale of discontinued operations	—	—	9	2
Income (loss) before provision for income taxes	—	6	16	12
Provision (benefit) for income taxes	—	(1)	—	—

Income from discontinued operations, net of tax	$—	$7	$16	$12

NOTE 3—DISCONTINUED OPERATIONS

On September 9, 2011, the Company sold all of the issued and outstanding equity interests in its Plumbing/HVAC (“Plumbing”) business to Hajoca Corporation. The Company received cash proceeds of approximately $116 million, net of $8 million remaining in escrow and $4 million of transaction costs. As a result of the sale, the Company recorded a $7 million pre-tax gain in fiscal 2011.

On February 28, 2011, HD Supply Canada sold substantially all of the assets of SESCO/QUESCO (“SESCO”), an electrical products division of HD Supply Canada, to Sonepar Canada, and received proceeds of approximately $11 million, less $1 million remaining in escrow. As a result of the sale, the Company recorded a $2 million pre-tax gain in fiscal 2011.

Subsequent Event

On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its Industrial Pipes, Valves and Fittings (“IPVF”) business to Shale-Inland Holdings, LLC for proceeds of approximately $469 million, which is subject to a customary working capital adjustment.

Summary Financial Information

In accordance with ASC 205-20, Discontinued Operations, the results of the IPVF, Plumbing/HVAC and SESCO/QUESCO operations and the gains on sales of the businesses are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of businesses, net of tax, as one line item on the Consolidated Statements of Operations. All Consolidated Statements of Operations presented have been revised to reflect this presentation. The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Net sales	$969	$1,028	$1,105
Gains on sales of discontinued operations	9	—	—
Income (loss) before provision for income taxes	20	(6)	(53)
Provision for income taxes	—	—	(19)

Income (loss) from discontinued operations, net of tax	$20	$(6)	$(34)

Related Parties	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Related Parties

NOTE 4 — RELATED PARTIES

On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the “Equity Sponsors”) formed HDS Investment Holding, Inc. (“Holding”) and entered into a stock purchase agreement with The Home Depot, Inc. (“Home Depot” or “THD”) pursuant to which Home Depot agreed to sell to Holding or to a wholly owned subsidiary of Holding certain intellectual property and all of the outstanding common stock of HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. (collectively “HD Supply”). On August 30, 2007, through a series of transactions, Holding’s direct wholly owned subsidiary, HDS Holding Corporation, acquired direct control of HD Supply through the merger of its wholly owned subsidiary, HDS Acquisition Corp., with and into HD Supply. Through these transactions (the “Transactions”), Home Depot was paid cash of $8.2 billion and 12.5% of Holding’s common stock worth $325 million for certain intellectual property and all of the outstanding common stock of HD Supply, Inc. and CND Holdings, Inc. including all dividends and interest payable associated with those shares.

Home Depot

Strategic Agreement—On the date of the Transactions, Home Depot entered into a strategic purchase agreement with Crown Bolt. This agreement provides a guaranteed revenue stream to Crown Bolt through January 31, 2015 by specifying minimum annual purchase requirements from Home Depot. As of July 29, 2012, the net book value of the strategic purchase agreement is $56 million and the net book value of goodwill assigned to Crown Bolt is $215 million. From time to time, the Company has discussions with Home Depot concerning amending, extending or replacing the current strategic purchase agreement, as well as the potential terms of any such amendment, extension or replacement. Some of the options discussed with Home Depot concerning the amendment, extension or replacement of the agreement could result in a future impairment of the strategic purchase agreement, the goodwill assigned to Crown Bolt or both, which could be significant.

Sales—HD Supply derived revenue from the sale of products to Home Depot of $74 million and $143 million in the three and six months ended July 29, 2012, respectively, and $71 million and $127 million in the three and six months ended July 31, 2011, respectively. The revenue was recorded at an amount that generally approximates fair value. Accounts receivable from the sale of products to Home Depot were approximately $30 million at July 29, 2012 and $45 million at January 29, 2012, and are included within Receivables in the accompanying Consolidated Balance Sheets.

Equity Sponsors

Sponsor Management Fee—In conjunction with the closing of the Transactions, the Company entered into a management agreement whereby the Company pays the Equity Sponsors a $5 million annual aggregate management fee (“Sponsor Management Fee”) and related expenses through August 2017. The three and six months ended July 29, 2012 include $2 million and $3 million, respectively, in Sponsor Management Fees and related expenses. The three and six months ended July 31, 2011 include $2 million and $3 million, respectively, in Sponsor Management Fees and related expenses. These charges are included in Selling, general and administrative expense in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Notes—As of July 29, 2012, affiliates of the Equity Sponsors beneficially owned all of the $757 million outstanding principal of the Company’s 14.875% Senior Notes. In addition, management of the Company has been informed that, as of July 29, 2012, affiliates of certain of the Equity Sponsors beneficially owned approximately $713 million aggregate principal amount, or 39%, of the Company’s 13.5% Senior Subordinated Notes due 2015 and approximately $37 million aggregate principal amount of the Company’s other outstanding indebtedness.

NOTE 4—RELATED PARTIES

On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the “Equity Sponsors”) formed Holding and entered into a stock purchase agreement with The Home Depot, Inc. (“Home Depot” or “THD”) pursuant to which Home Depot agreed to sell to Holding or to a wholly owned subsidiary of Holding certain intellectual properties and all the outstanding common stock of HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. On August 30, 2007, through a series of transactions, Holding’s direct wholly owned subsidiary, HDS Holding Corporation, acquired direct control of HD Supply through the merger of its wholly owned subsidiary, HDS Acquisition Corp., with and into HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. Through these transactions (the “Transactions”), Home Depot was paid cash of $8.2 billion and 12.5% of Holding’s common stock worth $325 million for certain intellectual property and all of the outstanding common stock of HD Supply, Inc. and CND Holdings, Inc. including all dividends and interest payable associated with those shares. During fiscal 2009, HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. received $22 million from Home Depot for the working capital adjustment and settlement of other items finalizing the purchase price of the Transactions.

Home Depot

Sales and Purchases—HD Supply derived revenue from the sale of products to Home Depot of $275 million, $299 million, and $290 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. The revenue was recorded at an amount that generally approximates fair value. Accounts receivable from the sale of products to Home Depot were $45 million and $27 million at January 29, 2012 and January 30, 2011, respectively, and are included within Receivables in the accompanying Consolidated Balance Sheets. In addition to sales, HD Supply purchased product from Home Depot of less than $1 million in each of fiscal 2011, fiscal 2010, and fiscal 2009. All purchases were recorded in Cost of sales when the inventory was sold.

Strategic Agreement—On the date of the Transactions, Home Depot entered into a strategic purchase agreement with Crown Bolt, HD Supply’s distribution services line of business. This agreement provides a guaranteed revenue stream to Crown Bolt through January 31, 2015 by specifying minimum annual purchase requirements from Home Depot. The minimum annual purchase requirements range from $257 million at the outset of the agreement in 2007 to $401 million in the final year. Crown Bolt recorded $20 million and $12 million during fiscal 2011 and fiscal 2010, respectively, in Net sales in accordance with the minimum purchase requirement provisions of this strategic purchase agreement.

Equity Sponsors

In conjunction with the closing of the Transactions, the Company entered into a management agreement whereby the Company will pay the Equity Sponsors a $5 million annual aggregate management fee (“Sponsor Management Fee”) and related expenses through August 2017. During each of fiscal 2011, fiscal 2010, and fiscal 2009, the Company recorded $5 million of Sponsor Management Fees and related expenses, which are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

Management of the Company has been informed that, as of January 29, 2012, affiliates of certain of the Equity Sponsors beneficially owned approximately $833 million aggregate principal amount, or 33%, of the Company’s 12.0% Senior Notes due 2014 and $713 million aggregate principal amount, or 39%, of the Company’s 13.5% Senior Subordinated Notes due 2015.

HD Supply purchased product from affiliates of the Equity Sponsors for approximately $61 million, $46 million, and $60 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. In addition, HD Supply sold product to affiliates of the Equity Sponsors for approximately $3 million, $3 million, and $3 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. Management believes these transactions were conducted at prices that an unrelated third party would pay.

Other Related Parties

HD Supply leases several buildings and properties from an executive officer of the Company. The leases generally provide that all expenses related to the properties are to be paid by HD Supply. Rents paid under these leases were minimal in fiscal 2011, less than $1 million in fiscal 2010, and $1 million in fiscal 2009. The fiscal 2010 payment included less than $1 million of a prepayment for fiscal 2011 and the fiscal 2009 payment included less than $1 million of a prepayment for fiscal 2010. The Company received a discount for making such prepayments.

Goodwill and Intangible Assets	12 Months Ended
Jan. 29, 2012
Goodwill and Intangible Assets

NOTE 5—GOODWILL AND INTANGIBLE ASSETS

Goodwill

The carrying amount of goodwill by reporting unit as of January 29, 2012 and January 30, 2011 is as follows (amounts in millions):

	January 29, 2012			January 30, 2011
	Gross Goodwill	Accumulated Impairments	Net Goodwill	Gross Goodwill	Accumulated Impairments	Net Goodwill
Waterworks	$1,867	$(815)	$1,052	$1,855	$(815)	$1,040
Facilities Maintenance	1,474	—	1,474	1,474	—	1,474
White Cap	183	(74)	109	183	(74)	109
Utilities	285	(99)	186	296	(99)	197
Crown Bolt	215	—	215	215	—	215
Repair & Remodel	125	(30)	95	125	(30)	95
Electrical	20	—	20	20	—	20
IPVF	82	(82)	—	82	(82)	—
CTI	67	(67)	—	67	(67)	—
Plumbing	—	—	—	111	(111)	—

Total goodwill	$4,318	$(1,167)	$3,151	$4,428	$(1,278)	$3,150

Goodwill represents the excess of purchase price over fair value of net assets acquired. HD Supply does not amortize goodwill, but does assess the recoverability of goodwill in the third quarter of each fiscal year. If an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value, an interim impairment test would be performed between annual tests. Goodwill impairment testing is performed at the reporting unit level. There are nine reporting units within the Company to which goodwill was originally assigned, excluding the Plumbing/HVAC business, which was divested in the third quarter of fiscal 2011.

Under U.S. GAAP (ASC 350, Intangibles – Goodwill and Other), goodwill impairment analysis is a two-step test. The first step, used to identify potential impairment, involves comparing each reporting unit’s fair value to its carrying value including goodwill. If the fair value of a reporting unit exceeds its carrying value, applicable goodwill is considered not to be impaired. If the carrying value exceeds fair value, there is an indication of impairment and the second step is performed to measure the amount of impairment.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. If the implied fair value of goodwill in the “pro forma” business combination accounting as described above, exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted under U.S. GAAP.

HD Supply performed the annual goodwill impairment testing during the third quarter of fiscal 2011 for the seven reporting units with goodwill balances (goodwill balances at two reporting units were zero prior to the annual testing). The Company determines the fair value of a reporting unit using a discounted cash flow (“DCF”) analysis and a market comparable method, with each method being equally weighted in the calculation.

Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, the amount and timing of expected future cash flows, as well as relevant comparable company earnings multiples for the market comparable approach. The cash flows employed in the DCF analyses are based on the Company’s most recent long-range forecast and, for years beyond the forecast, the Company’s estimates, which are based on estimated exit multiples ranging from six to seven times the final forecasted year earnings before interest, taxes, depreciation and amortization. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the future cash flows of the respective reporting units and range from 13% to 17%. For the market comparable approach, the Company evaluated comparable company public trading values, using earnings multiples and sales multiples that are used to value the reporting units.

There was no indication of impairment in any of the Company’s reporting units during either the fiscal 2011 or the fiscal 2010 annual testing and accordingly, the second step of the goodwill impairment analysis was not performed. At the time of our fiscal 2011 annual testing, the fair value of the reporting units exceeded their carrying value by the following percentages: 17% for Waterworks, 50% for Facilities Maintenance, 68% for White Cap, 32% for Utilities, 4% for Crown Bolt, 24% for Repair & Remodel, and 166% for Electrical.

There was an indication of impairment in four of the Company’s reporting units during the third quarter fiscal 2009 impairment test and accordingly, the second step was performed for these reporting units. Based on the results of the second step, HD Supply recorded a $224 million non-cash, pre-tax, goodwill impairment charge in the third quarter of fiscal 2009 on four reporting units.

Total non-cash, pre-tax, goodwill impairment charges for fiscal 2009 were as follows (amounts in millions):

	Fiscal Year Ended January 31, 2010
	Beginning Goodwill	Impairment Charge	Remaining Goodwill
Waterworks	$1,174	$(134)	$1,040
Utilities	250	(54)	196
Repair & Remodel	125	(30)	95
Other	1,818	—	1,818

Total continuing operations*	$3,367	(219)	$3,149
IPVF	6	(6)	—

Total*	$3,373	$(224)	$3,149

*	Does not sum due to rounding

The primary cause of impairment of the goodwill in the reporting units for fiscal 2009 was a reduction in expected future cash flows for these businesses as a result of the decline in the residential and commercial construction markets.

The following table presents the changes in goodwill for the fiscal years ended January 29, 2012, January 30, 2011, and January 31, 2010 (amounts in millions).

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Beginning Balance	$3,150	$3,149	$3,368
Acquisition	12	—	—
Realization of tax deductible goodwill from a prior acquisition	(11)	—	—
Impairment	—	—	(224)
Translation adjustment	—	1	5

Ending Balance	$3,151	$3,150	$3,149

During fiscal 2011, the Company recorded $12 million of goodwill as a result of the RAMSCO business acquisition.

The Company’s discounted cash flow model is based on HD Supply’s expectation of future market conditions for each of the reporting units, as well as discount rates that would be used by market participants in an arms-length transaction. Future events could cause the Company to conclude that market conditions have declined or discount rates have increased to the extent that the Company’s goodwill could be further impaired. It is not possible at this time to determine if any such future impairment charge would result.

Intangible Assets

HD Supply’s intangible assets consisted of the following (amounts in millions):

	January 29, 2012			January 30, 2011
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$1,532	$(983)	$549	$1,548	$(774)	$774
Strategic purchase agreement	166	(99)	67	166	(77)	89
Trade names	152	(34)	118	151	(26)	125
Other	1	—	1	17	(13)	4

Total	$1,851	$(1,116)	$735	$1,882	$(890)	$992

During fiscal 2011, the Company recorded $4 million of intangible assets, primarily customer relationship intangibles, as a result of the RAMSCO business acquisition. These intangibles will be amortized over three to seven years.

During fiscal 2009, the Company recorded $2 million of customer relationship intangibles as a result of business acquisitions, primarily the transaction to purchase substantially all of the assets of ORCO Construction Supply out of bankruptcy. These intangibles will be amortized over five to seven years.

On the date of the Transactions, Home Depot entered into a strategic purchase agreement with Crown Bolt. This agreement provides a guaranteed revenue stream to Crown Bolt through January 31, 2015 by specifying minimum annual purchase requirements from Home Depot.

Amortization expense for continuing operations related to intangible assets was $244 million, $244 million, and $243 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. Estimated future amortization expense for continuing operations for intangible assets recorded as of January 29, 2012 is $239 million, $143 million, $113 million, $27 million and $26 million for fiscal years 2012 through 2016, respectively.

Debt	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Debt

NOTE 5—DEBT

On April 12, 2012, HD Supply, Inc. consummated the following transactions (the “Refinancing Transactions”) in connection with the refinancing of the senior portion of its debt structure:

•	the issuance of $950 million of its 8.125% Senior Secured First Priority Notes due 2019 (the “First Priority Notes”);

•	the issuance of $675 million of its 11% Senior Secured Second Priority Notes due 2020 (the “Second Priority Notes”);

•	the issuance of approximately $757 million of its 14.875% Senior Notes due 2020 (the “Senior Notes”);

•	entry into a new senior term facility (the “Senior Term Facility”) maturing in 2017 and providing for term loans in an aggregate principal amount of $1 billion; and

•

entry into a new senior asset based lending facility (the “ABL Facility”) maturing in 2017 and providing for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1.5 billion.

The proceeds of the First Priority Notes, the Second Priority Notes, the Senior Notes, the Senior Term Facility and the ABL Facility were used to (i) repay all amounts outstanding under the Existing Senior Secured Credit Facility (as defined below), (ii) repay all amounts outstanding under the Existing ABL Credit Facility (as defined below), (iii) repurchase all remaining outstanding Old Senior Notes (as defined below) and (iv) pay related fees and expenses.

As a result of the Refinancing Transactions, the Company incurred $74 million in debt issuance costs, of which $73 million was paid as of July 29, 2012, and recorded a $220 million loss on extinguishment, which included a $150 million premium payment to redeem the Old Senior Notes, $46 million to write-off the pro-rata portion of the unamortized deferred debt costs, and $24 million to write-off the remaining unamortized Other asset associated with Home Depot’s guarantee of the Company’s payment obligations for principal and interest under the Term Loan under the Existing Senior Secured Credit Facility that was terminated in the Refinancing Transactions.

Unamortized deferred debt costs

In accordance with ASC 470, Debt, the Company determined that all of the redemption of Old Senior Notes was an extinguishment as either the original note holders were unknown or the refinancing was considered a “substantial” change. As a result of the extinguishment, the Company wrote-off approximately $24 million in unamortized deferred financing charges associated with the Old Senior Notes. Similarly, under ASC 470, approximately $834 million of the Existing ABL Credit Facility and approximately $1,169 million of the Existing Senior Secured Credit Facility were deemed extinguishments, with the remaining portions considered modifications. As a result of the extinguishment, the Company wrote-off approximately $22 million of $42 million in unamortized deferred financing charges associated with these credit agreements.

Long-term debt as of July 29, 2012 and January 29, 2012 consisted of the following (dollars in millions):

	July 29, 2012		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due April 12, 2017	$632	2.27	$—	—
Term Loan due October 12, 2017, net of unamortized discount of $29 million as of July 29, 2012	971	7.25	—	—
8.125% First Priority Notes due April 15, 2019	950	8.13	—	—
11.0% Second Priority Notes due April 15, 2020	675	11.00	—	—
14.875% Senior Notes due October 12, 2020, net of unamortized discount of $29 million as of July 29, 2012	728	14.88	—	—
Term Loan due August 30, 2012	—	—	73	1.53
Term Loan due April 1, 2014	—	—	855	3.03
ABL Term Loan due April 1, 2014	—	—	214	3.56
12.0% Senior Notes due September 1, 2014	—	—	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,819	13.50	1,820	13.50

Total long-term debt	$5,775		5,462
Less current installments	(10)		(82)

Long-term debt, excluding current installments	$5,765		$5,380

(1)	Represents the stated rate of interest, without including the effect of discounts.

81 /8% Senior Secured First Priority Notes due 2019

The Company issued $950 million of its First Priority Notes under an Indenture, dated, and amended, as of April 12, 2012 (the “First Priority Indenture”) among the Company, certain subsidiaries of the Company, as guarantors (the “Subsidiary Guarantors”), the Trustee, and the Note Collateral Agent. The First Priority Notes bear interest at a rate of 8 1/8% per annum and will mature on April 15, 2019. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on October 15, 2012.

The First Priority Notes are senior secured indebtedness of the Company and rank equal in right of payment with all of our existing and future senior indebtedness and senior in right of payment to all of our existing and future subordinated indebtedness.

The First Priority Notes are guaranteed, on a senior secured basis, by each of the Company’s Wholly Owned Domestic Subsidiaries (as defined in the First Priority Indenture) (other than an Excluded Subsidiary (as defined in the First Priority Indenture)) and by each of the Company’s other Domestic Subsidiaries (as defined in the First Priority Indenture) that is a borrower under the ABL Facility or that guarantees payment of indebtedness of the Company under any Credit Facility or Capital Markets Securities (as defined in the First Priority Indenture). These guarantees are subject to release under customary circumstances as stipulated in the First Priority Indenture.

Collateral

The First Priority Notes and the related guarantees are secured by a first-priority security interest in substantially all of the tangible and intangible assets of the Company and the Subsidiary Guarantors (other than the ABL Priority Collateral, in which the First Priority Notes and the related guarantees have a second priority security interest), including pledges of all Capital Stock of the Company’s Restricted Subsidiaries directly owned by the Company and the Subsidiary Guarantors (but only up to 65% of each series of Capital Stock of each direct Foreign Subsidiary owned by the Company or any Subsidiary Guarantor), subject to certain thresholds, exceptions and permitted liens, and excluding any Excluded Assets (as defined in the First Priority Indenture) and Excluded Subsidiary Securities (as defined in the First Priority Indenture) (the “Cash Flow Priority Collateral”).

In addition, the First Priority Notes and the related guarantees are secured by a second-priority security interest in substantially all of the Company’s and the Subsidiary Guarantors’ present and future assets which secure the Company’s obligations under the ABL Facility on a first priority basis, including accounts receivable, inventory and other related assets and all proceeds thereof, subject to permitted liens. Such assets are referred to as the “ABL Priority Collateral.” (The Cash Flow Priority Collateral and the ABL Priority Collateral together are referred to herein as the “Collateral.”)

Redemption

The Company may redeem the First Priority Notes, in whole or in part, at any time (1) prior to April 15, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the First Priority Indenture and (2) on and after April 15, 2015, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2015	106.094%
2016	104.063%
2017	102.031%
2018 and thereafter	100.000%

In addition, at any time prior to April 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the First Priority Notes with the proceeds of certain equity offerings at a redemption price of 108.125% of the principal amount in respect of the First Priority Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the First Priority Notes are redeemed, an aggregate principal amount of First Priority Notes equal to at least 50% of the original aggregate principal amount of First Priority Notes must remain outstanding immediately after each such redemption of First Priority Notes.

11% Senior Secured Second Priority Notes due 2020

The Company issued $675 million of its Second Priority Notes under an Indenture, dated, and amended, as of April 12, 2012 (the “Second Priority Indenture”), among the Company, the Subsidiary Guarantors, the Trustee, and the Note Collateral Agent. The Second Priority Notes bear interest at a rate of 11% per annum and will mature on April 15, 2020. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on October 15, 2012.

The Second Priority Notes are senior secured indebtedness of the Company and rank equal in right of payment with all of the Company’s existing and future senior indebtedness and senior in right of payment to all of the Company’s existing and future subordinated indebtedness.

The Second Priority Notes are guaranteed, on a senior secured basis, by each of the Company’s Wholly Owned Domestic Subsidiaries (as defined in the Second Priority Indenture), other than an Excluded Subsidiary (as defined in the Second Priority Indenture), and by each of the Company’s other Domestic Subsidiaries (as defined in the Second Priority Indenture) that is a borrower under the ABL Facility or that guarantees payment of indebtedness of the Company under any Credit Facility or Capital Markets Securities (as defined in the Second Priority Indenture). These guarantees are subject to release under customary circumstances as stipulated in the Second Priority Indenture.

Collateral

The Second Priority Notes and the related guarantees are secured by a second-priority security interest in the Cash Flow Priority Collateral, subject to permitted liens. In addition, the Second Priority Notes and the related guarantees are secured by a third-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Redemption

The Company may redeem the Second Priority Notes, in whole or in part, at any time (1) prior to April 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the Second Priority Indenture and (2) on and after April 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2016	105.500%
2017	102.750%
2018 and thereafter	100.000%

In addition, at any time prior to April 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Second Priority Notes with the proceeds of certain equity offerings at a redemption price of 111.000% of the principal amount in respect of the Second Priority Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the Second Priority Notes are redeemed, an aggregate principal amount of Second Priority Notes equal to at least 50% of the original aggregate principal amount of Second Priority Notes must remain outstanding immediately after each such redemption of Second Priority Notes.

14.875% Senior Notes due 2020

The Company issued $757 million (net of $30 million of original issue discount) of its Senior Notes under an Indenture, dated as of April 12, 2012 (the “Senior Notes Indenture”), among the Company, the Subsidiary Guarantors and Wilmington Trust, National Association, as Trustee to investment funds associated with Bain Capital Partners, LLC, Carlyle Investment Management, LLC and Clayton, Dubilier & Rice, LLC, the Equity Sponsors. The Senior Notes bear interest at a rate of 14.875% per annum and will mature on October 12, 2020. Interest will be paid semi-annually in arrears on each April 12th and October 12th through maturity, commencing on October 12, 2012, except that the first eleven payment periods through October 2017 shall be paid in kind (“PIK”) and therefore increase the balance of the outstanding indebtedness rather than paid in cash.

Affiliates of certain of the Equity Sponsors owned an aggregate principal amount of approximately $484 million of the Old Senior Notes which they exchanged in a non-cash transaction for their investment in the Senior Notes.

The Senior Notes and the guarantees thereof are the Company’s and the guarantors’ senior unsecured indebtedness and rank equally in right of payment to all existing and future senior unsecured indebtedness of the Company and the guarantors and rank senior in right of payment to all existing and future subordinated obligations of the Company and the guarantors.

Redemption

The Company may redeem the Senior Notes, in whole or in part, at any time (1) prior to April 12, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the Senior Notes Indenture and (2) on and after April 12, 2015, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 12 of the years set forth below.

Year	Percentage
2015	111.1563%
2016	107.4375%
2017	103.7188%
2018 and thereafter	100.0000%

In addition, at any time prior to April 12, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Senior Notes with the proceeds of certain equity offerings at a redemption price of 114.875% of the principal amount in respect of the Senior Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the Senior Notes are redeemed, an aggregate principal amount of Senior Notes equal to at least 50% of the original aggregate principal amount of Senior Notes must remain outstanding immediately after each such redemption of Senior Notes.

On or after April 12, 2017, the Company will be required to redeem or pay portions of the Senior Notes in amounts intended to ensure the Senior Notes are not treated as applicable high yield discount obligations for U.S. federal income tax purposes.

First Priority Notes and Second Priority Notes (collectively the “Priority Notes”) and Senior Notes

Offer to Repurchase

In the event of certain events that constitute a Change of Control (as defined in the First Priority Indenture and Second Priority Indenture, collectively the “Priority Indentures” and the Senior Notes Indenture), the Company must offer to repurchase all of the Priority Notes and Senior Notes (unless otherwise redeemed) at a price equal to 101% of their principal amount, plus accrued and unpaid interest, if any, to the repurchase date. If the Company sells assets under certain circumstances, the Company must use the proceeds to make an offer to purchase the Priority Notes and Senior Notes at a price equal to 100% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.

Covenants

The Priority Indentures and the Senior Notes Indenture contain covenants that, among other things, limit the ability of the Company and its restricted subsidiaries to: incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; create restrictions on the ability of the Company’s restricted subsidiaries to pay dividends to the Company or make other intercompany transfers; create liens securing indebtedness; transfer or sell assets; merge or consolidate; and enter into certain transactions with the Company’s affiliates. Most of these covenants will cease to apply for so long as the Priority Notes and Senior Notes have investment grade ratings from both Moody’s Investment Services, Inc. and Standard & Poor’s.

Events of Default

The Priority Indentures and Senior Note Indenture also provide for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, interest and other monetary obligations on all the then outstanding Priority Notes and Senior Notes to be due and payable immediately. The Priority Indentures and Senior Note Indenture also provide for specified cross default and cross acceleration to other material indebtedness. It is also an event of default if more than $450.0 million aggregate principal amount of (1) the Company’s 13.5% Senior Subordinated Notes due 2015 (the “Senior Subordinated Notes”) remains outstanding on the date that is 90 days or 45 days, in the case of the Priority Notes and Senior Notes, respectively, prior to the scheduled maturity date of the Senior Subordinated Notes or (2) any unsecured indebtedness of the Company or any restricted subsidiary incurred to refinance the Senior Subordinated Notes remains outstanding on the date that is 90 days or 45 days, in the case of the Priority Notes and Senior Notes, respectively, prior to the scheduled maturity date of the such refinancing indebtedness.

Registration Rights Agreements

The Priority Notes and the guarantees have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). The Company has agreed to make an offer to exchange the Priority Notes for registered, publicly tradable notes that have substantially identical terms as the Priority Notes within 270 days following the original issue date of the Priority Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the Priority Notes if the exchange offer has not been completed within 360 days following the original issue date of the Priority Notes.

The Senior Notes and the guarantees have not been registered under the Securities Act. Under the Senior Notes Exchange and Registration Rights Agreement, the holders of the Senior Notes will not have registration rights until the later of (a) the date when 75% of the Senior Subordinated Notes have been repaid or refinanced and (b) the earlier of (i) October 12, 2013 and (ii) the date that is 90 days after a registration statement with respect to the Second Priority Notes has become effective. Thereafter, the holders of the Senior Notes will have limited demand and piggy-back registration rights.

Senior Credit Facilities

Senior Term Facility

The Senior Term Facility consists of a senior secured Term Loan Facility (the “Term Loan Facility”; the term loan thereunder, the “Term Loan”) providing for a Term Loan in an aggregate principal amount of $1,000 million (net of $30 million of original issue discount). The Term Loan Facility also permits the Company to add one or more incremental term loans, revolving or letter of credit facilities of up to $250 million plus a certain amount depending on a secured first lien leverage ratio test included in the Term Loan Facility. The Term Loan bears interest at LIBOR (subject to a floor of 1.25%) plus a borrowing margin of 6.00% or Prime plus a borrowing margin of 5.00% at the Company’s election, payable at the end of each calendar quarter with respect to Prime rate draws or at the maturity of each LIBOR draw (unless a draw is for a six-, nine-, or twelve-month period, then interest shall be paid quarterly). The Term Loan amortizes in nominal quarterly installments, beginning September 30, 2012, equal to 0.25% of the original aggregate principal amount of the Term Loan and matures on October 12, 2017 (the “Term Loan Maturity Date”); provided that if more than $450 million aggregate principal amount of the Senior Subordinated Notes remain outstanding as of the date (the “First Springing Maturity Date”) occurring 90 days prior to the date of the scheduled maturity of the Senior Subordinated Notes, the Term Loan Facility will mature, and the balances of any then outstanding Term Loans will be payable, on the date occurring 90 days prior to the scheduled maturity of the Senior Subordinated Notes or in the event that more than $450 million aggregate principal amount of any unsecured indebtedness incurred to refinance the Senior Subordinated Notes remains outstanding on the date (the “Second Springing Maturity Date”) that is 90 days prior to the maturity date of such refinancing indebtedness, the Term Loan Facility will mature on the earlier of the Second Springing Maturity Date and October 12, 2017, provided further that the individual applicable lenders may agree to extend the maturity of their respective Term Loans upon the Company’s request and without the consent of any other applicable lender.

The Senior Term Facility is senior secured indebtedness of the Company and ranks equal in right of payment with all of the Company’s existing and future senior indebtedness and senior in right of payment to all of the Company’s existing and future subordinated indebtedness.

The Senior Term Facility is guaranteed, on a senior secured basis, by the Subsidiary Guarantors. These guarantees are subject to release under customary circumstances. The guarantee of each Subsidiary Guarantor is a senior secured obligation of that Subsidiary Guarantor and ranks equal in right of payment with all existing and future senior indebtedness of that Subsidiary Guarantor and senior in right of payment to all existing and future subordinated indebtedness of such Subsidiary Guarantor.

Collateral

The Senior Term Facility and the related guarantees are secured by a first-priority security interest in the Cash Flow Priority Collateral, subject to permitted liens. In addition, the Senior Term Facility and the related guarantees are secured by a second-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Prepayment

Prior to the first anniversary of the closing date of the Term Loan Facility, the loans under the Term Loan Facility may not be optionally prepaid. During the second and third years following the closing date of the Term Loan Facility, the Term Loans may be optionally prepaid at a price of 102% and 101%, respectively, of the principal amount being prepaid. On and after the third anniversary of the closing date of the Term Loan Facility, the Term Loans may be prepaid without premium or penalty. Under certain circumstances and subject to certain exceptions, the Term Loan Facility will be subject to mandatory prepayment in an amount equal to:

•	100% of the net proceeds (other than those that are used to purchase certain assets or to repay certain other indebtedness) of certain asset sales and certain insurance recovery events; and

•	50% of annual excess cash flow for any fiscal year, such percentage to decrease to 0% depending on the attainment of certain secured leverage ratio targets.

In addition, upon the incurrence of certain events constituting a Change of Control (as defined in credit agreement governing the Term Loan Facility (the “Term Loan Credit Agreement”)), the Company must offer to prepay the Term Loans (unless otherwise repaid) at a price equal to 101% of their principal amount, plus accrued and unpaid interest, if any, to the repayment date.

Guarantee

The Company is the borrower under the Term Loan Facility. The Subsidiary Guarantors guarantee the Company’s payment obligations under the Term Loan Facility.

The Company’s obligations under the Term Loan Facility and the guarantees thereof are secured in favor of the collateral agent by (i) all of the capital stock of the Company, all capital stock of all domestic subsidiaries directly owned by the Company and the Subsidiary Guarantors and 65% of the capital stock of any foreign subsidiary owned directly by the Company or any Subsidiary Guarantors (it being understood that a foreign subsidiary holding company will be deemed a foreign subsidiary) and (ii) substantially all other tangible and intangible assets owned by the Company and each Subsidiary Guarantor, in each case to the extent permitted by applicable law and subject to certain exceptions and subject to the priority of liens between the Term Loan Facility, the First Priority Notes, the Second Priority Notes and the ABL Facility.

Covenants

The Term Loan Facility contains a number of covenants that, among other things, limit the ability of the Company and its restricted subsidiaries, as described in the Term Loan Credit Agreement, to: incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; create restrictions on the ability of the Company’s restricted subsidiaries to pay dividends to the Company or make other intercompany transfers; create liens securing indebtedness; transfer or sell assets; merge or consolidate; enter into certain transactions with the Company’s affiliates; and prepay or amend the terms of certain indebtedness.

The Term Loan Facility also contains certain affirmative covenants, including financial and other reporting requirements.

Asset Based Lending Facility

The ABL Facility provides for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1,500 million (subject to availability under a borrowing base). Extensions of credit under the ABL Facility will be limited by a borrowing base calculated periodically based on specified percentages of the value of eligible inventory and eligible accounts receivable, subject to certain reserves and other adjustments. As of July 29, 2012, the Company has $539 million of available borrowings under the ABL Facility (after giving effect to the borrowing base limitations and approximately $65 million in letters of credit issued and including $17 million of borrowings available on qualifying cash balances).

A portion of the ABL Facility is available for letters of credit and swingline loans. The ABL Facility also includes a sub-facility for loans and letters of credit in Canadian dollars. The ABL Facility also permits the Company to add one or more incremental term loans, revolving or letter of credit facilities to be included in the ABL Facility up to an aggregate maximum amount of $1,900 million for the total commitments under the ABL Facility (including all incremental commitments).

Until the date that is three months after the closing date of the ABL Facility, at the option of the applicable borrower, the interest rates applicable to the loans under the ABL Facility will be based, (i) in the case of U.S. dollar denominated loans, either a LIBOR plus 2.00% or Prime Rate plus 1.00% and (ii) in the case of Canadian dollar denominated loans, either the BA Rate plus 2.00% or the Canadian Prime Rate plus 1.00%. From and after the date that is three months after the closing date of the ABL Facility, the foregoing interest margins will be subject to a pricing grid, as included in ABL Facility agreement, based on average excess availability for the previous fiscal quarter. The ABL facility also contains a letter of credit fee computed at a rate per annum equal to the Applicable Margin (as defined in the agreement) then in effect for LIBOR Loans and an unused commitment fee subject to a pricing grid, as included in the ABL Facility agreement, based on the Average Daily Used Percentage (as defined in the agreement).

The ABL Facility will mature on April 12, 2017; provided that if more than $450 million aggregate principal amount of the Senior Subordinated Notes remain outstanding as of the date (the “First Springing Maturity Date”) occurring 90 days prior to the date of the scheduled maturity of the Senior Subordinated Notes, the ABL Facility will mature, and the balances of any then outstanding loans under the ABL Facility will be payable, on the date occurring 90 days prior to the scheduled maturity of the Subordinated Notes or in the event that more than $450 million aggregate principal amount of any unsecured indebtedness incurred to refinance the Subordinated Notes remains outstanding on the date (the “Second Springing Maturity Date”) that is 90 days prior to the scheduled maturity date of such refinancing indebtedness, the ABL Facility will mature on the earlier of the Second Springing Maturity Date and April 12, 2017; provided further that the individual applicable lenders may agree to extend the maturity of their respective loans under the ABL Facility upon the Company’s request and without the consent of any other applicable lender.

The ABL Facility is senior secured indebtedness of the Company and ranks equal in right of payment with all of the Company’s existing and future senior indebtedness and senior in right of payment to all of the Company’s existing and future subordinated indebtedness.

The ABL Facility is guaranteed, on a senior secured basis, by the Subsidiary Guarantors. These guarantees are subject to release under customary circumstances as stipulated in the agreement.

The ABL Facility is secured by a first-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Prepayments

The ABL Facility may be prepaid at the Company’s option at any time without premium or penalty and will be subject to mandatory prepayment if the outstanding ABL Facility exceeds either the aggregate commitments with respect thereto or the current borrowing base, in an amount equal to such excess. Mandatory prepayments do not result in a permanent reduction of the lenders’ commitments under the ABL Facility.

Guarantees

The Company and at the Company’s option, certain of the Company’s subsidiaries, including HD Supply Canada, Inc., a Canadian subsidiary (the “Canadian Borrower”), are the borrowers under the ABL Facility. The Subsidiary Guarantors guarantee the Company’s payment obligations under the ABL Facility (and, in the case of Canadian obligations, each direct and indirect wholly-owned Canadian subsidiary, subject to certain exceptions, in each case to the extent otherwise permitted by applicable law, regulation and contractual provision (the “Canadian Guarantors”) guarantee the Canadian Borrower’s payment obligations under the ABL Facility).

The Company’s obligations under the ABL Facility and the guarantees thereof, are secured in favor of the U.S. ABL collateral agent, by (i) all of the capital stock of the Company, all capital stock of all domestic subsidiaries directly owned by the Company and the Subsidiary Guarantors and 65% of the capital stock of any foreign subsidiary held directly by the Company or any Subsidiary Guarantor (it being understood that a foreign subsidiary holding company will be deemed a foreign subsidiary) and (ii) substantially all other tangible and intangible assets owned by the Company and each Subsidiary Guarantor, in each case to the extent permitted by applicable law and subject to certain exceptions and subject to the priority of liens between the Term Loan Facility, the First Priority Notes, the Second Priority Notes and the ABL Facility.

The Canadian obligations under the ABL Facility are also secured by liens on substantially all assets of the Canadian Borrower and the Canadian Guarantors, subject to certain exceptions.

Covenants

The ABL Facility contains a number of covenants that, among other things, limit or restrict the Company’s ability and, in certain cases, the Company’s subsidiaries to make acquisitions, mergers, consolidations, dividends, and to prepay certain indebtedness (including the First Priority Notes, the Second Priority Notes and the Senior Notes), in each case to the extent any such transaction would reduce availability under the ABL Facility below a specified amount.

In addition, if the Company’s specified excess availability (including an amount by which the Company’s borrowing base exceeds the existing commitments) under the ABL Facility falls below the greater of $150 million and 10% of the aggregate commitments (a “Liquidity Event”), the Company will be required to maintain a Fixed Charge Coverage Ratio of at least 1.0:1.0, as defined in the ABL Facility.

The ABL Facility also contains certain affirmative covenants, including financial and other reporting requirements.

Events of Default under the ABL Facility and Term Loan Facility

The ABL Facility and Term Loan Facility also provide for customary events of default, including non-payment of principal, interest or fees, violation of covenants, material inaccuracy of representations or warranties, specified cross default and cross acceleration to other material indebtedness, certain bankruptcy events, certain ERISA events, material invalidity of guarantees or security interest, material judgments and changes of control.

13.5% Senior Subordinated Notes

On August 30, 2007, the Company issued $1.3 billion of Senior Subordinated Notes due 2015 bearing interest at a rate of 13.5% (the “13.5% Senior Subordinated Notes”). Interest payments are due each March and September 1st through maturity except that the first eight payment periods through September 2011 were paid in kind (“PIK”) and therefore increased the balance of the outstanding indebtedness rather than paid in cash. During the second quarter of fiscal 2012, the Company repurchased $1 million aggregate principal of the 13.5% Senior Subordinated Notes at a 3% discount. As of July 29, 2012, the outstanding principal balance of the 13.5% Senior Subordinated Notes was $1.8 billion.

NOTE 6—DEBT

Long-term debt as of January 29, 2012 and January 30, 2011 consisted of the following (dollars in millions):

	January 29, 2012		January 30, 2011
	Outstanding Principal	Interest Rate %	Outstanding Principal	Interest Rate %
Term Loan due August 30, 2012	$73	1.53	$74	1.56
Term Loan due April 1, 2014	855	3.03	864	3.06
ABL Term Loan due April 1, 2014	214	3.56	214	3.53
12.0% Senior Notes due September 1, 2014	2,500	12.00	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,820	13.50	1,597	13.50

Total long-term debt	5,462		5,249
Less current installments	(82)		(10)

Long-term debt, excluding current installments	$5,380		$5,239

Senior Secured Credit Facility

The Company maintains a senior secured credit facility (the “Senior Secured Credit Facility”) comprised of a $928 million term loan (the “Term Loan”) and a $200 million revolving credit facility (the “Revolving Credit Facility”). On March 19, 2010, the Company entered into Amendment No. 3 (the “Cash Flow Amendment”) to its Senior Secured Credit Facility, dated as of August 30, 2007, by and among the Company, Merrill Lynch Capital Corporation, as administrative agent and collateral agent, and the other lenders and financial institutions from time to time party thereto. The Cash Flow Amendment extended the maturity date from August 30, 2012 to April 1, 2014 of approximately $874 million in principal amount of outstanding Term Loan under the Senior Secured Credit Facility. Home Depot, which guarantees payment of the Term Loan under the Senior Secured Credit Facility (“THD Guarantee”), consented to the Cash Flow Amendment. Concurrently, Home Depot and the Company entered into an agreement pursuant to which Home Depot consented to any later amendment to the Senior Secured Credit Facility, as amended, (similar in form and substance to the Cash Flow Amendment) that would extend the maturity of the remaining approximately $104 million of outstanding Term Loan to a date that is not later than the maturity date in effect from time to time under the Cash Flow Amendment. In addition, the Company entered into a letter agreement with Home Depot, pursuant to which the Company agreed that, while the THD Guarantee is outstanding, the Company would not voluntarily repurchase any 12.0% Senior Notes or 13.5% Senior Subordinated Notes, directly or indirectly, without Home Depot’s prior written consent, subject to certain exceptions, including debt repurchases with equity or permitted refinancings. The Company also agreed to prepay $30 million in aggregate principal amount of non-extending Term Loan under the Senior Secured Credit Facility. This prepayment was completed during the first quarter of fiscal 2010. The maturity date of the extended outstanding Term Loan may be further extended to a date not later than June 1, 2014, without further consent by the lenders, if Home Depot provides a notice electing to extend its guarantee of the Term Loan to such later date. However, Home Depot is under no obligation to provide such notice or make such election to further extend its guarantee, and the Company cannot provide any assurance that Home Depot will provide such notice or make such election or on what terms it might do so. The remaining outstanding non-extended Term Loan will mature on the original maturity date of such loan, i.e. August 30, 2012. The Senior Secured Credit Facility can be repaid at any time without penalty or premium.

The Cash Flow Amendment increased the borrowing margins applicable to the extended portion of the Term Loan by 150 basis points, such that the extended Term Loan bears interest at Prime plus 1.75% or LIBOR plus 2.75% at the Company’s election. The remaining non-extended Term Loan continues to bear interest at Prime plus 0.25% or LIBOR plus 1.25% at the Company’s election. Interest on the Term Loan is due at the end of each calendar quarter with respect to Prime rate draws or at the maturity of each LIBOR draw (unless said draw is for a six-, nine-, or twelve-month period, then interest shall be paid quarterly). During fiscal 2011, the Term Loan due August 30, 2012 had an average outstanding balance of $73 million at a weighted average interest rate of 1.56% and the Term Loan due April 1, 2014 had an average outstanding balance of $860 million at a weighted average interest rate of 3.06%. During fiscal 2010, the Term Loan due August 30, 2012 had an average outstanding balance of $149 million at a weighted average interest rate of 1.54% and the Term Loan due April 1, 2014 had an average outstanding balance of $869 million at a weighted average interest rate of 3.11%.

The extended and non-extended portions of the Terms Loan outstanding under the Senior Secured Credit Facility, as amended, amortize in nominal quarterly installments equal to 0.25% of the original aggregate principal amount of the Term Loan. Additionally, beginning in fiscal 2009, the Company is required to pay down the Term Loan in an amount equal to 50% of Excess Cash Flow from the preceding fiscal year, as defined in the Term Loan agreement, such percentage is reduced to 0% upon the attainment of certain leverage ratio targets. Under the Excess Cash Flow provisions of the Senior Secured Credit Facility, the Company is not required to repay a portion of the Term Loan during fiscal 2012 and was not required to repay a portion of the Term Loan during fiscal 2011, fiscal 2010 or fiscal 2009.

The THD Guarantee was valued at $106 million at the issuance of the Senior Secured Credit Facility in August 2007 and was being amortized to interest expense over the original five-year life of the Term Loan on a straight-line basis which approximates the effective interest method. As a result of the extension of the THD Guarantee on the extended Term Loan, the amortization period of a pro-rata portion of the unamortized THD Guarantee has also been extended, on a straight-line basis, until April 1, 2014. During fiscal 2011, fiscal 2010, and fiscal 2009 the Company recorded amortization of the guarantee of $13 million, $14 million, and $21 million, respectively, which is reflected in Interest Expense in the Consolidated Statements of Operations. In connection with the $30 million prepayment of the non-extending portion of the Term Loan under the Senior Secured Credit Facility, the Company wrote-off the unamortized pro-rata portion of the THD Guarantee and the unamortized pro-rata portion of deferred debt costs, resulting in a pre-tax charge of $2 million in fiscal 2010. This charge is reflected in Other (income) expense, net in the Consolidated Statements of Operations.

The Revolving Credit Facility is due August 30, 2013 and bears interest at Prime plus 3.0% or LIBOR plus 4.0% at the Company’s election. The Revolving Credit Facility also has a 0.5% unused commitment fee and a Letter of Credit fee of 4.0% per annum. There were no amounts outstanding under the Revolving Credit Facility as of January 29, 2012 or January 30, 2011. During fiscal 2011, the Revolving Credit Facility had an average outstanding balance of zero. During fiscal 2010, the Revolving Credit Facility had an average outstanding balance of $125 million at a weighted average interest rate of 4.28%. As of January 29, 2012 and January 30, 2011, there were no outstanding Letters of Credit under the Revolving Credit Facility. Interest on the Revolving Credit Facility is due at the end of each calendar quarter with respect to Prime rate draws or at the maturity of each LIBOR draw (unless said draw is for a six-, nine-, or twelve-month period, then interest shall be paid quarterly).

In addition to Home Depot’s guarantee of the Term Loan payments, the Senior Secured Credit Facility is further collateralized by all of the capital stock of HD Supply, Inc. and its subsidiary guarantors and by 65% of the capital stock of its foreign subsidiaries as well as by other tangible and intangible assets owned by the Company subject to the priority of liens described in the guarantee and collateral agreement dated as of August 30, 2007. The Senior Secured Credit Facility contains various restrictive covenants including limitations on additional indebtedness and dividend payments and stipulations regarding the use of proceeds from asset dispositions. The Company is in compliance with all such covenants. The Senior Secured Credit Facility is subject to an acceleration clause under an Event of Default, as defined in the Senior Secured Credit Facility agreement. Management believes the likelihood of such acceleration to be remote.

Asset Based Lending Credit Agreement

The Company maintains a $2.1 billion asset based lending credit agreement (the “ABL Credit Facility”) subject to borrowing base limitations. On March 19, 2010, the Company entered into the Limited Consent and Amendment No. 3 (the “ABL Amendment”) to its ABL Credit Facility, dated as of August 30, 2007, by and among the Company, certain subsidiaries of the Company, GE Business Financial Services Inc. (formerly known as Merrill Lynch Business Financial Services Inc.), as administrative agent and collateral agent, GE Canada Finance Holding Company, as Canadian administrative agent and Canadian collateral agent, and the several lenders and financial institutions from time to time parties thereto. Pursuant to the ABL Amendment, the Company (i) converted approximately $214 million of commitments under the ABL Credit Facility into a term loan (the “ABL Term Loan”), (ii) extended the maturity date of approximately $1,537 million of the commitments under the ABL Credit Facility (the “ABL Revolving Credit Facility”) from August 30, 2012 to the later of April 1, 2014 and the maturity date of the extended Term Loan under the Cash Flow Amendment, and (iii) reduced the total commitments under the ABL Credit Facility by approximately $45 million. The ABL Term Loan does not amortize and the entire principal amount thereof is due and payable on the later of April 1, 2014 and the maturity date of the extended Term Loan under the Senior Secured Credit Facility, as amended. The remaining approximately $304 million of commitments under the ABL Credit Facility mature on the original maturity date of such commitments, i.e. August 30, 2012. The ABL Credit Facility can be repaid at any time without penalty or premium.

The ABL Amendment provided for a borrowing rate of Prime plus 2.25% or LIBOR plus 3.25% per annum applicable to the ABL Term Loan and increased the borrowing margins applicable to the extended portion of the ABL Revolving Credit Facility by 175 basis points and the commitment fee applicable to such portion by 50 basis points, such that the extended ABL Revolving Credit Facility bears interest at Prime plus 2.25% or LIBOR plus 3.25% per annum at the Company’s election and contains an unused commitment fee of 0.75%. The non-extended ABL Revolving Credit Facility continues to bear interest at Prime plus 0.5% or LIBOR plus 1.5% per annum at the Company’s election and contain an unused commitment fee of 0.25%.

As of January 29, 2012, there were no amounts outstanding under the ABL Revolving Credit Facility due August 30, 2012 or the ABL Revolving Credit Facility due April 1, 2014. During fiscal 2011, the ABL Term Loan had an average outstanding balance of $214 million at a weighted average interest rate of 3.50%, the ABL Revolving Credit Facility due August 30, 2012 had an average outstanding balance of $12 million at a weighted average interest rate of 1.76%, and the ABL Revolving Credit Facility due April 1, 2014 had an average outstanding balance of $77 million at a weighted average interest rate of 3.51%. During fiscal 2010, the ABL Term Loan had an average outstanding balance of $214 million at a weighted average interest rate of 3.60%, the ABL Revolving Credit Facility due August 30, 2012 had an average outstanding balance of $59 million at a weighted average interest rate of 2.01%, and the ABL Revolving Credit Facility due April 1, 2014 had an average outstanding balance of $57 million at a weighted average interest rate of 3.58%.

As of January 29, 2012, the Company had available borrowings under the ABL Credit Facility of $993 million, after giving effect to the borrowing base limitations and letters of credit issued and including $57 million of borrowings available on qualifying cash balances. The Company can use up to $400 million of its available borrowing under the ABL Credit Facility for Letters of Credit which are charged a fee of 1.5% per annum for amounts borrowed under the non-extended portion and 3.25% per annum for amounts borrowed under the extended portion. As of January 29, 2012, there were approximately $9 million and $57 million, respectively, of Letters of Credit outstanding under the ABL Credit Facility due August 30, 2012 and April 1, 2014, respectively. As of January 30, 2011, there were approximately $11 million and $60 million, respectively, of Letters of Credit outstanding under the ABL Credit Facility due August 30, 2012 and April 1, 2014, respectively.

The ABL Credit Facility contains various restrictive covenants including a limitation on the amount of dividends to be paid. In addition, if the Company’s availability under the ABL Credit Facility falls below $210 million (a “Liquidity Event”), the Company will be required to maintain a Fixed Charge Coverage Ratio of at least 1.0:1.0, as defined in the ABL Credit Facility. The Company is in compliance with all such covenants. The ABL Credit Facility is collateralized by all of the capital stock of HD Supply, Inc. and its subsidiary guarantors and by 65% of the capital stock of its foreign subsidiaries as well as by other tangible and intangible assets owned by the Company subject to the priority of liens described in the guarantee and collateral agreement dated as of August 30, 2007. The ABL Credit Facility is subject to an acceleration clause in a Liquidity Event or an Event of Default, as defined in the ABL Credit Facility agreement. Under such acceleration, the administrative agent can direct payments from the Company’s depository accounts to directly pay down the outstanding balance under the ABL Credit Facility. Management believes the likelihood of such acceleration to be remote.

In connection with the Cash Flow Amendment and ABL Amendment, the Company incurred financing fees of approximately $34 million, of which approximately $31 million were deferred and is being amortized into interest expense over the term of the amended facilities in accordance with U.S. GAAP for debt modifications (ASC 470-50, Debt-Modifications and Extinguishments). The non-deferred financing fees are reported in Other (income) expense, net in the Consolidated Statements of Operations.

Lehman Brothers and Woodlands Commercial Bank

Lehman Brothers Special Financing Inc. and Lehman Commercial Paper, Inc. (together “Lehman Brothers”) is committed to fund up to $95 million of the non-extended portion of the Company’s $2.1 billion ABL Credit Facility, maturing August 30, 2012, and Woodlands Commercial Bank (“Woodlands,” f/k/a Lehman Commercial Bank, an affiliate of Lehman Brothers) is committed to fund $100 million of the Company’s $300 million original availability under the Revolving Credit Facility.

On September 15, 2008, Lehman Brothers filed a petition under Chapter 11 of the U.S. Bankruptcy Code with the United States Bankruptcy Court for the Southern District of New York (“Lehman’s bankruptcy”). Subsequent to Lehman’s bankruptcy, the Company drew down on the ABL Credit Facility and Lehman Brothers failed to fund their portion of the ABL Credit Facility commitment. Lehman is currently in the process of emerging from bankruptcy and is expected to cure their default on the ABL Credit Facility commitment. As of January 29, 2012, there were no outstanding borrowings under the ABL Credit Facility from Lehman Brothers.

On April 21, 2011, the Company drew down the entire $300 million Revolving Credit Facility and Woodlands failed to fund their $100 million Revolving Credit Facility commitment. The following day, the Company repaid the entire Revolving Credit Facility balance. As a result of Woodlands’ default, the Company no longer pays the 0.5% unused commitment fee on Woodlands’ $100 million Revolving Credit Facility commitment and the Revolving Credit Facility is effectively reduced to $200 million.

12.0% Senior Notes

On August 30, 2007, the Company issued $2.5 billion of Senior Notes bearing interest at a rate of 12.0% (the “12.0% Senior Notes”). Interest payments are due each March 1st and September 1st through maturity. The 12.0% Senior Notes mature on September 1, 2014 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106% plus accrued interest
September 1, 2012 – August 31, 2013	103% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest

The 12.0% Senior Notes contain various restrictive covenants including limitations on additional indebtedness and dividend payments and stipulations regarding the use of proceeds from asset dispositions. The Company is in compliance with all such covenants.

13.5% Senior Subordinated Notes

On August 30, 2007, the Company issued $1.3 billion of Senior Subordinated PIK Notes bearing interest at a rate of 13.5% (the “13.5% Senior Subordinated Notes”). Interest payments are due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were payments in kind (“PIK”) and therefore increased the balance of the outstanding indebtedness rather than paid in cash. During fiscal 2009, the Company repurchased $252 million principal amount, plus accrued interest of $15 million, of the 13.5% Senior Subordinated Notes for $62 million. As a result, we recognized a $200 million pre-tax gain for the extinguishment of this portion of the 13.5% Senior Subordinated Notes, net of the write-off of unamortized deferred debt issuance costs. As a result of PIK interest capitalizations and the extinguishment of a portion of the principal, as of January 29, 2012, the outstanding principal balance of the 13.5% Senior Subordinated Notes was $1.8 billion.

The 13.5% Senior Subordinated Notes mature on September 1, 2015 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106.75% plus accrued interest
September 1, 2012 – August 31, 2013	103.375% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest

The 13.5% Senior Subordinated Notes contain various restrictive covenants including limitations on additional indebtedness and dividend payments and stipulations regarding the use of proceeds from asset dispositions. The Company is in compliance with all such covenants.

The 12.0% Senior Notes and the 13.5% Senior Subordinated Notes are both fully and unconditionally guaranteed by the Company’s direct or indirect wholly-owned domestic subsidiaries. These guarantees can automatically be released under customary circumstances, including the sale of the assets of the subsidiary providing the guarantee. See the section titled “Description of Notes” of the Company’s Registration Statement on Form S-4 filed with the SEC on July 27, 2009 for a detailed description of the Company’s outstanding notes, including a discussion of each of the circumstances under which subsidiary guarantees may be released.

Debt Maturities

Maturities of long-term debt outstanding, in principal amounts, at January 29, 2012 are summarized below (amounts in millions):

Fiscal Year	Maturities
2012	$82
2013	10
2014	3,550
2015	1,820

Total	$5,462

Derivative Instruments	12 Months Ended
Jan. 29, 2012
Derivative Instruments

NOTE 7—DERIVATIVE INSTRUMENTS

The Company maintained interest rate swap agreements to exchange fixed and variable rate interest payment obligations without the exchange of the underlying principal amounts. At execution, the swaps were designated as hedging the exposure to variable cash flows of a forecasted transaction, whereby the Company pays fixed interest and receives variable interest, effectively converting $400 million of floating-rate debt to fixed rate debt. Swaps with a combined $200 million notional value matured on January 31, 2010. The remaining swaps with a combined $200 million notional value matured on January 31, 2011, the first day of fiscal 2011. As of January 30, 2011, the fair value of the swaps was a liability of $1 million and was included in Other current liabilities in the Consolidated Balance Sheet.

The following tables summarize the weighted average rates and notional amounts of these agreements for the periods presented (dollars in millions).

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Weighted average notional value outstanding	—	$200	$400
Weighted average fixed rate paid	—	3.9%	3.8%
Weighted average floating rate received	—	0.3%	0.3%

	As of
	January 29, 2012	January 30, 2011
Weighted average notional value outstanding	—	$200
Weighted average fixed rate paid	—	3.9%
Weighted average floating rate received	—	0.3%

A subsidiary of Lehman Brothers Holdings, Inc. (“Lehman”) is the original counterparty to these interest rate swap agreements. The expected and ultimate filing of bankruptcy by Lehman caused HD Supply to conclude on September 12, 2008 (the “date of de-designation”) that the ability of the counterparty to meet its obligations under the swap agreements was remote. Therefore, on September 12, 2008, HD Supply removed the designation of the swaps as cash flow hedges, discontinued hedge accounting and considered these swaps economic hedges until their expiration. On June 16, 2009, Lehman assigned the counterparty position on the two interest rate swaps that matured on January 31, 2011 to Wells Fargo Foothill, LLC.

On the date of de-designation, the aggregate fair value of the swaps was a liability of $6 million. In accordance with the derivatives and hedging principles of U.S. GAAP (ASC 815, Derivatives and Hedging), the net loss was retained in Accumulated other comprehensive income (loss) (“OCI”) and was reclassified into earnings in the same periods in which the original hedged forecasted transactions affected earnings. As of January 30, 2011, all of the unrealized losses have been reclassified from OCI into Interest expense. Changes in the fair value of the swaps following the date of de-designation were recognized in earnings.

The following table summarizes the location and amounts of the gains or losses related to derivatives included in HD Supply’s consolidated financial statements for the periods presented (amounts in millions):

	Location of gain (loss) in statement of operations	Fiscal 2011	Fiscal 2010	Fiscal 2009
Changes in fair value	Other income (expense), net	$1	$(6)	$11
Amortization of net loss remaining in OCI at de-designation	Interest (expense)	—	(2)	(3)
Settlements	Interest (expense)	—	(8)	(14)

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Fair Value Measurements

NOTE 6 – FAIR VALUE MEASUREMENTS

The fair value measurements and disclosure principles of U.S. GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements. These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2	–	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;

Level 3	–	Unobservable inputs in which little or no market activity exists.

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of July 29, 2012 and January 29, 2012 (amounts in millions):

	As of July 29, 2012		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
ABL Facility	$632	$605	$—	$—
Term Loans and Notes	5,143	5,293	5,462	5,070

Total	$5,775	$5,898	$5,462	$5,070

(1)	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.

The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt. The Term Loans outstanding as of January 29, 2012 and due August 30, 2012 and April 1, 2014 were guaranteed by Home Depot. Therefore, management’s estimates of fair value for these Term Loans were based on a review of the fair value of debt issued by companies with similar credit ratings as Home Depot. For all of the Company’s other debt instruments, management’s fair value estimates were based on recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities.

NOTE 8—FAIR VALUE MEASUREMENTS

The fair value measurements and disclosure principles of U.S. GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements. These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;

Level 3 – Unobservable inputs in which little or no market activity exists.

The Company’s financial assets and liabilities measured at fair value on a recurring basis as of January 29, 2012 and January 30, 2011 were as follows (amounts in millions):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
At January 29, 2012:
Interest Rate Swap Contracts	$—	$—	$—	$—
At January 30, 2011:
Interest Rate Swap Contracts	$—	$(1)	$—	$(1)

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of January 29, 2012 and January 30, 2011 (amounts in millions):

	As of January 29, 2012		As of January 30, 2011
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Term Loan due August 30, 2012	$73	$73	$74	$74
Term Loan due April 1, 2014	855	855	864	871
ABL Term Loan due April 1, 2014	214	207	214	207
12.0% Senior Notes due September 1, 2014	2,500	2,388	2,500	2,338
13.5% Senior Subordinated Notes due September 1, 2015	1,820	1,547	1,597	1,198

Total	$5,462	$5,070	$5,249	$4,688

(1)	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.

The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt.

The Term Loan is guaranteed by Home Depot. Based on a review of the fair value of debt issued by companies with similar credit ratings as Home Depot, management estimates that as of January 29, 2012, the fair value of the Term Loan due August 30, 2012 was approximately 99-101% of the principal value, or $73 million, and the Term Loan due April 1, 2014 is approximately 99-101% of principal, or $855 million. Management estimated that as of January 30, 2011, the fair value of the Term Loan due August 30, 2012 was approximately 99-101% of the principal value, or $74 million, and the Term Loan due April 1, 2014 was approximately 100-102% of principal, or $871 million.

The Company’s fair value estimates for the ABL Credit Facility, 12.0% Senior Notes, and 13.5% Senior Subordinated Notes were based on recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities. Based on this data, management estimates that as of January 29, 2012, the fair value of the ABL Term Loan due April 1, 2014 was approximately 94-100% of the principal value, or $207 million, the fair value of the 12.0% Senior Notes was approximately 93-98% of the principal value, or $2,388 million, and the fair value of the 13.5% Senior Subordinated Notes was approximately 80-90% of principal value, or $1,547 million. Management estimated that as of January 30, 2011, the fair value of the ABL Term Loan due April 1, 2014 was approximately 94-100% of the principal value, or $207 million, the fair value of the 12.0% Senior Notes was approximately 87-100% of the principal value, or $2,338 million, and the fair value of the 13.5% Senior Subordinated Notes was approximately 65-85% of principal value, or $1,198 million.

Income Taxes	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Income Taxes

NOTE 7 – INCOME TAXES

As of July 29, 2012, the Company’s combined federal, state and foreign effective tax rate for continuing operations for the fiscal year ending February 3, 2013 is an 8.6% provision, reflecting the impact of increasing the U.S. valuation allowance, increasing the deferred tax liability for U.S. goodwill amortization for tax purposes, and the accrual of income taxes for foreign and certain state jurisdictions. The tax expense for the six months ended July 29, 2012 was partially offset by an adjustment of the Company’s valuation allowance as a result of the acquisition of additional deferred tax liabilities in conjunction with the Peachtree acquisition. The Company’s effective tax rate will vary based on a variety of factors, including overall profitability, the geographical mix of income before taxes and the related tax rates in the jurisdictions where it operates, restructuring and other charges, as well as discrete events, such as acquisitions and settlements of audits. The Company is subject to audits and examinations of its tax returns by tax authorities in various jurisdictions, including the Internal Revenue Service. Management regularly assesses the likelihood of adverse outcomes resulting from these examinations to determine the adequacy of provisions for income taxes.

With regard to the increase in the valuation allowance and the impact the valuation allowance had on income tax expense, the valuation allowance was directly impacted by the increasing of the deferred tax liability for U.S. goodwill amortization for tax purposes. The deferred tax liability related to the Company’s U.S. tax deductible goodwill must be considered as a liability related to an asset with an indefinite life. Therefore, the deferred tax liability does not amortize and is not available as a source of taxable income to support the realization of deferred tax assets created by other deductible temporary timing differences. The Company does not believe it is “more likely than not” it will realize its U.S. deferred tax assets equal to deferred liability created by tax deductible goodwill and therefore, the Company was required to record an additional tax expense to increase its deferred tax asset valuation allowance. During the three and six months ended July 29, 2012, the impact of the amortization of the indefinite lived intangibles increased income tax expense by $5 million and $33 million, respectively.

During the three and six month period ended July 29, 2012, the Company recorded a $6 million reduction in income tax expense associated with an adjustment to the Company’s valuation allowance as a result of the Peachtree acquisition. The impact to the Company’s income tax rate of acquiring Peachtree’s net deferred tax liability is recorded in the Company’s financial statements outside of Peachtree’s purchase accounting. Peachtree’s net deferred tax liability of $6 million recorded in purchase accounting is available to the Company as a source of future taxable income to support the realization of the Company’s deferred tax assets which results in lowering the Company’s valuation allowance and income tax expense by such amount.

As of January 29, 2012, the Company’s unrecognized tax benefits in accordance with the income taxes principles of U.S. GAAP (ASC 740, Income Taxes) were $196 million. During the six months ended July 29, 2012, the balance for unrecognized tax benefits increased $1 million as result of the Peachtree acquisition which was partially offset by settlements for tax positions in a prior period. Under the terms of the purchase agreement, the seller is required to reimburse the Company for any cash settlements related to the unrecognized tax benefits recorded in purchase accounting. As of July 29, 2012, the Company’s unrecognized tax benefits were $197 million. During the three and six months ended July 29, 2012, the gross accrual for interest related to unrecognized tax benefits increased $3 million and $4 million, respectively, as a result of interest accruals on tax positions in a prior period. The Company’s ending net accrual for interest related to unrecognized tax benefits as of January 29, 2012 was $19 million and increased to $21 million as of July 29, 2012.

During fiscal year 2010, the Company determined that it did not meet the “more likely than not” standard that substantially all of its net U.S. deferred tax assets would be realized and therefore, the Company established a valuation allowance for its net U.S. deferred tax assets. With regard to the U.S., the Company continues to believe that a full valuation allowance is needed against the majority of its net deferred tax assets. As of July 29, 2012, the Company’s U.S. valuation allowance was $657 million and the Company expects to continue to add to its gross deferred tax assets for anticipated net operating losses.

See Note 10, Commitments and Contingencies, for discussion on the Internal Revenue Service audit of the Company’s U.S. federal income tax returns.

NOTE 9—INCOME TAXES

The components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes are as follows (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
United States	$(503)	$(606)	$(678)
Foreign	19	21	—

Total	$(484)	$(585)	$(678)

The Provision (Benefit) for Income Taxes consisted of the following (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Current:
Federal	$—	$—	$—
State	3	2	4
Foreign	—	6	—

	3	8	4
Deferred:
Federal	64	12	(182)
State	6	4	(20)
Foreign	(5)	4	—
Foreign realization of tax deductible goodwill from prior acquisitions	11	—	—

	76	20	(202)

Total	$79	$28	$(198)

The Company’s combined federal, state and foreign effective tax rate for continuing operations for fiscal 2011, fiscal 2010, and fiscal 2009 was approximately (16.4%), (4.8%), and 29.2%, respectively.

The Company’s effective tax rate will vary based on a variety of factors, including overall profitability, the geographical mix of income before taxes and the related tax rates in the jurisdictions where it operates, restructuring and other one-time charges, as well as discrete events, such as settlements of future audits. The Company’s fiscal 2011 and fiscal 2010 effective tax rates were significantly impacted by the recording of a valuation allowance on its net U.S. deferred tax assets. The fiscal 2011 valuation allowance was directly impacted by the increasing of the deferred tax liability for U.S. goodwill amortization for tax purposes. The deferred tax liability related to the Company’s U.S. tax deductible goodwill must be considered as a liability related to an asset with an indefinite life. Therefore, the deferred tax liability does not amortize and is not available as a source of taxable income to support the realization of deferred tax assets created by other deductible temporary timing difference. The Company’s fiscal 2009 effective tax rate was significantly impacted by financial goodwill impairments.

The reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit) for fiscal 2011, fiscal 2010, and fiscal 2009 is as follows (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Income taxes at federal statutory rate	$(169)	$(205)	$(237)
State income taxes, net of federal income tax benefit	(24)	(15)	(25)
Non-deductible goodwill impairment	—	—	41
Non-deductible interest	15	13	12
Valuation allowance	259	228	7
Adjustments to tax reserves	12	4	3
Other, net	(14)	3	1

Total provision (benefit)	$79	$28	$(198)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of January 29, 2012 and January 30, 2011 were as follows (amounts in millions):

	January 29, 2012	January 30, 2011
Current:
Deferred Tax Assets:
Interest	$33	$—
Allowance for doubtful accounts	12	14
Inventory	49	60
Accrued compensation	3	2
Accrued self-insurance liabilities	5	21
Restructuring liabilities	7	31
Other accrued liabilities	27	26
Valuation allowance	(76)	(51)

Current deferred tax assets	60	103
Deferred Tax Liabilities:
Prepaid expense	$(1)	$(1)

Current deferred tax liabilities	(1)	(1)
Noncurrent:
Deferred Tax Assets:
Interest	$212	$180
Accrued compensation	27	18
Accrued self-insurance liabilities	15	—
Other accrued liabilities	8	8
Deferred revenue	8	8
Restructuring liabilities	32	—
Net operating loss	374	291
Net capital loss carryforward	10	—
Fixed assets	16	22
Other	21	16
Valuation allowance	(415)	(188)

Noncurrent deferred tax assets	308	355
Deferred Tax Liabilities:
Software costs	$(23)	$(23)
Intangible assets	(316)	(357)
Income from discharge of indebtedness	(80)	(76)

Noncurrent deferred tax liabilities	(419)	(456)

Deferred tax assets (liabilities), net	$(52)	$1

In fiscal 2011, the Company recorded a valuation allowance on its total U.S. operations of $252 million of which $259 million related to continuing operations which was reduced by $7 million for discontinued operations. In fiscal 2010, the Company recorded a valuation allowance on its total U.S. operations of $230 million of which $228 million related to continuing operations and $2 million related to discontinued operations. In fiscal 2009, the Company recorded a valuation allowance on its total U.S. operations of $7 million which was comprised entirely of continuing operations. The Company records a valuation allowance when it is “more likely than not” that some portion or all of the deferred income tax assets will not be realized. In reaching this determination, the Company considers the future reversals of taxable temporary differences, future taxable income, exclusive of taxable temporary differences and carryforwards, taxable income in prior carry-back years and tax planning strategies.

During the first quarter of fiscal 2010, the Company designated the undistributed earnings of certain aspects of its foreign operations as not permanently reinvested. In fiscal 2011, the Company did not repatriate cash from its foreign operations to the U.S. If the company had repatriated cash to the U.S., no additional income tax expense would have been generated. In fiscal 2010, the Company repatriated $33 million of cash which resulted in $2 million of income tax expense in the U.S. In general, to the extent the Company’s financial reporting book basis over tax basis of a foreign subsidiary exceeds the cash available for repatriation, deferred taxes have not been provided, as they are essentially permanent in duration. If these amounts were not considered reinvested, it is estimated that additional deferred taxes of zero would have been provided.

As of January 29, 2012, the Company has tax-effected U.S. federal net operating loss carryforwards of $245 million which expire beginning in fiscal 2029. The Company also has $102 million of net state net operating loss carryfowards which expire in various years between fiscal 2012 and fiscal 2030. During fiscal 2011, the Company generated a $10 million capital loss associated with the Company’s exit from the Plumbing business, which can be carried forward to offset future capital gain income. The availability to use the capital loss expires in fiscal 2016. The future utilization of the net operating losses and the capital loss could also be impacted by Sections 382 and 383 of the Internal Revenue Code of 1986 should an “ownership change” occur. Section 382 and 383 contain rules that may limit the ability of a company that undergoes an “ownership change”, which generally is any change in ownership of more than 50% of its common stock over a three-year period, to utilize its net operating loss carryfowards to offset taxable income in periods after the ownership change.

There was no net income tax benefit or expense included in discontinued operations in fiscal 2011 or fiscal 2010. The amount of income tax benefit included in discontinued operations for fiscal 2009 was $19 million.

Federal, state and foreign income taxes receivable total $4 million and $3 million as of January 29, 2012 and January 30, 2011, respectively, and are included in Other current assets in the Consolidated Balance Sheets.

Accounting for uncertain tax positions

The Company follows the U.S. GAAP guidance for uncertain tax positions within ASC 740, Income Taxes. ASC 740 requires application of a “more likely than not” threshold to the recognition and de-recognition of tax positions. It further requires that a change in judgment related to prior years’ tax positions be recognized in the quarter of such change. A reconciliation of the beginning and ending amount of unrecognized tax benefits for continuing operations for fiscal 2011, fiscal 2010, and fiscal 2009 is as follows (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Unrecognized Tax Benefits beginning of period	$192	$190	$206
Gross increases for tax positions in current period	—	1	1
Gross increases for tax positions in prior period	6	4	—
Gross decreases for tax positions in prior period	—	—	(16)
Settlements	(1)	(3)	—
Lapse of statutes	(1)	—	(1)

Unrecognized Tax Benefits end of period	$196	$192	$190

There are $196 million, $192 million, and $140 million of unrecognized tax benefits included in the balance at January 29, 2012, January 30, 2011, and January 31, 2010, respectively, whose resolution could affect the annual effective income tax rate.

The Company accrued $5 million, $2 million, and $3 million of net interest and penalties related to unrecognized tax benefits for fiscal 2011, fiscal 2010, and fiscal 2009, respectively. The Company’s ending net accrual for interest and penalties related to unrecognized tax benefits at January 29, 2012, January 30, 2011, and January 31, 2010 was $19 million, $14 million, and $12 million, respectively. The Company’s accounting policy is to classify interest and penalties as components of income tax expense. Accrued interest and penalties from unrecognized tax benefits are included as a component of Other liabilities on the Consolidated Balance Sheet.

The Company is subject to audits and examinations of its tax returns by tax authorities in various jurisdictions, including the Internal Revenue Service. Management regularly assesses the likelihood of adverse outcomes resulting from these examinations to determine the adequacy of provisions for income taxes. Certain of the Company’s tax years 2006 and forward remain open for audit by the IRS and various state governments. The Company does not anticipate any significant changes in its unrecognized tax benefits over the next twelve months.

Stock-Based Compensation and Employee Benefit Plans	12 Months Ended
Jan. 29, 2012
Stock-Based Compensation and Employee Benefit Plans

NOTE 10—STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

Stock-Based Compensation Plan

Effective December 4, 2007, HDS Investment Holding, Inc. (“Holding”) established a Stock Incentive Plan (the “HDS Plan”) for associates of HD Supply, a wholly-owned subsidiary. The HDS Plan provides for the award of non-qualified stock options and deferred share units of the common stock of Holding. Holding will issue new shares of common stock to satisfy options exercised.

Under the terms of the HDS Plan, non-qualified stock options are to carry exercise prices at, or above, the fair market value of Holding’s stock on the date of the grant. Since Holding common stock is not publicly traded, the fair market value of the stock is determined by the Board of Directors of Holding based on such factors as it deems appropriate, including but not limited to the earnings and other financial and operating information of the Company in recent periods, the potential value of the Company as a whole, the future prospects of the Company and the industries in which it competes, the history and management of the Company, the general condition of the securities markets, the fair market value of securities of companies engaged in businesses similar to those of the Company, and any recent valuation of the common stock of Holding that shall have been performed by an independent valuation firm (although the Board of Directors of Holding is not obligated to obtain such a valuation). The non-qualified stock options generally vest at the rate of 20% per year commencing on the first anniversary date of the grant or 100% on the third anniversary of the grant and expire on the tenth anniversary date of the grant.

On January 15, 2010, the Company initiated a one-time stock option exchange program (“Option Exchange Program”). Under the Option Exchange Program, all participants of the HDS Plan were offered the opportunity to exchange their outstanding options (the “Eligible Options”) to purchase shares of Holding’s common stock (the “Common Stock”) granted under the HDS Plan for a lesser number of new options (as determined in accordance with the exchange ratios below) under the HDS Plan.

The Option Exchange Program covered all options that were outstanding under the HDS Plan, including vested and unvested options, at the time of the offer. Eligible Options that had an exercise price greater than $10.00 per share were offered for exchange for a lesser number of options with a new exercise price equal to $4.15 per share (the “Repriced Options”). For every three Eligible Options with an exercise price greater than $10.00 per share, an eligible employee was offered two new Repriced Options. Options that had an exercise price equal to $10.00 per share were offered for exchange for an equal number of options with an exercise price equal to $10.00 per share (the “New $10.00 Options”, and together with the Repriced Options, the “New Options”).

Regardless of the vesting status of the Eligible Options, the New Options have a five-year vesting period, with 20% of the New Options vesting on each anniversary of the date of exchange and an expiration date that is ten years from the date of exchange. All of the New Options are subject to the terms and conditions of the HDS Plan and the eligible employee’s new stock option agreement.

The offering period for the Option Exchange Program commenced on January 15, 2010 and expired on February 2, 2010. Participation in the Option Exchange Program was voluntary. However, once an eligible employee elected to participate, all of his or her Eligible Options were exchanged. Once the offer to exchange expired, all Eligible Options that were surrendered for exchange were cancelled and the New Options were granted.

On February 3, 2010, as a result of employee elections under the Option Exchange Program, the Company exchanged and issued the following options:

Number of Eligible Options Exchanged	20,484,001
Number of Repriced Options issued in the Option Exchange Program	6,828,025
Number of New $10.00 Options issued in the Option Exchange Program	10,242,002

As a result of the exchange, the Company will incur incremental stock-based compensation charges of approximately $1 million per year over the five years following the exchange date. The maximum number of shares of common stock that may be issued under the HDS Plan subsequent to the Option Exchange Program may not exceed 55.6 million, of which a maximum of 30.9 million shares may be issued in respect of options granted under the HDS Plan.

A summary of option activity under the HDS Plan is presented below (shares in thousands):

	Number of Shares	Weighted Average Option Price
Outstanding at February 1, 2009	22,049	$13.13

Granted	1,582	13.13
Exercised	—	—
Canceled	(2,732)	13.13

Outstanding at January 31, 2010	20,899	$13.13

Granted[1]	21,495	7.66
Exercised	—	—
Canceled[2]	(23,927)	12.41

Outstanding at January 30, 2011	18,467	$7.69

Granted	12,485	4.62
Exercised	—	—
Canceled	(1,415)	6.63

Outstanding at January 29, 2012	29,537	$6.44

1 –	Includes shares granted in conjunction with the Option Exchange Program.
2 –	Includes shares canceled in conjunction with the Option Exchange Program.

As of January 29, 2012, there were approximately 29.5 million stock options outstanding with a weighted average remaining life of 8.6 years. As of January 29, 2012, there were approximately 3.6 million options exercisable with a weighted average exercise price of $7.78 and a weighted average remaining life of 8.1 years.

The estimated fair value of the options when granted is amortized to expense over the options’ vesting or required service period. The fair value for these options was estimated by management, after considering a third-party valuation specialist’s assessment, at the date of grant based on the expected life of the option and historical exercise experience, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Risk-free interest rate	2.8%	3.0%	2.9%
Dividend yield	0.0%	0.0%	0.0%
Expected volatility factor	46.0%	48.9%	50.5%
Expected option life in years	6.6	6.8	7.3

The risk free interest rate was determined based on an analysis of U.S. Treasury zero-coupon market yields as of the date of the option grant for issues having expiration lives similar to the expected option life. The expected volatility was based on an analysis of the historical volatility of HD Supply’s competitors over the expected life of the HD Supply options. These volatilities were weighted by the respective HD Supply segment against which they compete, resulting in an overall industry-based volatility for HD Supply. As insufficient data exists to determine the historical life of options issued under the HDS Plan, the expected option life was determined based on the vesting schedule of the options and their contractual life taking into consideration the expected time in which the share price of Holding would exceed the exercise price of the option. The weighted-average fair value of each option granted during fiscal 2011, fiscal 2010, and fiscal 2009 was $1.99, $1.64, and $1.63, respectively. HD Supply recognized $20 million, $17 million, and $18 million of stock-based compensation expense related to stock options, included in Selling, general and administrative expense in the Consolidated Statements of Operations, during fiscal 2011, fiscal 2010, and fiscal 2009, respectively. As of January 29, 2012 the unamortized compensation expense related to stock options was $32 million and was expected to be recognized over a period of 4.8 years.

Employee Benefit Plans

HD Supply offers a comprehensive Health & Welfare Benefits Program which allows employees who satisfy certain eligibility requirements to choose among different levels and types of coverage. The Health & Welfare Benefits program provides employees healthcare coverage in which the employer and employee share costs. In addition, the Program offers employees the opportunity to participate in various voluntary coverages, including flexible spending accounts.

HD Supply maintains a 401(k) defined contribution plan that is qualified under Sections 401(a) and 501(a) of the Internal Revenue Code. Employees who satisfy the plan’s eligibility requirements may elect to contribute a portion of their compensation to the plan on a pre-tax basis. HD Supply may match a percentage of the employees’ contributions to the plan based on approval from the Board of Directors. Matching contributions are generally made shortly after the end of each pay period or shortly after the Company’s fiscal year-end if an additional annual matching contribution based on the Company’s fiscal-year financial results is approved. HD Supply paid $7 million, less than $1 million, and $3 million during fiscal 2011, fiscal 2010, and fiscal 2009, respectively.

Stockholder's Equity	12 Months Ended
Jan. 29, 2012
Stockholder's Equity

NOTE 11—STOCKHOLDER’S EQUITY

Common Stock

The Company is authorized to issue 1,000 shares of common stock, par value $0.01 per share. As of January 29, 2012 and January 30, 2011, 1,000 shares were issued and outstanding.

Accumulated Other Comprehensive Income (Loss)

As of January 29, 2012 and January 30, 2011 accumulated other comprehensive income (loss) is comprised of $(2) million and $(1) million, respectively, of cumulative foreign currency translation adjustments, net.

Supplemental Balance Sheet and Cash Flow Information	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Supplemental Balance Sheet and Cash Flow Information

NOTE 8 – SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

Receivables as of July 29, 2012 and January 29, 2012 consisted of the following (amounts in millions):

	July 29, 2012	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$1,011	$919
Vendor rebate receivables	68	71
Other receivables	22	12

Total receivables, net	$1,101	$1,002

Other Current Liabilities

Other current liabilities as of July 29, 2012 and January 29, 2012 consisted of the following (amounts in millions):

	July 29, 2012	January 29, 2012
Accrued interest	$154	$233
Accrued non-income taxes	40	31
Branch closure & consolidation reserves	13	16
Other	102	98

Total other current liabilities	$309	$378

Significant Non-Cash Transaction

Interest payments on the 13.5% Senior Subordinated Notes are due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were paid in kind (“PIK”) and therefore increased the balance of the outstanding indebtedness rather than paid in cash. The Company made a PIK interest payment during the first quarter of fiscal 2011 of $108 million, increasing the outstanding balance of the 13.5% Senior Subordinated Notes.

Supplemental Cash Flow Information

Cash paid for interest in the six months ended July 29, 2012 and July 31, 2011 was $351 million and $177 million, respectively. Cash paid for income taxes, net of refunds, in the six months ended July 29, 2012 and July 31, 2011 was $2 million and $5 million, respectively.

NOTE 12—SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

Receivables as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Trade receivables, net of allowance for doubtful accounts	$919	$837
Vendor rebate receivables	71	60
Other receivables	12	10

Total receivables, net	$1,002	$907

Property and Equipment

Property and equipment as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Land	$42	$45
Buildings and improvements	206	214
Transportation equipment	44	20
Furniture, fixtures and equipment	298	288
Capitalized software	185	177
Construction in progress	40	12

	815	756
Less accumulated depreciation & amortization	(417)	(366)

Property and equipment, net	$398	$390

Other Current Liabilities

Other current liabilities as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Accrued interest	$233	$131
Accrued non-income taxes	31	28
Branch closure & consolidation reserves	16	18
Other	98	95

Total other current liabilities	$378	$272

Significant Non-Cash Transactions

Interest payments on the 13.5% Senior Subordinated Notes are due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were payments in kind (“PIK”) and therefore increased the balance of the outstanding indebtedness rather than paid in cash. The Company made PIK interest payments during fiscal 2011, fiscal 2010, and fiscal 2009 of $223 million, $196 million, and $172 million, respectively, increasing the outstanding balance of the 13.5% Senior Subordinated Notes.

Supplemental Cash Flow Information

Cash paid for interest in fiscal 2011, fiscal 2010, and fiscal 2009 was approximately $356 million, $363 million, and $366 million, respectively. During fiscal 2010, as a result of recent tax legislation regarding net operating loss carry-back periods, the Company filed for and received a cash refund of $220 million from the Internal Revenue Service for income tax previously paid. During fiscal 2009, the Company received a cash refund of $134 million from the Internal Revenue Service for income tax previously paid. Cash paid for income taxes, net of refunds, in fiscal 2011, fiscal 2010, and fiscal 2009 was approximately $5 million net payment, $216 million net refund, and $127 million net refund, respectively.

Branch Closure and Consolidation Activities	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Branch Closure and Consolidation Activities

NOTE 9 – BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES

Concurrent with the Transactions and acquisition integration, management evaluated the operations and performance of individual branches and identified branches for closure or consolidation. In addition, during fiscal years 2008 and 2009, management initiated additional plans to restructure its business, which included evaluating opportunities to consolidate branches, reduce costs, more efficiently employ working capital and streamline activities. Under these plans, which were completed in fiscal 2010, management closed or consolidated 235 branches and reduced workforce personnel by approximately 5,000 employees. The Company does not expect to incur additional restructuring charges under these plans.

The remaining liability balances for these plans represents the net present value of future lease obligations, including rent, taxes, utilities, etc., less estimated sublease income of the closed branches. The Company regularly reviews the assumptions used to estimate these liabilities.

The following table presents the activity for the liability balances, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets (amounts in millions):

Balance – January 29, 2012	$40
Cash payments	(7)
Other	(1)

Balance – July 29, 2012	$32

As of July 29, 2012, approximately $13 million of the liability balances for the branch closure and consolidation activities is classified as a current liability on the Company’s Consolidated Balance Sheet. Payments for occupancy costs are expected to be substantially complete over the next six years, with certain property lease obligations extending out as far as fourteen years. The Company continues to actively pursue buyout options or subleasing opportunities for the leased properties. The expected timing of cash payments related to the branch closure and consolidation activities could change or adjustments to the reserve may become necessary depending on the success and timing of entering into these types of agreements.

NOTE 13—BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES

Fiscal 2009 Plan

In the third quarter of fiscal 2009, the Company initiated a plan to restructure its businesses which included evaluating opportunities to consolidate branches, further reduce costs, more efficiently employ working capital and streamline activities. Under this plan, which was completed in fiscal 2010, management closed or consolidated 25 branches and reduced workforce personnel by approximately 500 employees. The Company does not expect to incur any additional charges related to this plan.

During fiscal 2010 and fiscal 2009, the Company recognized $7 million and $14 million, respectively, in restructuring charges for branch closure and consolidation charges under the Fiscal 2009 Plan. The cash and non-cash restructuring charges were recorded to Restructuring expense in the Consolidated Statements of Operations. The Company regularly reviews the assumptions used to estimate the net present value of the on-going lease liabilities and other occupancy costs, net of expected sublease income. During fiscal 2011, the Company recorded an additional $2 million in occupancy costs due to actual results differing from the original assumptions within the Plumbing/HVAC business. As a result of the sale of the Plumbing/HVAC business, this charge is reflected within Discontinued operations, net of taxes, in the Consolidated Statements of Operations.

The following table presents the activity for the liability balance, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets, related to closure and consolidation activities under the Fiscal 2009 Plan (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Charges	$5	$7	$2	$14
Cash payments	(2)	—	—	(2)

Balance – January 31, 2010	$3	$7	$2	$12

Charges	2	2	2	6
Cash payments	(4)	(3)	(2)	(9)
Other	(1)	1	—	—

Balance – January 30, 2011	$—	$7	$2	$9

Charges, net of reductions	—	2	—	2
Cash payments	—	(1)	(2)	(3)
Other	—	—	—	—

Balance – January 29, 2012	$—	$8	$—	$8

Transactions & Acquisition Integration

Concurrent with the Transactions and acquisition integration, management evaluated the operations and performance of individual branches and identified branches for closure or consolidation. In addition, during the fourth quarter of fiscal 2008, as a result of continued acquisition integration efforts, the decline in the residential construction market, and the general decline in economic conditions, management evaluated the operations and performance of individual branches and identified branches for closure or consolidation and a reduction in workforce. Under these plans, management closed or consolidated 210 branches and reduced workforce personnel by approximately 4,500 employees. The Company does not expect to incur additional restructuring charges under these plans.

The following table presents the activity for the liability balance, included in Other current liabilities and Other liabilities, related to closure and consolidation activities under the Transactions and Acquisition Integration plans (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Balance – February 1, 2009	$5	$97	$3	$105

Charges, net of reductions	7	(3)	1	5
Cash payments	(12)	(28)	(4)	(44)
Effects of exchange rates	—	1	—	1
Other	—	(8)	—	(8)

Balance – January 31, 2010	$—	$59	$—	$59

Charges, net of reductions	—	2	—	2
Cash payments	—	(18)	—	(18)
Other	—	1	—	1

Balance – January 30, 2011	$—	$44	$—	$44

Cash payments	—	(12)	—	(12)

Balance – January 29, 2012	$—	$32	$—	$32

The Company regularly reviews the assumptions used to estimate the net present value of the on-going lease liabilities and other occupancy costs, net of expected sublease income. During fiscal 2010, the Company recorded an additional $2 million in occupancy costs due to actual results differing from the original assumptions. During the fourth quarter of fiscal 2009, management’s review resulted in a reduction to the lease liabilities due to several favorable lease dispositions, resulting in a reduction to Restructuring expense of $4 million related to previously incurred restructuring charges and a reduction to Selling, general and administrative expense of $8 million related to the lease reserves established under purchase accounting. During the first quarter of fiscal 2009, the Company incurred additional restructuring charges under these plans of $9 million, primarily related to severance.

As of January 29, 2012, approximately $16 million of the liability balances for all branch closure and consolidation activities is classified as a current liability on the Company’s Consolidated Balance Sheet. Payments for occupancy costs, which represent the net present value of future lease obligations, including rent, taxes, utilities, etc., less estimated sublease income of the closed branches, are expected to be substantially complete over the next five years, with certain property lease obligations extending out as far as twelve years. The Company continues to actively pursue buyout options or subleasing opportunities for the leased properties. The timing of cash payments related to the branch closure and consolidation activities could change depending on the success and timing of entering into these types of agreements.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Commitments and Contingencies

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Internal Revenue Service

HD Supply carried back tax net operating losses (“NOL”) from its tax years ended on February 3, 2008 and February 1, 2009 to taxable years during which the Company was a member of Home Depot’s U.S. federal consolidated group. As a result of those NOL carrybacks, Home Depot received cash refunds from the IRS in the amount of approximately $354 million. Under an agreement (the “Agreement”) between HDS Investment Holding Inc. (the Company’s ultimate parent corporation) and Home Depot, Home Depot paid to the Company the refund proceeds resulting from the NOL carrybacks.

In connection with an audit of the Company’s U.S. federal income tax returns filed for the tax years ended on February 3, 2008 and February 1, 2009, the IRS has disallowed certain deductions claimed by the Company. During fiscal 2012, the IRS issued a formal Revenue Agents Report challenging approximately $299 million (excluding interest) of the cash refunds resulting from the Company’s NOL carrybacks. As of July 29, 2012, the Company estimates the interest to which the IRS would be entitled, if successful in all claims, to be approximately $32 million. If the IRS is ultimately successful with respect to the proposed adjustments, the Company, pursuant to the terms of the Agreement, would be required to pay Home Depot an amount equal to the disallowed refunds plus related interest. If the IRS is successful in defending its positions with respect to the disallowed deductions, certain of those disallowed deductions may be available to the Company in the form of increases in the Company’s deferred tax assets by approximately $231 million before valuation allowance.

The Company believes that its positions with respect to the deductions and the corresponding NOL carrybacks are supported by, and consistent with, applicable tax law. In collaboration with Home Depot, the Company has challenged the IRS’ proposed adjustments by filing a formal protest with the Office of Appeals Division within the IRS. During the administrative appeal period and as allowed under statute, the Company intends to vigorously defend its positions rather than pay any amount related to the adjustments. In the event of an unfavorable outcome at the Office of Appeals, the Company will strongly consider litigating the matter in U.S. Tax Court. The unpaid assessment would continue to accrue interest at the statutory rate until resolved. If the Company is ultimately required to pay a significant amount to Home Depot (or the IRS) related to the proposed IRS adjustments pursuant to the terms of the Agreement, the Company’s cash flows, future results of operations and financial positions could be affected in a significant and adverse manner.

Legal Matters

HD Supply is involved in various legal proceedings arising in the normal course of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that it determines to be both probable and reasonably estimable in accordance with ASC 450, Contingencies. In the opinion of management, based on current knowledge, all reasonably estimable and probable matters are believed to be adequately reserved for or covered by insurance. For all such other matters, management believes the possibility of losses from such matters are remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

NOTE 14—COMMITMENTS AND CONTINGENCIES

Lease Commitments

HD Supply occupies certain facilities and operates certain equipment and vehicles under leases that expire at various dates through the year 2027. In addition to minimum rentals, there are certain executory costs such as real estate taxes, insurance, and common area maintenance on most of its facility leases. Expense under these leases totaled $151 million, $153 million, and $161 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. Capital leases currently in effect are not material.

Future minimum aggregate rental payments under non-cancelable operating leases as of January 29, 2012 are as follows (amounts in millions):

Fiscal Year	Operating Leases
2012	$126
2013	102
2014	78
2015	54
2016	36
Thereafter	86

Total	$482

The Company subleases certain leased facilities to third parties. Total future minimum rentals to be received under non-cancelable subleases as of January 29, 2012 are approximately $19 million. These subleases expire at various dates through the year 2023.

Purchase Obligations

As of January 29, 2012, the Company has agreements in place with various vendors to purchase goods and services, primarily inventory, in the aggregate amount of $671 million. These purchase obligations are generally cancelable, but the Company has no intent to cancel. Payment is due during fiscal 2012 for these obligations.

Internal Revenue Service

The Internal Revenue Service has issued notices of proposed adjustments that propose to disallow certain of the Company’s deductions and the carryback of certain of its net operating losses to taxable years during which the Company was a member of The Home Depot, Inc.’s U.S. federal consolidated income tax return. The Internal Revenue Service is expected to issue in the near future a letter that proposes to assess tax liabilities from such proposed adjustments. The Company is estimating such letter will contain a proposed assessment of tax liabilities for approximately $322 million to $325 million, including accrued interest. The Company believes that the deductions it reported on the tax returns in question and carryback of the net operating losses are accurate and appropriate. Therefore, the Company intends to challenge any proposed assessment by filing a formal protest with the Appeals Division of the Internal Revenue Service. During the protest period, the Company intends to vigorously defend its positions rather than pay any proposed assessments. If the Company is ultimately required to pay any such proposed assessments, it could incur significant liabilities and its cash flows, future results of operations and financial position could be affected in a significant and adverse manner. The carryback of the net operating losses was made in accordance with (and subject to the terms of) an agreement entered into between the Company’s ultimate parent corporation, HDS Investment Holding, Inc., and The Home Depot, Inc.

Legal Matters

HD Supply is involved in various legal proceedings arising in the normal course of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that it determines to be both probable and reasonably estimable in accordance with ASC 450, Contingencies. In the opinion of management, based on current knowledge, all reasonably estimable and probable matters are believed to be adequately reserved for or covered by insurance and disclosed herein. For all such other matters, management believes the possibility of losses from such matters are remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

Segment Information	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Segment Information

NOTE 11 – SEGMENT INFORMATION

HD Supply’s operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for Corporate, which provides general corporate overhead support and HD Supply Canada (included in Other), which is organized based on geographic location. The Company determines the reportable segments in accordance with the principles of segment reporting within U.S. GAAP (ASC 280, Segment Reporting). For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply’s ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

HD Supply has four reportable segments, each of which is presented below:

•	Facilities Maintenance—Supplies maintenance, repair and operations (“MRO”) products and upgrade and renovation services largely to the multifamily, healthcare, hospitality, and institutional markets.

•	Waterworks—Distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in all aspects of the water and wastewater industries.

•

Power Solutions (formerly “Utilities/Electrical”)—Distributes electrical transmission and distribution products, power plant MRO supplies, smart-grid technologies, and provides materials management and procurement outsourcing arrangements to the power generation and distribution industries and distributes electrical products such as wire and cable, switch gear supplies, lighting and conduit to residential and commercial contractors.

•	White Cap— Distributes specialized hardware, tools, building materials, and safety equipment to professional contractors.

In addition to the reportable segments, the Company’s consolidated financial results include an Other category, Corporate, & Eliminations. Other primarily consists of (i) Repair & Remodel, offering light remodeling and construction supplies primarily to small remodeling contractors and tradesmen; (ii) Crown Bolt, a retail distribution operator, providing program and packaging solutions, sourcing, distribution, and in-store service, primarily serving Home Depot; (iii) CTI, offering turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial, and senior living projects; and (iv) HD Supply Canada, comprised of HD Supply’s Canadian operations (other than the Canadian utilities operations, which is included in the Power Solutions segment, and Commercial Direct, which is included in the Facilities Maintenance segment). Corporate has enterprise management responsibility and centralized support functions for some of the segments, information technology, human resources, sourcing and support services. All material intersegment transactions have been eliminated.

The following tables present Net sales, Adjusted EBITDA, and other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Three Months Ended July 29, 2012
Net Sales	$571	$527	$440	$307	$214	$2,059
Adjusted EBITDA	109	39	20	18	6	192
Depreciation(1) & Software Amortization	10	2	2	3	7	24
Other Intangible Amortization	19	24	4	5	8	60
Three Months Ended July 31, 2011
Net Sales	$507	$496	$415	$255	$202	$1,875
Adjusted EBITDA	95	33	14	7	6	155
Depreciation(1) & Software Amortization	7	1	1	4	8	21
Other Intangible Amortization	19	23	5	5	9	61

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Six Months Ended July 29, 2012
Net Sales	$1,068	$988	$855	$573	$411	$3,895
Adjusted EBITDA	194	67	34	26	4	325
Depreciation(1) & Software Amortization	19	4	3	6	15	47
Other Intangible Amortization	38	48	9	10	15	120
Six Months Ended July 31, 2011
Net Sales	$944	$883	$810	$471	$375	$3,483
Adjusted EBITDA	167	54	26	4	—	251
Depreciation(1) & Software Amortization	14	2	2	8	17	43
Other Intangible Amortization	38	47	10	10	17	122

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Reconciliation to Consolidated Financial Statements

	Three Months Ended		Six Months Ended
	July 29, 2012	July 31, 2011	July 29, 2012	July 31, 2011
Total Adjusted EBITDA	$192	$155	$325	$251
Depreciation and amortization	84	82	167	165
Stock-based compensation	5	5	10	9
Management fees and expenses	2	2	3	3
Other	(2)	—	(1)	—

Operating income (loss)	103	66	146	74
Interest expense	158	159	324	317
Loss on extinguishment of debt	—	—	220	—
Other (income) expense, net	—	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(55)	(93)	(398)	(242)
Provision (benefit) for income taxes	1	15	34	35

Income (loss) from continuing operations	$(56)	$(108)	$(432)	$(277)

NOTE 15—SEGMENT INFORMATION

HD Supply’s operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for Corporate, which provides general corporate overhead support and HD Supply Canada (included in Other), which is organized based on geographic location. The Company determines the reportable segments in accordance with the principles of segment reporting within U.S. GAAP (ASC 280, Segment Reporting). For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply’s ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

During fiscal 2011, the reportable segment presentation for two operating segments changed as compared to prior periods. The CTI operating segment no longer met the quantitative threshold requirements of a reportable segment. In addition, the Electrical operating segment was merged into the Utilities operating segment, which is a reportable segment, and collectively titled Power Solutions. As a result, prior period disclosures reflect the change in reportable segments.

In conjunction with the change in reportable segments, management re-evaluated its use of key performance metrics. Historically, the Company has presented operating income excluding certain charges as its measure of operating performance for presentation of segment results. Management uses both operating income excluding certain charges and Adjusted EBITDA in its evaluation of operating segment performance. However, based on the recent evaluation, management concluded that Adjusted EBITDA is the primary metric management uses to assess operating performance. Therefore, current and prior period segment presentation reflects Adjusted EBITDA as the operating performance measure.

HD Supply has four reportable segments, each of which is presented below:

•	Facilities Maintenance—Supplies maintenance, repair and operations (“MRO”) products and upgrade and renovation services largely to the multifamily, healthcare, hospitality, and institutional markets.

•	Waterworks—Distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in all aspects of the water and wastewater industries.

•

Power Solutions—Distributes electrical transmission and distribution products, power plant maintenance, repair and operations supplies, smart-grid technologies, and provides materials management and procurement outsourcing arrangements to investor-owned utilities, municipal and provincial power authorities, rural electric cooperatives and utility contractors and distributes electrical products such as wire and cable, switch gear supplies, lighting and conduit to residential and commercial contractors.

•	White Cap— Distributes specialized hardware, tools, building materials, and safety equipment to professional contractors.

In addition to the reportable segments, the Company’s consolidated financial results include an Other category, Corporate, & Eliminations. Other primarily consists of (i) Repair & Remodel, offering light remodeling and construction supplies primarily to small remodeling contractors and tradesmen; (ii) Crown Bolt, a retail distribution operator, providing program and packaging solutions, sourcing, distribution, and in-store service, primarily serving Home Depot; (iii) CTI, offering turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial, and senior living projects; and (iv) HD Supply Canada, comprised of HD Supply’s Canadian operations (other than the Canadian utilities operations, which is included in the Power Solutions segment, and Commercial Direct, which is included in the Facilities Maintenance segment). Corporate has enterprise management responsibility and centralized support functions for some of the segments, information technology, human resources, sourcing and support services. Eliminations remove intersegment transactions.

The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Other, Corporate, & Eliminations	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Other, Corporate, & Eliminations	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

	Fiscal Year 2009
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,609	$279	$24	$73	$2,341	$28
Waterworks	1,652	99	5	95	1,695	2
Power Solutions	1,410	40	5	19	711	3
White Cap	872	(31)	25	20	487	4
Other, Corporate, & Eliminations	770	(44)	62	36	2,611	18

Total continuing operations	$6,313	$343	$121	$243	$7,845	$55

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.
(2)	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation to Consolidated Financial Statements

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Total Adjusted EBITDA	$508	$411	$343
Depreciation and amortization	329	343	364
Stock-based compensation	20	17	18
Management fees and expenses	5	5	5
Restructuring	—	8	21
Goodwill impairment	—	—	219
Other	(1)	1	—

Operating income (loss)	155	37	(284)
Interest expense	639	623	602
Other (income) expense, net	—	(1)	(208)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(484)	(585)	(678)
Provision (benefit) for income taxes	79	28	(198)

Income (loss) from continuing operations	$(563)	$(613)	$(480)

Net sales for HD Supply outside the United States, primarily Canada, were $404 million, $365 million, and $330 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. Long-lived assets of HD Supply outside the United States were $18 million and $29 million as of January 29, 2012 and January 30, 2011, respectively.

Subsidiary Guarantors	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Subsidiary Guarantors

NOTE 12—SUBSIDIARY GUARANTORS

The Company has issued 13.5% Senior Subordinated Notes guaranteed by certain of its subsidiaries (the “Guarantor Subsidiaries”). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of the Company. The subsidiaries of the Company that do not guarantee the 13.5% Senior Subordinated Notes (“Non-guarantor Subsidiaries”) are direct or indirect wholly-owned subsidiaries of the Company and include the Company’s operations in Canada and a non-operating subsidiary in the United States that holds an investment of $374 million in principal, $277 million net of the discount at July 29, 2012, of the Company’s 13.5% Senior Subordinated Notes, which is eliminated in consolidation.

In connection with the 13.5% Senior Subordinated Notes, the Company determined the need for compliance with Rule 3-10 of SEC Regulation S-X (“Rule 3-10”). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(d) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the 13.5% Senior Subordinated Notes HD Supply, Inc. (the “Parent Issuer”), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Three Months Ended July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$1,954	$105	$—	$2,059
Cost of sales	—	1,388	77	—	1,465

Gross Profit	—	566	28	—	594
Operating expenses:
Selling, general and administrative	16	371	21	—	408
Depreciation and amortization	3	79	1	—	83

Total operating expenses	19	450	22	—	491
Operating Income (Loss)	(19)	116	6	—	103
Interest expense	179	75	—	(96)	158
Interest (income)	(75)	—	(21)	96	—
Net (earnings) loss of equity affiliates	(65)	—	—	65	—
Other (income) expense, net	—	—	—	—	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	41	27	(65)	(55)
Provision (benefit) for income taxes	(2)	(6)	9	—	1

Income (Loss) from Continuing Operations	(56)	47	18	(65)	(56)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	$(56)	$47	$18	$(65)	$(56)
Other comprehensive income – foreign currency translation adjustment	(3)	—	(3)	3	(3)

Total Comprehensive Income (Loss)	$(59)	$47	$15	$(62)	$(59)

	Three Months Ended July 31, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$1,770	$105	$—	$1,875
Cost of sales	—	1,264	78	—	1,342

Gross Profit	—	506	27	—	533
Operating expenses:
Selling, general and administrative	18	347	20	—	385
Depreciation and amortization	3	79	—	—	82

Total operating expenses	21	426	20	—	467
Operating Income (Loss)	(21)	80	7	—	66
Interest expense	178	74	1	(94)	159
Interest (income)	(74)	—	(20)	94	—
Net (earnings) loss of equity affiliates	(20)	—	—	20	—
Other (income) expense, net	—	—	—	—	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(105)	6	26	(20)	(93)
Provision (benefit) for income taxes	6	—	9	—	15

Income (Loss) from Continuing Operations	(111)	6	17	(20)	(108)
Income (loss) from discontinued operations, net of tax	10	(4)	1	—	7

Net Income (Loss)	$(101)	$2	$18	$(20)	$(101)
Other comprehensive income – foreign currency translation adjustment	(1)	—	(1)	1	(1)

Total Comprehensive Income (Loss)	$(102)	$2	$17	$(19)	$(102)

	Six Months Ended July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$3,690	$205	$—	$3,895
Cost of sales	—	2,627	151	—	2,778

Gross Profit	—	1,063	54	—	1,117
Operating expenses:
Selling, general and administrative	36	726	43	—	805
Depreciation and amortization	7	158	1	—	166

Total operating expenses	43	884	44	—	971
Operating Income (Loss)	(43)	179	10	—	146
Interest expense	367	150	—	(193)	324
Interest (income)	(150)	(2)	(41)	193	—
Net (earnings) loss of equity affiliates	(72)	—	—	72	—
Other (income) expense, net	220	—	—	—	220

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(408)	31	51	(72)	(398)
Provision (benefit) for income taxes	16	(3)	21	—	34

Income (Loss) from Continuing Operations	(424)	34	30	(72)	(432)
Income (loss) from discontinued operations, net of tax	8	8	—	—	16

Net Income (Loss)	$(416)	$(42)	$30	$(72)	$(416)
Other comprehensive income – foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(416)	$(42)	$30	$(72)	$(416)

	Six Months Ended July 31, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$3,282	$201	$—	$3,483
Cost of sales	—	2,342	148	—	2,490

Gross Profit	—	940	53	—	993
Operating expenses:
Selling, general and administrative	36	677	42	—	755
Depreciation and amortization	6	157	1	—	164

Total operating expenses	42	834	43	—	919
Operating Income (Loss)	(42)	106	10	—	74
Interest expense	357	148	1	(189)	317
Interest (income)	(148)	(1)	(40)	189	—
Net (earnings) loss of equity affiliates	27	—	—	(27)	—
Other (income) expense, net	(1)	—	—	—	(1)

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(277)	(41)	49	27	(242)
Provision (benefit) for income taxes	8	8	19	—	35

Income (Loss) from Continuing Operations	(285)	(49)	30	27	(277)
Income (loss) from discontinued operations, net of tax	20	(11)	3	—	12

Net Income (Loss)	$(265)	$(60)	$33	$27	$(265)
Other comprehensive income – foreign currency translation adjustment	7	—	7	(7)	7

Total Comprehensive Income (Loss)	$(258)	$(60)	$40	$20	$(258)

CONDENSED CONSOLIDATING BALANCE SHEETS

	July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$34	$25	$31	$—	$90
Receivables, net	14	1,019	89	(21)	1,101
Inventories	—	939	58	—	997
Deferred tax asset	—	84	2	(50)	36
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	36	2	—	47

Total current assets	57	2,104	182	(72)	2,271

Property and equipment, net	63	321	5	—	389
Goodwill	—	3,272	7	—	3,279
Intangible assets, net	—	575	4	—	579
Deferred tax asset	89	—	6	(95)	—
Investment in subsidiaries	3,371	—	—	(3,371)	—
Intercompany notes receivable	2,774	582	—	(3,356)	—
Other assets	114	4	280	(277)	121

Total assets	$6,468	$6,858	$484	$(7,171)	$6,639

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$9	$729	$41	$—	$779
Accrued compensation and benefits	35	65	4	—	104
Current installments of long-term debt	10	—	—	—	10
Deferred tax liabilities	70	—	—	(70)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	214	106	10	(21)	309

Total current liabilities	338	900	56	(92)	1,202

Long-term debt, excluding current installments	6,035	—	7	(277)	5,765
Deferred tax liabilities	—	195	—	(75)	120
Intercompany notes payable	582	2,774	—	(3,356)	—
Other liabilities	347	32	7	—	386

Total liabilities	7,302	3,901	70	(3,800)	7,473

Stockholder’s equity (deficit)	(834)	2,957	414	(3,371)	(834)

Total liabilities and stockholder’s equity (deficit)	$6,468	$6,858	$484	$(7,171)	$6,639

	January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholder’s equity (deficit)	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholder’s equity (deficit)	$6,632	$6,936	$520	$(7,350)	$6,738

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS

	Six Months Ended July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(318)	$(18)	$37	$(25)	$(324)

Cash flows from investing activities
Capital expenditures	(14)	(38)	—	—	(52)
Proceeds from sale of property and equipment	—	2	—	—	2
Purchase of debt investments	—	—	(1)	1	—
Payment for a business acquired	—	(196)	—	—	(196)
Proceeds from sale of a business	463	—	1	—	464
Proceeds from (payments of) intercompany notes	—	59	—	(59)	—
Investments (return of capital) in equity affiliates	(169)	—	—	169	—
Other investing activities	—	—	(3)	—	(3)

Net cash flows from investing activities	280	(173)	(3)	111	215

Cash flows from financing activities
Dividend payment	—	—	(25)	25	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(59)	—	—	59	—
Borrowings of long-term debt	2,817	—	—	—	2,817
Repayments of long-term debt	(3,287)	—	—	(1)	(3,288)
Borrowings on long-term revolver	997	—	7	—	1,004
Repayments of long-term revolver	(372)	—	—	—	(372)
Debt issuance and modification fees	(73)	—	—	—	(73)

Net cash flows from financing activities	23	204	(53)	(86)	88

Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(15)	$13	$(19)	$—	$(21)
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$34	$25	$31	$—	$90

	Six Months Ended July 31, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(268)	$(21)	$(7)	$—	$(296)

Cash flows from investing activities
Capital expenditures	(8)	(27)	—	—	(35)
Proceeds from sales of property and equipment	—	4	—	—	4
Purchase of investments	(21)	—	—	—	(21)
Proceeds from sale of a business	—	—	11	—	11
Payments for a business acquired	—	(21)	—	—	(21)
Proceeds from (payments of) intercompany notes	—	71	—	(71)	—

Net cash flows from investing activities	(29)	27	11	(71)	(62)

Cash flows from financing activities
Borrowings (repayments) of intercompany notes	(71)	—	—	71	—
Repayments of long-term debt	(5)	—	—	—	(5)
Borrowings on long-term revolver	632	—	—	—	632
Repayments of long-term revolver	(472)	—	—	—	(472)

Net cash flows from financing activities	84	—	—	71	155

Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(213)	$6	$6	$—	$(201)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$36	$14	$41	$—	$91

NOTE 16—SUBSIDIARY GUARANTORS

The Company has issued 12.0% Senior Notes and 13.5% Senior Subordinated Notes (collectively the “Notes”) guaranteed by certain of its subsidiaries (the “Guarantor Subsidiaries”). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of the Company. The subsidiaries of the Company that do not guarantee the Notes (“Non-guarantor Subsidiaries”) are direct or indirect wholly-owned subsidiaries of the Company and include the Company’s operations in Canada and a non-operating subsidiary in the United States that holds an investment of $373 million in principal, $261 million net of the discount at January 29, 2012, of the Company’s 13.5% Senior Subordinated Notes, which is eliminated in consolidation.

In connection with the Notes, the Company determined the need for compliance with Rule 3-10 of SEC Regulation S-X (“Rule 3-10”). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(d) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations, the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes HD Supply, Inc. (the “Parent Issuer”), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING INCOME STATEMENTS

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,630	$398	$—	$7,028
Cost of sales	—	4,720	294	—	5,014

Gross Profit	—	1,910	104	—	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	—	1,532
Depreciation and amortization	12	313	2	—	327

Total operating expenses	90	1,685	84	—	1,859
Operating Income (Loss)	(90)	225	20	—	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	—
Net loss of equity affiliates	30	—	—	(30)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	—	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Loss from discontinued operations, net of tax	32	(15)	3	—	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,085	$364	$—	$6,449
Cost of sales	—	4,339	269	—	4,608

Gross Profit	—	1,746	95	—	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	—	1,455
Depreciation and amortization	16	322	3	—	341
Restructuring	—	8	—	—	8

Total operating expenses	98	1,632	74	—	1,804
Operating Income (Loss)	(98)	114	21	—	37
Interest expense	701	298	—	(376)	623
Interest (income)	(298)	(4)	(74)	376	—
Other (income) expense, net	(1)	—	—	—	(1)
Net loss of equity affiliates	178	—	—	(178)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	—	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Loss from discontinued operations, net of tax	42	(49)	1	—	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$5,987	$326	$—	$6,313
Cost of sales	—	4,301	244	—	4,545

Gross Profit	—	1,686	82	—	1,768
Operating expenses:
Selling, general and administrative	83	1,304	66	—	1,453
Depreciation and amortization	22	334	3	—	359
Restructuring	1	21	(1)	—	21
Goodwill impairment	—	196	23	—	219

Total operating expenses	106	1,855	91	—	2,052
Operating Income (Loss)	(106)	(169)	(9)	—	(284)
Interest expense	679	305	—	(382)	602
Interest (income)	(304)	(11)	(67)	382	—
Other (income) expense, net	(206)	7	(9)	—	(208)
Net loss of equity affiliates	348	—	—	(348)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(623)	(470)	67	348	(678)
Provision (benefit) for income taxes	(70)	(148)	20	—	(198)

Income (Loss) from Continuing Operations	(553)	(322)	47	348	(480)
Loss from discontinued operations, net of tax	39	(72)	(1)	—	(34)

Net Income (Loss)	$(514)	$(394)	$46	$348	$(514)

CONDENSED CONSOLIDATING BALANCE SHEETS

	January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholders’ equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholders’ equity	$6,632	$6,936	$520	$(7,350)	$6,738

	January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$249	$8	$35	$—	$292
Receivables, net	2	830	75	—	907
Inventories	—	958	77	—	1,035
Deferred tax asset	40	62	4	(4)	102
Intercompany receivable	—	3	—	(3)	—
Other current assets	9	35	1	—	45

Total current assets	300	1,896	192	(7)	2,381

Property and equipment, net	62	322	6	—	390
Goodwill	—	3,132	18	—	3,150
Intangible assets, net	—	988	4	—	992
Deferred tax asset	117	—	—	(117)	—
Investment in subsidiaries	2,752	—	—	(2,752)	—
Intercompany notes receivable	3,054	304	—	(3,358)	—
Other assets	172	4	203	(203)	176

Total assets	$6,457	$6,646	$423	$(6,437)	$7,089

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$20	$730	$55	$—	$805
Accrued compensation and benefits	32	80	6	—	118
Current installments of long-term debt	10	—	—	—	10
Intercompany payables	—	—	3	(3)	—
Other current liabilities	157	104	11	—	272

Total current liabilities	219	914	75	(3)	1,205

Long term debt, excluding current installments	5,423	—	—	(184)	5,239
Deferred tax liabilities	—	222	—	(121)	101
Intercompany notes payable	304	3,054	—	(3,358)	—
Other liabilities	415	45	7	(19)	448

Total liabilities	6,361	4,235	82	(3,685)	6,993

Stockholders’ equity	96	2,411	341	(2,752)	96

Total liabilities and stockholders’ equity	$6,457	$6,646	$423	$(6,437)	$7,089

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(629)	$458	$6	$—	$(165)
Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	—	(115)
Proceeds from sales of property and equipment	—	4	—	—	4
Payments for businesses acquired	—	(21)	—	—	(21)
Proceeds from sale of a business	117	—	11	—	128
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of investments	21	—	—	—	21
Proceeds from (payments of) intercompany notes	—	(337)	—	337	—

Net cash flows from investing activities	102	(454)	9	337	(6)
Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	—	—	(337)	—
Repayments of long-term debt	(10)	—	—	—	(10)
Borrowings on long-term revolver	1,053	—	—	—	1,053
Repayments of long-term revolver	(1,053)	—	—	—	(1,053)

Net cash flows from financing activities	327	—	—	(337)	(10)
Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$—	$(181)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$49	$12	$50	$—	$111

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$452	$83	$16	$—	$551
Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	—	(49)
Proceeds from sales of property and equipment	—	4	—	—	4
Proceeds from (payments of) intercompany notes	—	(46)	—	46	—
Return of investment	33	—	—	(33)	—

Net cash flows from investing activities	27	(83)	(2)	13	(45)
Cash flows from financing activities
Equity contribution (return of capital)	1	—	(33)	33	1
Borrowings (repayments) of intercompany notes	46	—	—	(46)	—
Repayments of long-term debt	(40)	—	—	—	(40)
Borrowings on long-term revolver	178	—	—	—	178
Repayments of long-term revolver	(860)	—	—	—	(860)
Debt modification and issuance costs	(34)	—	—	—	(34)

Net cash flows from financing activities	(709)	—	(33)	(13)	(755)
Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(230)	$—	$(17)	$—	$(247)
Cash and cash equivalents at beginning of period	479	8	52	—	539

Cash and cash equivalents at end of period	$249	$8	$35	$—	$292

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$51	$16	$13	$(11)	$69
Cash flows from investing activities
Capital expenditures	(9)	(48)	(1)	—	(58)
Proceeds from sales of property and equipment	1	7	—	—	8
Refunds (payments) for businesses acquired, net of cash acquired	22	(16)	(3)	3	6
Proceeds from sale of a business	6	—	—	(3)	3
(Payments for) proceeds from debt & other investments	—	5	(67)	62	—
Investments in equity affiliates	(62)	—	—	62	—
Proceeds from (payments of) intercompany notes	12	39	—	(51)	—

Net cash flows from investing activities	(30)	(13)	(71)	73	(41)
Cash flows from financing activities
Equity contribution	—	—	51	(51)	—
Borrowings (repayments) of intercompany notes	(39)	(12)	—	51	—
Repayments of long-term debt	(10)	—	—	(62)	(72)
Borrowings on long-term revolver	5	—	—	—	5
Repayments of long-term revolver	(196)	—	—	—	(196)

Net cash flows from financing activities	(240)	(12)	51	(62)	(263)
Effect of exchange rates on cash	—	—	3	—	3

Net increase (decrease) in cash & cash equivalents	(219)	(9)	(4)	—	(232)
Cash and cash equivalents at beginning of period	698	17	56	—	771

Cash and cash equivalents at end of period	$479	$8	$52	$—	$539

Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 29, 2012
Quarterly Financial Data (Unaudited)

NOTE 17—QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the quarterly consolidated results of operations for the fiscal years ended January 29, 2012 and January 30, 2011 (amounts in millions):

	Net Sales	Gross Profit	Net Income (Loss)
Fiscal Year Ended January 29, 2012:
First Quarter	$1,608	$460	$(164)
Second Quarter	1,875	533	(101)
Third Quarter	1,893	535	(105)
Fourth Quarter	1,652	486	(173)

Fiscal Year 2011	$7,028	$2,014	$(543)
Fiscal Year Ended January 30, 2011:
First Quarter	$1,552	$443	$(202)
Second Quarter	1,719	488	(115)
Third Quarter	1,724	488	(99)
Fourth Quarter	1,454	422	(203)

Fiscal Year 2010	$6,449	$1,841	$(619)

The following is a summary of the changes to the previously reported quarterly financial data in order to conform presentation to reflect discontinued operations (amounts in millions):

	Net Sales	Gross Profit	Net Income (Loss)
Fiscal Year Ended January 29, 2012:
First Quarter	$(280)	$(67)	$—
Second Quarter	(282)	(68)	—
Third Quarter	(182)	(45)	—
Fourth Quarter	(174)	(39)	—

Fiscal Year 2011	$(918)	$(219)	$—

Fiscal Year Ended January 30, 2011:
First Quarter	$(259)	$(59)	$—
Second Quarter	(255)	(59)	—
Third Quarter	(269)	(60)	—
Fourth Quarter	(245)	(58)	—

Fiscal Year 2010	$(1,028)	$(236)	$—

Subsequent Event	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Subsequent Event

NOTE 14 – SUBSEQUENT EVENT

On August 2, 2012, the Company issued $300 million additional aggregate principal amount of its 8 1/8% First Priority Notes due 2019 (the “Additional Notes”) at a premium of 107.5%. At closing, the Company received approximately $317 million, net of transaction fees. The Additional Notes were issued under the indenture pursuant to which HD Supply previously issued $950 million aggregate principal amount of 8 1/8% First Priority Notes due 2019, all of which remains outstanding. The net proceeds from the sale of the Additional Notes were applied to reduce outstanding borrowings under the Company’s ABL facility.

On October 15, 2012, the Company issued $1 billion of its 11.5% Senior Notes due 2020 (the “11.5% Senior Notes”) at par. As a result of the issuance, the Company incurred $18 million in debt issuance costs. On November 8, 2012, the net proceeds from the 11.5% Senior Notes issuance were used to redeem $930 million of the Company’s outstanding 13.5% Senior Subordinated Notes at a premium of 103.375% plus accrued interest of $23 million. As a result, in the fourth quarter of fiscal 2012, the Company recorded a $37 million loss on extinguishment of debt, which included a $31 million premium payment to redeem the 13.5% Senior Subordinated Notes and $5 million to write-off the pro-rata portion of the unamortized deferred debt costs. Subsequent to the redemption, $889 million of the Company’s 13.5% Senior Subordinated Notes remains outstanding. Affiliates of the Equity Sponsors that hold the Company’s 13.5% Senior Subordinated Notes had such notes redeemed on a pro-rata basis, such that subsequent to the redemption, they beneficially own approximately $348 million aggregate principal amount, or 39%, of the Company’s 13.5% Senior Subordinated Notes.

NOTE 18—SUBSEQUENT EVENTS

Disposition

On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its IPVF business to Shale-Inland Holdings LLC for approximately $469 million. In accordance with ASC 205-20, Discontinued Operations, the results of the IPVF operations are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of businesses, net of tax, as one line item on the Consolidated Statements of Operations. All Consolidated Statements of Operations presented have been revised to reflect this presentation.

Refinancing Transactions (unaudited)

On April 12, 2012, HD Supply, Inc. consummated the following transactions (the “Refinancing Transactions”) in connection with the refinancing of the senior portion of its debt structure:

•	the issuance of $950 million of its 8.125% Senior Secured First Priority Notes due 2019 (the “First Priority Notes”);

•	the issuance of $675 million of its 11% Senior Secured Second Priority Notes due 2020 (the “Second Priority Notes”);

•	the issuance of approximately $757 million of its 14.875% Senior Notes due 2020 (the “Senior Notes”);

•	entry into a new senior term facility (the “Senior Term Facility”) maturing in 2017 and providing for term loans in an aggregate principal amount of $1 billion; and

•

entry into a new senior asset based lending facility (the “ABL Facility”) maturing in 2017 and providing for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1.5 billion.

The proceeds of the First Priority Notes, the Second Priority Notes, the Senior Notes, the Senior Term Facility and the ABL Facility were used to (i) repay all amounts outstanding under the Senior Secured Credit Facility, (ii) repay all amounts outstanding under the ABL Credit Facility, (iii) repurchase all remaining outstanding 12.0% Senior Notes and (iv) pay related fees and expenses.

Acquisition (unaudited)

On June 29, 2012, the Company purchased Peachtree Business Products LLC for approximately $196 million. Headquartered in Marietta, Georgia, Peachtree Business Products specializes in customizable business and property marketing supplies, serving residential and commercial property managers, medical facilities, schools and universities, churches and funeral homes. Peachtree Business Products LLC will be operated as part of the Company’s Facilities Maintenance segment.

Recent Accounting Pronouncements	6 Months Ended
Jul. 29, 2012
Recent Accounting Pronouncements

NOTE 13 – RECENT ACCOUNTING PRONOUNCEMENTS

Fair value measurement – In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). The amendments in this ASU are intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The Company adopted the provisions of ASU 2011-04 on January 30, 2012. The adoption did not have an impact on the consolidated financial statements or results of operations.

Comprehensive income – In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”), to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The Company adopted the provisions of ASU 2011-05 on January 30, 2012. The adoption of ASU 2011-05 did not have an impact on the Company’s financial position or results of operations.

Goodwill impairment testing – In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment” (“ASU 2011-08”), which simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted the provisions of ASU 2011-08 on January 30, 2012. The adoption of ASU 2011-08 did not have an impact on the Company’s financial position or results of operations.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	6 Months Ended
Jul. 29, 2012
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

HD SUPPLY, INC.

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(Amounts in millions)

Accounts Receivable Allowance for Doubtful Accounts:

	Balance at Beginning of Period	Acquisition or Disposition of Business Adjustment	Charges to Expense / (Income)		Doubtful Accounts Written Off, Net	Other Adjustments	Balance at End of Period
Period ended:
January 31, 2010	$94	2	23	(64)		(3)	$52
January 30, 2011	$52	—	12	(28)		—	$36
January 29, 2012	$36	(2)	12	(14)		—	$32

Deferred Tax Valuation Allowances:

	Balance at Beginning of Period	Charges to Expense	Balance at End of Period
Period ended:
January 31, 2010	$2	7	$9
January 30, 2011	$9	230	$239
January 29, 2012	$239	252	$491

Nature of Business and Basis of Presentation (Policies)	12 Months Ended
Jan. 29, 2012
Nature of Business

Nature of Business

HD Supply, Inc. (the “Company” or “HD Supply”), a wholly-owned subsidiary of HDS Investment Holding, Inc. (“Holding”), is one of the largest industrial distribution companies in North America. With a diverse portfolio of industry-leading businesses, the Company provides a broad range of products and services to approximately 440,000 professional customers in the infrastructure and energy, maintenance, repair and improvement, and specialty construction markets.

The Company provides an expansive offering of approximately one million stock-keeping units (“SKUs”) of quality, name-brand and propriety-brand products at competitive prices. Through 640 locations across 45 states and 9 Canadian provinces, HD Supply provides localized, customer-driven services including jobsite delivery, will call or direct-ship options, diversified logistics and innovative solutions that contribute to its customers’ success.

HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions (formerly Utilities/Electrical), and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors (“CTI”), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which includes enterprise-wide functional departments.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of companies acquired are included from their respective dates of acquisition. The assets, liabilities, and results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented. Certain amounts in prior-period financial statements have been reclassified to conform to the current period’s presentation.

Prior to February 2, 2009, CTI’s results were reported using a December year-end and therefore were consolidated one month in arrears into the consolidated financial statements of HD Supply, Inc. Effective February 2, 2009, CTI’s results are being consolidated on a January fiscal year-end, eliminating the lag period. The effect of eliminating the lag period for CTI’s results of operations was recorded directly to beginning Accumulated Deficit in the Statement of Stockholders’ Equity as of February 2, 2009.

Fiscal Year

Fiscal Year

HD Supply’s fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal years ended January 29, 2012 (“fiscal 2011”), January 30, 2011 (“fiscal 2010”), and January 31, 2010 (“fiscal 2009”) all include 52 weeks.

Estimates

Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Actual results could differ from these estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents HD Supply considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

Accounts receivable are evaluated for collectability based on numerous factors, including past transaction history with customers, their credit worthiness, and an assessment of lien and bond rights. An allowance for doubtful accounts is estimated as a percentage of aged receivables. This estimate is periodically adjusted when management becomes aware of a specific customer’s inability to meet its financial obligations (e.g., bankruptcy filing) or as a result of changes in historical collection patterns.

Inventories

Inventories

Inventories are carried at the lower of cost or market. The cost of substantially all inventories is determined by the moving or weighted average cost method. Inventory value is evaluated at each balance sheet date to ensure that it is carried at the lower of cost or market. This evaluation includes an analysis of historical physical inventory results, a review of excess and obsolete inventories based on inventory aging, and anticipated future demand. Periodically, perpetual inventory records are adjusted to reflect declines in net realizable value below inventory carrying cost.

Consideration Received From Vendors

Consideration Received From Vendors

At the beginning of each calendar year, HD Supply enters into agreements with many of its vendors providing for inventory purchase rebates (“vendor rebates”) upon achievement of specified volume purchasing levels. Vendor rebates are accrued as part of cost of sales for products sold based on progress towards earning the vendor rebates, taking into consideration cumulative purchases of inventory to date and projected purchases through the end of the year. An estimate of unearned vendor rebates is included in the carrying value of inventory at each period end for vendor rebates recognized on products not yet sold. At January 29, 2012 and January 30, 2011, vendor rebates due to HD Supply were $71 million and $60 million, respectively. These receivables are included in Receivables in the accompanying Consolidated Balance Sheets.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method based on the following estimated useful lives of the assets:

Buildings and improvements	5 – 45 years
Transportation equipment	5 – 7 years
Furniture, fixtures and equipment	2 – 10 years

Capitalized Software Costs

Capitalized Software Costs

HD Supply capitalizes certain software costs, which are being amortized on a straight-line basis over the estimated useful lives of the software, ranging from three to six years. At January 29, 2012 and January 30, 2011, capitalized software costs totaled $71 million and $85 million, respectively, net of accumulated amortization of $114 million and $92 million, respectively. Amortization of capitalized software costs totaled $28 million, $31 million, and $29 million, in fiscal 2011, fiscal 2010, and fiscal 2009, respectively.

Goodwill

Goodwill

Goodwill represents the excess of purchase price over fair value of net assets acquired. HD Supply does not amortize goodwill, but does assess the recoverability of goodwill in the third quarter of each fiscal year or whenever events or circumstances indicate that it is “more likely than not” that the fair value of a reporting unit has dropped below its carrying value. For the fiscal 2011 and fiscal 2010 annual impairment tests, the fair values of HD Supply’s identified reporting units were estimated using a discounted cash flow (“DCF”) analysis and a market comparable method, with each method being equally weighted in the calculation. There was no indication of impairment in any of the Company’s reporting units during either the fiscal 2011 or fiscal 2010 annual testing. HD Supply recorded $224 million in non-cash goodwill impairment charges during fiscal 2009. See Note 5, Goodwill and Intangible Assets, for a complete description of the Company’s goodwill.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, including property and equipment, are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. To analyze recoverability, undiscounted future cash flows over the remaining life of the asset are projected. If these projected cash flows are less than the carrying amount, an impairment loss is recognized to the extent the fair value of the asset less any costs of disposition is less than the carrying amount of the asset. Judgments regarding the existence of impairment indicators are based on market and operational performance. Evaluating potential impairment also requires estimates of future operating results and cash flows.

Self-Insurance

Self-Insurance

HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile liability, workers’ compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At both January 29, 2012 and January 30, 2011, reserves totaled approximately $101 million.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable, accrued compensation and benefits and other current liabilities approximate fair value due to the short-term nature of these financial instruments. The Company’s long-term financial assets and liabilities are recorded at historical costs. See Note 8, Fair Value Measurements, for information on the fair value of long-term financial instruments.

Revenue Recognition

Revenue Recognition

HD Supply recognizes revenue when persuasive evidence of an agreement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed and determinable and collectability is reasonably assured.

HD Supply ships products to customers predominantly by internal fleet and to a lesser extent by third party carriers. Revenues, net of sales tax and allowances for returns and discounts, are recognized from product sales when title to the products is passed to the customer, which generally occurs at the point of destination for products shipped by internal fleet and at the point of shipping for products shipped by third party carriers. Revenues related to services are recognized in the period the services are performed and totaled $73 million, $56 million, and $56 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively.

Shipping and Handling Fees and Costs

Shipping and Handling Fees and Costs

HD Supply includes shipping and handling fees billed to customers in Net sales. Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through Cost of sales as inventories are sold. Shipping and handling costs associated with outbound freight are included in Selling, general and administrative expenses and totaled $96 million, $91 million, and $84 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively.

Concentration of Credit Risk

Concentration of Credit Risk

The majority of HD Supply’s sales are credit sales which are made primarily to customers whose ability to pay is dependent, in part, upon the economic strength of the construction industry in the areas where they operate. Concentration of credit risk with respect to trade accounts receivable is limited by the large number of customers comprising HD Supply’s customer base. HD Supply performs ongoing credit evaluations of its customers.

Leases

Leases

Leases are reviewed for capital or operating classification at their inception under the guidance of Accounting Standard Codification (“ASC “) 840, Leases. The Company uses its incremental borrowing rate in the assessment of lease classification and assumes the initial lease term includes renewal options that are reasonably assured. HD Supply conducts operations primarily under operating leases. For leases classified as operating leases, the Company records rent expense on a straight-line basis, over the lease term beginning with the date the Company has access to the property which in some cases is prior to commencement of lease payments. Accordingly, the amount of rental expense recognized in excess of lease payments is recorded as a deferred rent liability and is amortized to rental expense over the remaining term of the lease. Capital leases currently in effect are not material.

Advertising

Advertising

Advertising costs are charged to expense as incurred except for the costs of producing and distributing certain direct response sales catalogs, which are capitalized and charged to expense over the life of the related catalog. Advertising expenses were approximately $24 million, $21 million, and $20 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. Capitalized advertising costs related to direct response advertising were not material.

Income Taxes

Income Taxes

The Company provides for federal, state and foreign income taxes currently payable, as well as for those deferred due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Federal, state and foreign tax benefits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

The Company consists of corporations, limited liability companies and partnerships. All income tax expense (benefit) of the Company is recorded in the accompanying Consolidated Statements of Operations with the offset recorded through the Company’s current tax accounts, deferred tax accounts, or stockholder’s equity account as appropriate.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) includes Net income (loss) adjusted for certain revenues, expenses, gains and losses that are excluded from net income under U.S. GAAP. Adjustments to net income are for foreign currency translation adjustments and unrealized gains or losses on derivatives, to the extent they are accounted for as an effective hedge under ASC 815, Derivatives and Hedging.

Foreign Currency Translation

Foreign Currency Translation

Assets and liabilities of foreign subsidiaries with a functional currency of Canadian dollars are translated into U.S. dollars at the current rate of exchange on the last day of the reporting period. Revenues and expenses are translated at a monthly average exchange rate and equity transactions are translated using either the actual exchange rate on the day of the transaction or a monthly average exchange rate.

Derivative Financial Instruments

Derivative Financial Instruments

When the Company enters into derivative financial instruments, it is for hedging purposes. In hedging the exposure to variable cash flows on forecasted transactions, deferral accounting is applied when the derivative reduces the risk of the underlying hedged item effectively as a result of high inverse correlation with the value of the underlying exposure. If a derivative instrument either initially fails or later ceases to meet the criteria for deferral accounting, any subsequent gains or losses are recognized currently in income. Cash flows resulting from derivative financial instruments are classified in the same category as the cash flows from the items being hedged.

Stock-Based Compensation

Stock-Based Compensation

HDS Investment Holding, Inc. (“Holding”) established an Incentive Stock Plan (the “HDS Plan”) for associates of HD Supply, a wholly-owned subsidiary. The HDS Plan provides for the award of non-qualified stock options and deferred share units of the common stock of Holding. The maximum number of shares of common stock that may be issued under the HDS Plan may not exceed 55.6 million, of which a maximum of 30.9 million shares may be issued in respect of options granted under the HDS Plan. Holding will issue new shares of common stock to satisfy options exercised. The HDS Plan is accounted for under ASC 718, Compensation – Stock Compensation, which requires the recognition of share-based compensation costs in the financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Multiple-deliverable revenue arrangements – In October 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2009-13, “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” (“ASU 2009-13”). This ASU addresses how to separate deliverables under multiple-deliverable arrangements and how to measure and allocate arrangement consideration to one or more units of accounting. In addition, ASU 2009-13 expands the disclosures related to a company’s multiple-deliverable revenue arrangements. The Company adopted the provisions of ASU 2009-13 on January 31, 2011. The adoption did not have an impact on the consolidated financial statements or results of operations.

Fair value measurement – In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”).The amendments in this ASU are intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this ASU are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on the Company’s financial position or results of operations.

Comprehensive income – In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”), to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”), which deferred the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income while the FASB further deliberates this aspect of the proposal. The amendments contained in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU 2011-05, as amended by ASU 2011-12, will not have an impact on the Company’s financial position or results of operations. However, adopting the guidance will affect the presentation of components of comprehensive income by eliminating the historical practice of showing these items within the Consolidated Statements of Stockholder’s Equity.

Goodwill impairment testing – In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment” (“ASU 2011-08”), which simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, although early adoption is permitted. The adoption of ASU 2011-08 will not have an impact on the Company’s financial position or results of operations.

Nature of Business and Basis of Presentation (Tables)	12 Months Ended
Jan. 29, 2012
Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost and depreciated using the straight-line method based on the following estimated useful lives of the assets:

Buildings and improvements	5 – 45 years
Transportation equipment	5 – 7 years
Furniture, fixtures and equipment	2 – 10 years

Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Result of Operations of Discontinued Operations

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Three Months Ended		Six Months Ended
	July 29, 2012	July 31, 2011	July 29, 2012	July 31, 2011
Net sales	$—	$282	$127	$565
Gain on sale of discontinued operations	—	—	9	2
Income (loss) before provision for income taxes	—	6	16	12
Provision (benefit) for income taxes	—	(1)	—	—

Income from discontinued operations, net of tax	$—	$7	$16	$12

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Net sales	$969	$1,028	$1,105
Gains on sales of discontinued operations	9	—	—
Income (loss) before provision for income taxes	20	(6)	(53)
Provision for income taxes	—	—	(19)

Income (loss) from discontinued operations, net of tax	$20	$(6)	$(34)

Goodwill and Intangible Assets (Tables)	12 Months Ended
Jan. 29, 2012
Carrying Amount of Goodwill by Reporting Unit

The carrying amount of goodwill by reporting unit as of January 29, 2012 and January 30, 2011 is as follows (amounts in millions):

	January 29, 2012			January 30, 2011
	Gross Goodwill	Accumulated Impairments	Net Goodwill	Gross Goodwill	Accumulated Impairments	Net Goodwill
Waterworks	$1,867	$(815)	$1,052	$1,855	$(815)	$1,040
Facilities Maintenance	1,474	—	1,474	1,474	—	1,474
White Cap	183	(74)	109	183	(74)	109
Utilities	285	(99)	186	296	(99)	197
Crown Bolt	215	—	215	215	—	215
Repair & Remodel	125	(30)	95	125	(30)	95
Electrical	20	—	20	20	—	20
IPVF	82	(82)	—	82	(82)	—
CTI	67	(67)	—	67	(67)	—
Plumbing	—	—	—	111	(111)	—

Total goodwill	$4,318	$(1,167)	$3,151	$4,428	$(1,278)	$3,150

Total Non-Cash, Pre-Tax, Goodwill Impairment Charges

Total non-cash, pre-tax, goodwill impairment charges for fiscal 2009 were as follows (amounts in millions):

	Fiscal Year Ended January 31, 2010
	Beginning Goodwill	Impairment Charge	Remaining Goodwill
Waterworks	$1,174	$(134)	$1,040
Utilities	250	(54)	196
Repair & Remodel	125	(30)	95
Other	1,818	—	1,818

Total continuing operations*	$3,367	(219)	$3,149
IPVF	6	(6)	—

Total*	$3,373	$(224)	$3,149

*	Does not sum due to rounding

Changes in Goodwill

The following table presents the changes in goodwill for the fiscal years ended January 29, 2012, January 30, 2011, and January 31, 2010 (amounts in millions).

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Beginning Balance	$3,150	$3,149	$3,368
Acquisition	12	—	—
Realization of tax deductible goodwill from a prior acquisition	(11)	—	—
Impairment	—	—	(224)
Translation adjustment	—	1	5

Ending Balance	$3,151	$3,150	$3,149

Components of Intangible Assets

HD Supply’s intangible assets consisted of the following (amounts in millions):

	January 29, 2012			January 30, 2011
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$1,532	$(983)	$549	$1,548	$(774)	$774
Strategic purchase agreement	166	(99)	67	166	(77)	89
Trade names	152	(34)	118	151	(26)	125
Other	1	—	1	17	(13)	4

Total	$1,851	$(1,116)	$735	$1,882	$(890)	$992

Debt (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Long-Term Debt

Long-term debt as of July 29, 2012 and January 29, 2012 consisted of the following (dollars in millions):

	July 29, 2012		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due April 12, 2017	$632	2.27	$—	—
Term Loan due October 12, 2017, net of unamortized discount of $29 million as of July 29, 2012	971	7.25	—	—
8.125% First Priority Notes due April 15, 2019	950	8.13	—	—
11.0% Second Priority Notes due April 15, 2020	675	11.00	—	—
14.875% Senior Notes due October 12, 2020, net of unamortized discount of $29 million as of July 29, 2012	728	14.88	—	—
Term Loan due August 30, 2012	—	—	73	1.53
Term Loan due April 1, 2014	—	—	855	3.03
ABL Term Loan due April 1, 2014	—	—	214	3.56
12.0% Senior Notes due September 1, 2014	—	—	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,819	13.50	1,820	13.50

Total long-term debt	$5,775		5,462
Less current installments	(10)		(82)

Long-term debt, excluding current installments	$5,765		$5,380

(1)	Represents the stated rate of interest, without including the effect of discounts.

Long-term debt as of January 29, 2012 and January 30, 2011 consisted of the following (dollars in millions):

	January 29, 2012		January 30, 2011
	Outstanding Principal	Interest Rate %	Outstanding Principal	Interest Rate %
Term Loan due August 30, 2012	$73	1.53	$74	1.56
Term Loan due April 1, 2014	855	3.03	864	3.06
ABL Term Loan due April 1, 2014	214	3.56	214	3.53
12.0% Senior Notes due September 1, 2014	2,500	12.00	2,500	12.00
13.5% Senior Subordinated Notes due September 1, 2015	1,820	13.50	1,597	13.50

Total long-term debt	5,462		5,249
Less current installments	(82)		(10)

Long-term debt, excluding current installments	$5,380		$5,239

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding, in principal amounts, at January 29, 2012 are summarized below (amounts in millions):

Fiscal Year	Maturities
2012	$82
2013	10
2014	3,550
2015	1,820

Total	$5,462

14.875% Senior Notes due 2020
Notes Redemption

Year	Percentage
2015	106.094%
2016	104.063%
2017	102.031%
2018 and thereafter	100.000%

11% Senior Secured Second Priority Notes due 2020
Notes Redemption

Year	Percentage
2016	105.500%
2017	102.750%
2018 and thereafter	100.000%

8.125% Senior Secured First Priority Notes due 2019
Notes Redemption

Year	Percentage
2015	111.1563%
2016	107.4375%
2017	103.7188%
2018 and thereafter	100.0000%

12.0% Senior Notes due September 1, 2014
Notes Redemption

The 12.0% Senior Notes mature on September 1, 2014 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106% plus accrued interest
September 1, 2012 – August 31, 2013	103% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest

13.5% Senior Subordinated Notes due 2015
Notes Redemption

The 13.5% Senior Subordinated Notes mature on September 1, 2015 and can be redeemed by the Company as follows:

Redemption Period	Redemption Price
September 1, 2011 – August 31, 2012	106.75% plus accrued interest
September 1, 2012 – August 31, 2013	103.375% plus accrued interest
September 1, 2013 – Thereafter	100% plus accrued interest

Derivative Instruments (Tables)	12 Months Ended
Jan. 29, 2012
Summary of Weighted Average Rates and Notional Amounts

The following tables summarize the weighted average rates and notional amounts of these agreements for the periods presented (dollars in millions).

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Weighted average notional value outstanding	—	$200	$400
Weighted average fixed rate paid	—	3.9%	3.8%
Weighted average floating rate received	—	0.3%	0.3%

	As of
	January 29, 2012	January 30, 2011
Weighted average notional value outstanding	—	$200
Weighted average fixed rate paid	—	3.9%
Weighted average floating rate received	—	0.3%

Location and Amounts of Gains or Losses Related to Derivatives

The following table summarizes the location and amounts of the gains or losses related to derivatives included in HD Supply’s consolidated financial statements for the periods presented (amounts in millions):

	Location of gain (loss) in statement of operations	Fiscal 2011	Fiscal 2010	Fiscal 2009
Changes in fair value	Other income (expense), net	$1	$(6)	$11
Amortization of net loss remaining in OCI at de-designation	Interest (expense)	—	(2)	(3)
Settlements	Interest (expense)	—	(8)	(14)

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company’s financial assets and liabilities measured at fair value on a recurring basis as of January 29, 2012 and January 30, 2011 were as follows (amounts in millions):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
At January 29, 2012:
Interest Rate Swap Contracts	$—	$—	$—	$—
At January 30, 2011:
Interest Rate Swap Contracts	$—	$(1)	$—	$(1)

Financial Instruments not Reflected Fair Value on Balance Sheet

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of January 29, 2012 and January 30, 2011 (amounts in millions):

	As of January 29, 2012		As of January 30, 2011
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Term Loan due August 30, 2012	$73	$73	$74	$74
Term Loan due April 1, 2014	855	855	864	871
ABL Term Loan due April 1, 2014	214	207	214	207
12.0% Senior Notes due September 1, 2014	2,500	2,388	2,500	2,338
13.5% Senior Subordinated Notes due September 1, 2015	1,820	1,547	1,597	1,198

Total	$5,462	$5,070	$5,249	$4,688

(1)	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.

Financial Instruments are not Reflected Fair Value on Balance Sheet

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of July 29, 2012 and January 29, 2012 (amounts in millions):

	As of July 29, 2012		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
ABL Facility	$632	$605	$—	$—
Term Loans and Notes	5,143	5,293	5,462	5,070

Total	$5,775	$5,898	$5,462	$5,070

(1)	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.

Income Taxes (Tables)	12 Months Ended
Jan. 29, 2012
Components of Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes

The components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes are as follows (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
United States	$(503)	$(606)	$(678)
Foreign	19	21	—

Total	$(484)	$(585)	$(678)

Provision (Benefit) for Income Taxes

The Provision (Benefit) for Income Taxes consisted of the following (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Current:
Federal	$—	$—	$—
State	3	2	4
Foreign	—	6	—

	3	8	4
Deferred:
Federal	64	12	(182)
State	6	4	(20)
Foreign	(5)	4	—
Foreign realization of tax deductible goodwill from prior acquisitions	11	—	—

	76	20	(202)

Total	$79	$28	$(198)

Reconciliation of Provision (Benefit) for Income Taxes from Continuing Operations at Federal Statutory Rate of 35% to Actual Tax Provision (Benefit)

The reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit) for fiscal 2011, fiscal 2010, and fiscal 2009 is as follows (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Income taxes at federal statutory rate	$(169)	$(205)	$(237)
State income taxes, net of federal income tax benefit	(24)	(15)	(25)
Non-deductible goodwill impairment	—	—	41
Non-deductible interest	15	13	12
Valuation allowance	259	228	7
Adjustments to tax reserves	12	4	3
Other, net	(14)	3	1

Total provision (benefit)	$79	$28	$(198)

Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of January 29, 2012 and January 30, 2011 were as follows (amounts in millions):

	January 29, 2012	January 30, 2011
Current:
Deferred Tax Assets:
Interest	$33	$—
Allowance for doubtful accounts	12	14
Inventory	49	60
Accrued compensation	3	2
Accrued self-insurance liabilities	5	21
Restructuring liabilities	7	31
Other accrued liabilities	27	26
Valuation allowance	(76)	(51)

Current deferred tax assets	60	103
Deferred Tax Liabilities:
Prepaid expense	$(1)	$(1)

Current deferred tax liabilities	(1)	(1)
Noncurrent:
Deferred Tax Assets:
Interest	$212	$180
Accrued compensation	27	18
Accrued self-insurance liabilities	15	—
Other accrued liabilities	8	8
Deferred revenue	8	8
Restructuring liabilities	32	—
Net operating loss	374	291
Net capital loss carryforward	10	—
Fixed assets	16	22
Other	21	16
Valuation allowance	(415)	(188)

Noncurrent deferred tax assets	308	355
Deferred Tax Liabilities:
Software costs	$(23)	$(23)
Intangible assets	(316)	(357)
Income from discharge of indebtedness	(80)	(76)

Noncurrent deferred tax liabilities	(419)	(456)

Deferred tax assets (liabilities), net	$(52)	$1

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits for Continuing Operations

A reconciliation of the beginning and ending amount of unrecognized tax benefits for continuing operations for fiscal 2011, fiscal 2010, and fiscal 2009 is as follows (amounts in millions):

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Unrecognized Tax Benefits beginning of period	$192	$190	$206
Gross increases for tax positions in current period	—	1	1
Gross increases for tax positions in prior period	6	4	—
Gross decreases for tax positions in prior period	—	—	(16)
Settlements	(1)	(3)	—
Lapse of statutes	(1)	—	(1)

Unrecognized Tax Benefits end of period	$196	$192	$190

Stock-Based Compensation and Employee Benefit Plans (Tables)	12 Months Ended
Jan. 29, 2012
Exchanged and Issued Options

On February 3, 2010, as a result of employee elections under the Option Exchange Program, the Company exchanged and issued the following options:

Number of Eligible Options Exchanged	20,484,001
Number of Repriced Options issued in the Option Exchange Program	6,828,025
Number of New $10.00 Options issued in the Option Exchange Program	10,242,002

Summary of Option Activity

A summary of option activity under the HDS Plan is presented below (shares in thousands):

	Number of Shares	Weighted Average Option Price
Outstanding at February 1, 2009	22,049	$13.13

Granted	1,582	13.13
Exercised	—	—
Canceled	(2,732)	13.13

Outstanding at January 31, 2010	20,899	$13.13

Granted[1]	21,495	7.66
Exercised	—	—
Canceled[2]	(23,927)	12.41

Outstanding at January 30, 2011	18,467	$7.69

Granted	12,485	4.62
Exercised	—	—
Canceled	(1,415)	6.63

Outstanding at January 29, 2012	29,537	$6.44

1 –	Includes shares granted in conjunction with the Option Exchange Program.
2 –	Includes shares canceled in conjunction with the Option Exchange Program.

Option Pricing with Weighted Average Assumptions

The estimated fair value of the options when granted is amortized to expense over the options’ vesting or required service period. The fair value for these options was estimated by management, after considering a third-party valuation specialist’s assessment, at the date of grant based on the expected life of the option and historical exercise experience, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Risk-free interest rate	2.8%	3.0%	2.9%
Dividend yield	0.0%	0.0%	0.0%
Expected volatility factor	46.0%	48.9%	50.5%
Expected option life in years	6.6	6.8	7.3

Supplemental Balance Sheet and Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Receivables

Receivables as of July 29, 2012 and January 29, 2012 consisted of the following (amounts in millions):

	July 29, 2012	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$1,011	$919
Vendor rebate receivables	68	71
Other receivables	22	12

Total receivables, net	$1,101	$1,002

Receivables as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Trade receivables, net of allowance for doubtful accounts	$919	$837
Vendor rebate receivables	71	60
Other receivables	12	10

Total receivables, net	$1,002	$907

Property and Equipment

Property and equipment as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Land	$42	$45
Buildings and improvements	206	214
Transportation equipment	44	20
Furniture, fixtures and equipment	298	288
Capitalized software	185	177
Construction in progress	40	12

	815	756
Less accumulated depreciation & amortization	(417)	(366)

Property and equipment, net	$398	$390

Other Current Liabilities

Other current liabilities as of July 29, 2012 and January 29, 2012 consisted of the following (amounts in millions):

	July 29, 2012	January 29, 2012
Accrued interest	$154	$233
Accrued non-income taxes	40	31
Branch closure & consolidation reserves	13	16
Other	102	98

Total other current liabilities	$309	$378

Other current liabilities as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Accrued interest	$233	$131
Accrued non-income taxes	31	28
Branch closure & consolidation reserves	16	18
Other	98	95

Total other current liabilities	$378	$272

Branch Closure and Consolidation Activities (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012 Restructuring Fiscal 2009 Plan	Jan. 29, 2012 Transactions and Acquisition Integration Plans
Activity for Liability Balances Included in Other Current Liabilities and Other Liabilities

The following table presents the activity for the liability balances, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets (amounts in millions):

Balance – January 29, 2012	$40
Cash payments	(7)
Other	(1)

Balance – July 29, 2012	$32

The following table presents the activity for the liability balance, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets, related to closure and consolidation activities under the Fiscal 2009 Plan (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Charges	$5	$7	$2	$14
Cash payments	(2)	—	—	(2)

Balance – January 31, 2010	$3	$7	$2	$12

Charges	2	2	2	6
Cash payments	(4)	(3)	(2)	(9)
Other	(1)	1	—	—

Balance – January 30, 2011	$—	$7	$2	$9

Charges, net of reductions	—	2	—	2
Cash payments	—	(1)	(2)	(3)
Other	—	—	—	—

Balance – January 29, 2012	$—	$8	$—	$8

The following table presents the activity for the liability balance, included in Other current liabilities and Other liabilities, related to closure and consolidation activities under the Transactions and Acquisition Integration plans (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Balance – February 1, 2009	$5	$97	$3	$105

Charges, net of reductions	7	(3)	1	5
Cash payments	(12)	(28)	(4)	(44)
Effects of exchange rates	—	1	—	1
Other	—	(8)	—	(8)

Balance – January 31, 2010	$—	$59	$—	$59

Charges, net of reductions	—	2	—	2
Cash payments	—	(18)	—	(18)
Other	—	1	—	1

Balance – January 30, 2011	$—	$44	$—	$44

Cash payments	—	(12)	—	(12)

Balance – January 29, 2012	$—	$32	$—	$32

Commitments and Contingencies (Tables)	12 Months Ended
Jan. 29, 2012
Future Minimum Aggregate Rental Payments Under Non-Cancelable Operating Leases

Future minimum aggregate rental payments under non-cancelable operating leases as of January 29, 2012 are as follows (amounts in millions):

Fiscal Year	Operating Leases
2012	$126
2013	102
2014	78
2015	54
2016	36
Thereafter	86

Total	$482

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Net sales Adjusted EBITDA and Other Measures for Reportable Segments and Total Continuing Operations

The following tables present Net sales, Adjusted EBITDA, and other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Three Months Ended July 29, 2012
Net Sales	$571	$527	$440	$307	$214	$2,059
Adjusted EBITDA	109	39	20	18	6	192
Depreciation(1) & Software Amortization	10	2	2	3	7	24
Other Intangible Amortization	19	24	4	5	8	60
Three Months Ended July 31, 2011
Net Sales	$507	$496	$415	$255	$202	$1,875
Adjusted EBITDA	95	33	14	7	6	155
Depreciation(1) & Software Amortization	7	1	1	4	8	21
Other Intangible Amortization	19	23	5	5	9	61

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Six Months Ended July 29, 2012
Net Sales	$1,068	$988	$855	$573	$411	$3,895
Adjusted EBITDA	194	67	34	26	4	325
Depreciation(1) & Software Amortization	19	4	3	6	15	47
Other Intangible Amortization	38	48	9	10	15	120
Six Months Ended July 31, 2011
Net Sales	$944	$883	$810	$471	$375	$3,483
Adjusted EBITDA	167	54	26	4	—	251
Depreciation(1) & Software Amortization	14	2	2	8	17	43
Other Intangible Amortization	38	47	10	10	17	122

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Other, Corporate, & Eliminations	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Other, Corporate, & Eliminations	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

	Fiscal Year 2009
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,609	$279	$24	$73	$2,341	$28
Waterworks	1,652	99	5	95	1,695	2
Power Solutions	1,410	40	5	19	711	3
White Cap	872	(31)	25	20	487	4
Other, Corporate, & Eliminations	770	(44)	62	36	2,611	18

Total continuing operations	$6,313	$343	$121	$243	$7,845	$55

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.
(2)	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation to Consolidated Financial Statements

Reconciliation to Consolidated Financial Statements

	Three Months Ended		Six Months Ended
	July 29, 2012	July 31, 2011	July 29, 2012	July 31, 2011
Total Adjusted EBITDA	$192	$155	$325	$251
Depreciation and amortization	84	82	167	165
Stock-based compensation	5	5	10	9
Management fees and expenses	2	2	3	3
Other	(2)	—	(1)	—

Operating income (loss)	103	66	146	74
Interest expense	158	159	324	317
Loss on extinguishment of debt	—	—	220	—
Other (income) expense, net	—	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(55)	(93)	(398)	(242)
Provision (benefit) for income taxes	1	15	34	35

Income (loss) from continuing operations	$(56)	$(108)	$(432)	$(277)

Reconciliation to Consolidated Financial Statements

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Total Adjusted EBITDA	$508	$411	$343
Depreciation and amortization	329	343	364
Stock-based compensation	20	17	18
Management fees and expenses	5	5	5
Restructuring	—	8	21
Goodwill impairment	—	—	219
Other	(1)	1	—

Operating income (loss)	155	37	(284)
Interest expense	639	623	602
Other (income) expense, net	—	(1)	(208)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(484)	(585)	(678)
Provision (benefit) for income taxes	79	28	(198)

Income (loss) from continuing operations	$(563)	$(613)	$(480)

Subsidiary Guarantors (Tables)	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Condensed Consolidating Income Statements

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Three Months Ended July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$1,954	$105	$—	$2,059
Cost of sales	—	1,388	77	—	1,465

Gross Profit	—	566	28	—	594
Operating expenses:
Selling, general and administrative	16	371	21	—	408
Depreciation and amortization	3	79	1	—	83

Total operating expenses	19	450	22	—	491
Operating Income (Loss)	(19)	116	6	—	103
Interest expense	179	75	—	(96)	158
Interest (income)	(75)	—	(21)	96	—
Net (earnings) loss of equity affiliates	(65)	—	—	65	—
Other (income) expense, net	—	—	—	—	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	41	27	(65)	(55)
Provision (benefit) for income taxes	(2)	(6)	9	—	1

Income (Loss) from Continuing Operations	(56)	47	18	(65)	(56)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	$(56)	$47	$18	$(65)	$(56)
Other comprehensive income – foreign currency translation adjustment	(3)	—	(3)	3	(3)

Total Comprehensive Income (Loss)	$(59)	$47	$15	$(62)	$(59)

	Three Months Ended July 31, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$1,770	$105	$—	$1,875
Cost of sales	—	1,264	78	—	1,342

Gross Profit	—	506	27	—	533
Operating expenses:
Selling, general and administrative	18	347	20	—	385
Depreciation and amortization	3	79	—	—	82

Total operating expenses	21	426	20	—	467
Operating Income (Loss)	(21)	80	7	—	66
Interest expense	178	74	1	(94)	159
Interest (income)	(74)	—	(20)	94	—
Net (earnings) loss of equity affiliates	(20)	—	—	20	—
Other (income) expense, net	—	—	—	—	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(105)	6	26	(20)	(93)
Provision (benefit) for income taxes	6	—	9	—	15

Income (Loss) from Continuing Operations	(111)	6	17	(20)	(108)
Income (loss) from discontinued operations, net of tax	10	(4)	1	—	7

Net Income (Loss)	$(101)	$2	$18	$(20)	$(101)
Other comprehensive income – foreign currency translation adjustment	(1)	—	(1)	1	(1)

Total Comprehensive Income (Loss)	$(102)	$2	$17	$(19)	$(102)

	Six Months Ended July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$3,690	$205	$—	$3,895
Cost of sales	—	2,627	151	—	2,778

Gross Profit	—	1,063	54	—	1,117
Operating expenses:
Selling, general and administrative	36	726	43	—	805
Depreciation and amortization	7	158	1	—	166

Total operating expenses	43	884	44	—	971
Operating Income (Loss)	(43)	179	10	—	146
Interest expense	367	150	—	(193)	324
Interest (income)	(150)	(2)	(41)	193	—
Net (earnings) loss of equity affiliates	(72)	—	—	72	—
Other (income) expense, net	220	—	—	—	220

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(408)	31	51	(72)	(398)
Provision (benefit) for income taxes	16	(3)	21	—	34

Income (Loss) from Continuing Operations	(424)	34	30	(72)	(432)
Income (loss) from discontinued operations, net of tax	8	8	—	—	16

Net Income (Loss)	$(416)	$(42)	$30	$(72)	$(416)
Other comprehensive income – foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(416)	$(42)	$30	$(72)	$(416)

	Six Months Ended July 31, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$3,282	$201	$—	$3,483
Cost of sales	—	2,342	148	—	2,490

Gross Profit	—	940	53	—	993
Operating expenses:
Selling, general and administrative	36	677	42	—	755
Depreciation and amortization	6	157	1	—	164

Total operating expenses	42	834	43	—	919
Operating Income (Loss)	(42)	106	10	—	74
Interest expense	357	148	1	(189)	317
Interest (income)	(148)	(1)	(40)	189	—
Net (earnings) loss of equity affiliates	27	—	—	(27)	—
Other (income) expense, net	(1)	—	—	—	(1)

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(277)	(41)	49	27	(242)
Provision (benefit) for income taxes	8	8	19	—	35

Income (Loss) from Continuing Operations	(285)	(49)	30	27	(277)
Income (loss) from discontinued operations, net of tax	20	(11)	3	—	12

Net Income (Loss)	$(265)	$(60)	$33	$27	$(265)
Other comprehensive income – foreign currency translation adjustment	7	—	7	(7)	7

Total Comprehensive Income (Loss)	$(258)	$(60)	$40	$20	$(258)

CONDENSED CONSOLIDATING INCOME STATEMENTS

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,630	$398	$—	$7,028
Cost of sales	—	4,720	294	—	5,014

Gross Profit	—	1,910	104	—	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	—	1,532
Depreciation and amortization	12	313	2	—	327

Total operating expenses	90	1,685	84	—	1,859
Operating Income (Loss)	(90)	225	20	—	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	—
Net loss of equity affiliates	30	—	—	(30)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	—	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Loss from discontinued operations, net of tax	32	(15)	3	—	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,085	$364	$—	$6,449
Cost of sales	—	4,339	269	—	4,608

Gross Profit	—	1,746	95	—	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	—	1,455
Depreciation and amortization	16	322	3	—	341
Restructuring	—	8	—	—	8

Total operating expenses	98	1,632	74	—	1,804
Operating Income (Loss)	(98)	114	21	—	37
Interest expense	701	298	—	(376)	623
Interest (income)	(298)	(4)	(74)	376	—
Other (income) expense, net	(1)	—	—	—	(1)
Net loss of equity affiliates	178	—	—	(178)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	—	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Loss from discontinued operations, net of tax	42	(49)	1	—	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$5,987	$326	$—	$6,313
Cost of sales	—	4,301	244	—	4,545

Gross Profit	—	1,686	82	—	1,768
Operating expenses:
Selling, general and administrative	83	1,304	66	—	1,453
Depreciation and amortization	22	334	3	—	359
Restructuring	1	21	(1)	—	21
Goodwill impairment	—	196	23	—	219

Total operating expenses	106	1,855	91	—	2,052
Operating Income (Loss)	(106)	(169)	(9)	—	(284)
Interest expense	679	305	—	(382)	602
Interest (income)	(304)	(11)	(67)	382	—
Other (income) expense, net	(206)	7	(9)	—	(208)
Net loss of equity affiliates	348	—	—	(348)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(623)	(470)	67	348	(678)
Provision (benefit) for income taxes	(70)	(148)	20	—	(198)

Income (Loss) from Continuing Operations	(553)	(322)	47	348	(480)
Loss from discontinued operations, net of tax	39	(72)	(1)	—	(34)

Net Income (Loss)	$(514)	$(394)	$46	$348	$(514)

Condensed Consolidating Balance Sheets

CONDENSED CONSOLIDATING BALANCE SHEETS

	July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$34	$25	$31	$—	$90
Receivables, net	14	1,019	89	(21)	1,101
Inventories	—	939	58	—	997
Deferred tax asset	—	84	2	(50)	36
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	36	2	—	47

Total current assets	57	2,104	182	(72)	2,271

Property and equipment, net	63	321	5	—	389
Goodwill	—	3,272	7	—	3,279
Intangible assets, net	—	575	4	—	579
Deferred tax asset	89	—	6	(95)	—
Investment in subsidiaries	3,371	—	—	(3,371)	—
Intercompany notes receivable	2,774	582	—	(3,356)	—
Other assets	114	4	280	(277)	121

Total assets	$6,468	$6,858	$484	$(7,171)	$6,639

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$9	$729	$41	$—	$779
Accrued compensation and benefits	35	65	4	—	104
Current installments of long-term debt	10	—	—	—	10
Deferred tax liabilities	70	—	—	(70)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	214	106	10	(21)	309

Total current liabilities	338	900	56	(92)	1,202

Long-term debt, excluding current installments	6,035	—	7	(277)	5,765
Deferred tax liabilities	—	195	—	(75)	120
Intercompany notes payable	582	2,774	—	(3,356)	—
Other liabilities	347	32	7	—	386

Total liabilities	7,302	3,901	70	(3,800)	7,473

Stockholder’s equity (deficit)	(834)	2,957	414	(3,371)	(834)

Total liabilities and stockholder’s equity (deficit)	$6,468	$6,858	$484	$(7,171)	$6,639

	January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholder’s equity (deficit)	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholder’s equity (deficit)	$6,632	$6,936	$520	$(7,350)	$6,738

CONDENSED CONSOLIDATING BALANCE SHEETS

	January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholders’ equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholders’ equity	$6,632	$6,936	$520	$(7,350)	$6,738

	January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$249	$8	$35	$—	$292
Receivables, net	2	830	75	—	907
Inventories	—	958	77	—	1,035
Deferred tax asset	40	62	4	(4)	102
Intercompany receivable	—	3	—	(3)	—
Other current assets	9	35	1	—	45

Total current assets	300	1,896	192	(7)	2,381

Property and equipment, net	62	322	6	—	390
Goodwill	—	3,132	18	—	3,150
Intangible assets, net	—	988	4	—	992
Deferred tax asset	117	—	—	(117)	—
Investment in subsidiaries	2,752	—	—	(2,752)	—
Intercompany notes receivable	3,054	304	—	(3,358)	—
Other assets	172	4	203	(203)	176

Total assets	$6,457	$6,646	$423	$(6,437)	$7,089

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$20	$730	$55	$—	$805
Accrued compensation and benefits	32	80	6	—	118
Current installments of long-term debt	10	—	—	—	10
Intercompany payables	—	—	3	(3)	—
Other current liabilities	157	104	11	—	272

Total current liabilities	219	914	75	(3)	1,205

Long term debt, excluding current installments	5,423	—	—	(184)	5,239
Deferred tax liabilities	—	222	—	(121)	101
Intercompany notes payable	304	3,054	—	(3,358)	—
Other liabilities	415	45	7	(19)	448

Total liabilities	6,361	4,235	82	(3,685)	6,993

Stockholders’ equity	96	2,411	341	(2,752)	96

Total liabilities and stockholders’ equity	$6,457	$6,646	$423	$(6,437)	$7,089

Condensed Consolidating Cash Flow Statements

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS

	Six Months Ended July 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(318)	$(18)	$37	$(25)	$(324)

Cash flows from investing activities
Capital expenditures	(14)	(38)	—	—	(52)
Proceeds from sale of property and equipment	—	2	—	—	2
Purchase of debt investments	—	—	(1)	1	—
Payment for a business acquired	—	(196)	—	—	(196)
Proceeds from sale of a business	463	—	1	—	464
Proceeds from (payments of) intercompany notes	—	59	—	(59)	—
Investments (return of capital) in equity affiliates	(169)	—	—	169	—
Other investing activities	—	—	(3)	—	(3)

Net cash flows from investing activities	280	(173)	(3)	111	215

Cash flows from financing activities
Dividend payment	—	—	(25)	25	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(59)	—	—	59	—
Borrowings of long-term debt	2,817	—	—	—	2,817
Repayments of long-term debt	(3,287)	—	—	(1)	(3,288)
Borrowings on long-term revolver	997	—	7	—	1,004
Repayments of long-term revolver	(372)	—	—	—	(372)
Debt issuance and modification fees	(73)	—	—	—	(73)

Net cash flows from financing activities	23	204	(53)	(86)	88

Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(15)	$13	$(19)	$—	$(21)
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$34	$25	$31	$—	$90

	Six Months Ended July 31, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(268)	$(21)	$(7)	$—	$(296)

Cash flows from investing activities
Capital expenditures	(8)	(27)	—	—	(35)
Proceeds from sales of property and equipment	—	4	—	—	4
Purchase of investments	(21)	—	—	—	(21)
Proceeds from sale of a business	—	—	11	—	11
Payments for a business acquired	—	(21)	—	—	(21)
Proceeds from (payments of) intercompany notes	—	71	—	(71)	—

Net cash flows from investing activities	(29)	27	11	(71)	(62)

Cash flows from financing activities
Borrowings (repayments) of intercompany notes	(71)	—	—	71	—
Repayments of long-term debt	(5)	—	—	—	(5)
Borrowings on long-term revolver	632	—	—	—	632
Repayments of long-term revolver	(472)	—	—	—	(472)

Net cash flows from financing activities	84	—	—	71	155

Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(213)	$6	$6	$—	$(201)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$36	$14	$41	$—	$91

	Fiscal Year Ended January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(629)	$458	$6	$—	$(165)
Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	—	(115)
Proceeds from sales of property and equipment	—	4	—	—	4
Payments for businesses acquired	—	(21)	—	—	(21)
Proceeds from sale of a business	117	—	11	—	128
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of investments	21	—	—	—	21
Proceeds from (payments of) intercompany notes	—	(337)	—	337	—

Net cash flows from investing activities	102	(454)	9	337	(6)
Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	—	—	(337)	—
Repayments of long-term debt	(10)	—	—	—	(10)
Borrowings on long-term revolver	1,053	—	—	—	1,053
Repayments of long-term revolver	(1,053)	—	—	—	(1,053)

Net cash flows from financing activities	327	—	—	(337)	(10)
Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$—	$(181)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$49	$12	$50	$—	$111

	Fiscal Year Ended January 30, 2011
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$452	$83	$16	$—	$551
Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	—	(49)
Proceeds from sales of property and equipment	—	4	—	—	4
Proceeds from (payments of) intercompany notes	—	(46)	—	46	—
Return of investment	33	—	—	(33)	—

Net cash flows from investing activities	27	(83)	(2)	13	(45)
Cash flows from financing activities
Equity contribution (return of capital)	1	—	(33)	33	1
Borrowings (repayments) of intercompany notes	46	—	—	(46)	—
Repayments of long-term debt	(40)	—	—	—	(40)
Borrowings on long-term revolver	178	—	—	—	178
Repayments of long-term revolver	(860)	—	—	—	(860)
Debt modification and issuance costs	(34)	—	—	—	(34)

Net cash flows from financing activities	(709)	—	(33)	(13)	(755)
Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(230)	$—	$(17)	$—	$(247)
Cash and cash equivalents at beginning of period	479	8	52	—	539

Cash and cash equivalents at end of period	$249	$8	$35	$—	$292

	Fiscal Year Ended January 31, 2010
	Parent Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$51	$16	$13	$(11)	$69
Cash flows from investing activities
Capital expenditures	(9)	(48)	(1)	—	(58)
Proceeds from sales of property and equipment	1	7	—	—	8
Refunds (payments) for businesses acquired, net of cash acquired	22	(16)	(3)	3	6
Proceeds from sale of a business	6	—	—	(3)	3
(Payments for) proceeds from debt & other investments	—	5	(67)	62	—
Investments in equity affiliates	(62)	—	—	62	—
Proceeds from (payments of) intercompany notes	12	39	—	(51)	—

Net cash flows from investing activities	(30)	(13)	(71)	73	(41)
Cash flows from financing activities
Equity contribution	—	—	51	(51)	—
Borrowings (repayments) of intercompany notes	(39)	(12)	—	51	—
Repayments of long-term debt	(10)	—	—	(62)	(72)
Borrowings on long-term revolver	5	—	—	—	5
Repayments of long-term revolver	(196)	—	—	—	(196)

Net cash flows from financing activities	(240)	(12)	51	(62)	(263)
Effect of exchange rates on cash	—	—	3	—	3

Net increase (decrease) in cash & cash equivalents	(219)	(9)	(4)	—	(232)
Cash and cash equivalents at beginning of period	698	17	56	—	771

Cash and cash equivalents at end of period	$479	$8	$52	$—	$539

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jan. 29, 2012
Summary of Quarterly Consolidated Results of Operations

The following is a summary of the quarterly consolidated results of operations for the fiscal years ended January 29, 2012 and January 30, 2011 (amounts in millions):

	Net Sales	Gross Profit	Net Income (Loss)
Fiscal Year Ended January 29, 2012:
First Quarter	$1,608	$460	$(164)
Second Quarter	1,875	533	(101)
Third Quarter	1,893	535	(105)
Fourth Quarter	1,652	486	(173)

Fiscal Year 2011	$7,028	$2,014	$(543)
Fiscal Year Ended January 30, 2011:
First Quarter	$1,552	$443	$(202)
Second Quarter	1,719	488	(115)
Third Quarter	1,724	488	(99)
Fourth Quarter	1,454	422	(203)

Fiscal Year 2010	$6,449	$1,841	$(619)

Summary of Changes to Previously Reported Quarterly Financial Data

The following is a summary of the changes to the previously reported quarterly financial data in order to conform presentation to reflect discontinued operations (amounts in millions):

	Net Sales	Gross Profit	Net Income (Loss)
Fiscal Year Ended January 29, 2012:
First Quarter	$(280)	$(67)	$—
Second Quarter	(282)	(68)	—
Third Quarter	(182)	(45)	—
Fourth Quarter	(174)	(39)	—

Fiscal Year 2011	$(918)	$(219)	$—

Fiscal Year Ended January 30, 2011:
First Quarter	$(259)	$(59)	$—
Second Quarter	(255)	(59)	—
Third Quarter	(269)	(60)	—
Fourth Quarter	(245)	(58)	—

Fiscal Year 2010	$(1,028)	$(236)	$—

Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 29, 2012 Location	Jul. 31, 2011	Nov. 01, 2009	Jul. 29, 2012 Segment Location	Jul. 31, 2011	Jan. 29, 2012 Location Segment	Jan. 30, 2011	Jan. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of professional customer				440,000		440,000
SKUs of name brand and propriety brand products offering				1,000,000		1,000,000
Product offering, locations	630			630		640
Product offering, states and provinces	46			46		45
Reportable segment				4		4
Capitalized software costs						$ 735	$ 992
Accumulated amortization						1,116	890
Amortization of capitalized software costs	60	61		120	122	244	244	243
Non-cash goodwill impairment charges			(224)					(224)	[1]
Self-insurance reserves	98			98		101	101
Revenues						73	56	56
Shipping and handling costs						96	91	84
Advertising expenses						24	21	20
Number of shares of common stock that may be granted under the HDS Plan						12,485,000	21,495,000	1,582,000
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of shares of common stock that may be issued under the HDS Plan						55,600,000
Number of shares of common stock that may be granted under the HDS Plan						30,900,000
Capitalized Software
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Capitalized software costs						71	85
Accumulated amortization						114	92
Amortization of capitalized software costs						28	31	29
Capitalized Software | Minimum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Estimated useful lives of the software						3 years
Capitalized Software | Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Estimated useful lives of the software						6 years
Vendor
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Vendor rebates receivables	$ 68			$ 68		$ 71	$ 60
Foreign
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Product offering, states and provinces	9			9		9

[1]	Does not sum due to rounding

Property and Equipment Recorded at Cost (Detail)	12 Months Ended
Jan. 29, 2012
Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	45 years
Transportation Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Transportation Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years

Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Jun. 30, 2012	Jun. 01, 2009	Jul. 29, 2012 Location	Jun. 29, 2012	Jan. 29, 2012 Location	Jun. 29, 2012 Customer Relationships	May 02, 2011 Rexford Albany Municipal Supply Company Incorporated Location	Jun. 29, 2012 Peachtree Business Products LLC
Business Acquisition [Line Items]
Business acquisition, purchase price		$ 16					$ 21	$ 196
Number of location			630		640		4
Estimated fair value of net assets acquired, net of liabilities assumed		18
Bargain purchase gain		2
Business acquisition, goodwill recorded				129
Business acquisition, definite-lived intangible assets recorded				53		50
Business acquisition, property & equipment recorded				12
Business acquisition, net working capital recorded				8
Business acquisition, deferred tax liabilities recorded			6	6
Business acquisition, goodwill expected to be deductible for tax purposes				$ 47
Definite-lived intangible asset, average useful life	11 years

Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 26, 2012	Sep. 09, 2011	Feb. 28, 2011	Apr. 29, 2012	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of issued and outstanding equity interests, net	$ 464	$ 116	$ 11
Sale of issued and outstanding equity interests, transaction cost	5	4		1
Sale of issued and outstanding equity interests, pre-tax gain		7	2	9	9	2	9
Sale of issued and outstanding equity interests, escrow		8	1
Proceeds from sale of issued and outstanding equity interests	$ 469

Result of Operations of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 09, 2011	Feb. 28, 2011	Apr. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales				$ 282	$ 127	$ 565	$ 969	$ 1,028	$ 1,105
Gain on sale of discontinued operations	7	2	9		9	2	9
Income (loss) before provision for income taxes				6	16	12	20	(6)	(53)
Provision (benefit) for income taxes				(1)					(19)
Income (loss) from discontinued operations, net of tax				$ 7	$ 16	$ 12	$ 20	$ (6)	$ (34)

Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended																					12 Months Ended			1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended						6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012		Jul. 31, 2011	Jul. 29, 2012		Jul. 31, 2011	Jan. 29, 2012		Jan. 30, 2011		Jan. 31, 2010		Feb. 01, 2009	Jan. 29, 2012 Senior Notes	Jul. 29, 2012 14.875% Senior Notes due 2020		Jul. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015		Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014		Jan. 30, 2011 12.0% Senior Notes due September 1, 2014		Jan. 29, 2012 Maximum	Jan. 30, 2011 Maximum	Jan. 31, 2010 Maximum	Aug. 30, 2007 Hds Investment Holding Incorporated	Jan. 31, 2010 Hds Investment Holding Incorporated	Jul. 29, 2012 Equity Sponsors	Jul. 31, 2011 Equity Sponsors	Jul. 29, 2012 Equity Sponsors	Jul. 31, 2011 Equity Sponsors	Jan. 29, 2012 Equity Sponsors	Jan. 30, 2011 Equity Sponsors	Jan. 31, 2010 Equity Sponsors	Jul. 29, 2012 Equity Sponsors Other outstanding indebtedness	Jul. 29, 2012 Equity Sponsors 14.875% Senior Notes due 2020 Senior Notes	Jan. 29, 2012 Equity Sponsors 13.5% Senior Subordinated Notes due 2015	Jul. 29, 2012 Equity Sponsors 13.5% Senior Subordinated Notes due 2015 Senior Subordinated Notes	Jan. 29, 2012 Equity Sponsors 12.0% Senior Notes due September 1, 2014	Jul. 29, 2012 Equity Sponsors Annual	Jan. 29, 2012 Equity Sponsors Annual	Jul. 29, 2012 Crown Bolt	Jan. 29, 2012 Crown Bolt	Jan. 30, 2011 Crown Bolt	Jan. 31, 2010 Crown Bolt	Jan. 30, 2011 Crown Bolt Maximum	Jan. 30, 2011 Crown Bolt Minimum	Jul. 29, 2012 Home Depot Incorporated	Jul. 31, 2011 Home Depot Incorporated	Jul. 29, 2012 Home Depot Incorporated	Jul. 31, 2011 Home Depot Incorporated	Jan. 29, 2012 Home Depot Incorporated	Jan. 30, 2011 Home Depot Incorporated	Jan. 31, 2010 Home Depot Incorporated
Related Party Transaction [Line Items]
Acquisition of intellectual property and outstanding common stock of HD Supply, cash paid to Home Depot						$ 21	$ 23																								$ 8,200	$ 22
Acquisition of intellectual property and outstanding common stock of HD Supply, stock issued to Home Depot																															12.50%
Acquisition of intellectual property and outstanding common stock of HD Supply, stock issued paid to Home Depot																															325
Amount of products sold																																					3	3	3														74	71	143	127	275	299	290
Accounts receivable from sale of products																																																					30		30		45	27
Products purchased from Home depot	1,465		1,342	2,778		2,490	5,014		4,608		4,545																																														1	1	1
Home Depot strategic purchase agreement with Crown Bolt, date																																															Jan 31, 2015	Jan 31, 2015
Net book value of strategic purchase agreement																																															56				401	257
Net book value of goodwill	3,279			3,279			3,151		3,150		3,149	[1]	3,368																																		215		20	12
Sponsor Management Fee and related expense	2		2	3		3	5		5		5																						2	2	3	3	5	5	5						5	5
Management agreement																																			2017-08		2017-08
Equity Sponsors beneficially owned amount	5,775	[2]		5,775	[2]		5,462	[2],[3]	5,249	[3]					728		1,819		1,820	[3]	1,597	[3]		2,500	[3]	2,500	[3]													37	757	713	713	833
Equity Sponsors beneficially owned percentage																																										39.00%	39.00%	33.00%
Cost of purchased product																																					61	46	60
Rents paid																												$ 1	$ 1	$ 1
Notes owned by affiliates of the Equity Sponsors beneficially, interest rate	13.50%			13.50%										12.00%	14.88%	[4]	13.50%	[4]	13.50%	[4]	13.50%		13.50%	12.00%	[4]	12.00%															14.88%		13.50%
Notes owned by affiliates of the Equity Sponsors beneficially, due date																																											2015

[1]	Does not sum due to rounding
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[3]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.
[4]	Represents the stated rate of interest, without including the effect of discounts.

Carrying Amount of Goodwill by Reporting Unit (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010		Feb. 01, 2009
Goodwill [Line Items]
Gross Goodwill		$ 4,318	$ 4,428
Accumulated Impairments		(1,167)	(1,278)
Net Goodwill	3,279	3,151	3,150	3,149	[1]	3,368
Water Works
Goodwill [Line Items]
Gross Goodwill		1,867	1,855
Accumulated Impairments		(815)	(815)
Net Goodwill		1,052	1,040
Facilities Maintenance
Goodwill [Line Items]
Gross Goodwill		1,474	1,474
Net Goodwill		1,474	1,474
White Cap
Goodwill [Line Items]
Gross Goodwill		183	183
Accumulated Impairments		(74)	(74)
Net Goodwill		109	109
Utilities
Goodwill [Line Items]
Gross Goodwill		285	296
Accumulated Impairments		(99)	(99)
Net Goodwill		186	197
Crown Bolt
Goodwill [Line Items]
Gross Goodwill		215	215
Net Goodwill		215	215
Repair And Remodel
Goodwill [Line Items]
Gross Goodwill		125	125
Accumulated Impairments		(30)	(30)
Net Goodwill		95	95
Electrical
Goodwill [Line Items]
Gross Goodwill		20	20
Net Goodwill		20	20
Industrial Pipes Valves And Fittings
Goodwill [Line Items]
Gross Goodwill		82	82
Accumulated Impairments		(82)	(82)
Creative Touch Interiors
Goodwill [Line Items]
Gross Goodwill		67	67
Accumulated Impairments		(67)	(67)
Plumbing
Goodwill [Line Items]
Gross Goodwill			111
Accumulated Impairments			$ (111)

[1]	Does not sum due to rounding

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 29, 2012	Jul. 31, 2011	Nov. 01, 2009	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010		Feb. 01, 2009
Goodwill [Line Items]
Non-cash, pre-tax, goodwill impairment charge				$ (224)					$ (224)	[1]
Number of reporting units where impairment is recorded				4
Goodwill		3,279			3,279		3,151	3,150	3,149	[1]	3,368
Intangible assets amortization period	11 years
Amortization expense		60	61		120	122	244	244	243
Estimated future amortization expense, 2012							239
Estimated future amortization expense, 2013							143
Estimated future amortization expense, 2014							113
Estimated future amortization expense, 2015							27
Estimated future amortization expense, 2016							26
Rexford Albany Municipal Supply Company Incorporated
Goodwill [Line Items]
Goodwill							12
Rexford Albany Municipal Supply Company Incorporated | Customer Relationships
Goodwill [Line Items]
Intangible assets							4		2
Minimum
Goodwill [Line Items]
Discount rates used to calculate fair value of reporting unit							13.00%
Fair value inputs EBITDA multiple							6
Minimum | Rexford Albany Municipal Supply Company Incorporated | Customer Relationships
Goodwill [Line Items]
Intangible assets amortization period							3 years		5 years
Maximum
Goodwill [Line Items]
Discount rates used to calculate fair value of reporting unit							17.00%
Fair value inputs EBITDA multiple							7
Maximum | Rexford Albany Municipal Supply Company Incorporated | Customer Relationships
Goodwill [Line Items]
Intangible assets amortization period							7 years		7 years
Water Works
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							17.00%
Goodwill							1,052	1,040
Amortization expense		24	23		48	47	95	94	95
Facilities Maintenance
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							50.00%
Goodwill							1,474	1,474
Amortization expense		19	19		38	38	75	75	73
White Cap
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							68.00%
Goodwill							109	109
Amortization expense		5	5		10	10	19	19	20
Utilities
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							32.00%
Goodwill							186	197
Crown Bolt
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							4.00%
Goodwill							215	215
Repair And Remodel
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							24.00%
Goodwill							95	95
Electrical
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							166.00%
Goodwill							$ 20	$ 20

[1]	Does not sum due to rounding

Non-cash, Pre-tax, Goodwill Impairment Charges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Nov. 01, 2009	Jan. 31, 2010		Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Feb. 01, 2009
Goodwill [Line Items]
Beginning Goodwill		$ 3,373	[1]
Impairment Charges	(224)	(224)	[1]
Remaining Goodwill		3,149	[1]	3,279	3,151	3,150	3,368
Water Works
Goodwill [Line Items]
Remaining Goodwill					1,052	1,040
Utilities
Goodwill [Line Items]
Remaining Goodwill					186	197
Repair And Remodel
Goodwill [Line Items]
Remaining Goodwill					95	95
Industrial Pipes Valves And Fittings
Goodwill [Line Items]
Beginning Goodwill		6
Impairment Charges		(6)
Segment, Continuing Operations
Goodwill [Line Items]
Beginning Goodwill		3,367	[1]
Impairment Charges		(219)	[1]
Remaining Goodwill		3,149	[1]
Segment, Continuing Operations | Water Works
Goodwill [Line Items]
Beginning Goodwill		1,174
Impairment Charges		(134)
Remaining Goodwill		1,040
Segment, Continuing Operations | Utilities
Goodwill [Line Items]
Beginning Goodwill		250
Impairment Charges		(54)
Remaining Goodwill		196
Segment, Continuing Operations | Repair And Remodel
Goodwill [Line Items]
Beginning Goodwill		125
Impairment Charges		(30)
Remaining Goodwill		95
Segment, Continuing Operations | Other
Goodwill [Line Items]
Beginning Goodwill		1,818
Impairment Charges
Remaining Goodwill		$ 1,818

[1]	Does not sum due to rounding

Changes in Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Nov. 01, 2009	Jan. 29, 2012	Jan. 30, 2011		Jan. 31, 2010		Jul. 29, 2012
Goodwill [Line Items]
Beginning Balance		$ 3,150	$ 3,149	[1]	$ 3,368		$ 3,279
Acquisition		12
Realization of tax deductible goodwill from a prior acquisition		(11)
Impairment	(224)				(224)	[1]
Translation adjustment			1		5
Ending Balance		$ 3,151	$ 3,150		$ 3,149	[1]	$ 3,279

[1]	Does not sum due to rounding

Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jan. 29, 2012	Jan. 30, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	$ 1,851	$ 1,882
Accumulated Amortization	(1,116)	(890)
Net Intangible	735	992
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	1,532	1,548
Accumulated Amortization	(983)	(774)
Net Intangible	549	774
Strategic Purchase Agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	166	166
Accumulated Amortization	(99)	(77)
Net Intangible	67	89
Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	152	151
Accumulated Amortization	(34)	(26)
Net Intangible	118	125
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	1	17
Accumulated Amortization		(13)
Net Intangible	$ 1	$ 4

Long Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012		Jan. 29, 2012		Jan. 30, 2011		Aug. 30, 2007
Debt Instrument [Line Items]
Long Term Debt	$ 5,775	[1]	$ 5,462	[1],[2]	$ 5,249	[2]
Less current installments	(10)		(82)		(10)
Long-term debt, excluding current installments	5,765		5,380		5,239
Long Term Debt, Interest Rate	13.50%
Abl Facility due April 12, 2017
Debt Instrument [Line Items]
Long Term Debt	632
Long Term Debt, Interest Rate	2.27%	[3]
Term Loan due October 12, 2017
Debt Instrument [Line Items]
Long Term Debt	971
Long Term Debt, Interest Rate	7.25%	[3]
8.125% Senior Secured First Priority Notes due 2019
Debt Instrument [Line Items]
Long Term Debt	950
Long Term Debt, Interest Rate	8.13%	[3]
11% Senior Secured Second Priority Notes due 2020
Debt Instrument [Line Items]
Long Term Debt	675
Long Term Debt, Interest Rate	11.00%	[3]
14.875% Senior Notes due 2020
Debt Instrument [Line Items]
Long Term Debt	728
Long Term Debt, Interest Rate	14.88%	[3]
Term Loan due August 30, 2012
Debt Instrument [Line Items]
Long Term Debt			73	[2]	74	[2]
Long Term Debt, Interest Rate			1.53%	[3]	1.56%
Term Loan due April 1, 2014
Debt Instrument [Line Items]
Long Term Debt			855	[2]	864	[2]
Long Term Debt, Interest Rate			3.03%	[3]	3.06%
ABL Term Loan due April 1, 2014
Debt Instrument [Line Items]
Long Term Debt			214	[2]	214	[2]
Long Term Debt, Interest Rate			3.56%	[3]	3.53%
12.0% Senior Notes due September 1, 2014
Debt Instrument [Line Items]
Long Term Debt			2,500	[2]	2,500	[2]
Long Term Debt, Interest Rate			12.00%	[3]	12.00%
13.5% Senior Subordinated Notes due 2015
Debt Instrument [Line Items]
Long Term Debt	$ 1,819		$ 1,820	[2]	$ 1,597	[2]
Long Term Debt, Interest Rate	13.50%	[3]	13.50%	[3]	13.50%		13.50%

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.
[3]	Represents the stated rate of interest, without including the effect of discounts.

Long Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Abl Facility due April 12, 2017
Debt Instrument [Line Items]
Due Date	Apr 12, 2017
Term Loan due October 12, 2017
Debt Instrument [Line Items]
Due Date	Oct 12, 2017
Debt Due, unamortized discount	29
8.125% Senior Secured First Priority Notes due 2019
Debt Instrument [Line Items]
Due Date	Apr 15, 2019
11% Senior Secured Second Priority Notes due 2020
Debt Instrument [Line Items]
Due Date	Apr 15, 2020
14.875% Senior Notes due 2020
Debt Instrument [Line Items]
Due Date	Oct 12, 2020
Debt Due, unamortized discount	29
Term Loan due August 30, 2012
Debt Instrument [Line Items]
Due Date		Aug 30, 2012	Aug 30, 2012
Term Loan due April 1, 2014
Debt Instrument [Line Items]
Due Date		Apr 1, 2014	Apr 1, 2014
ABL Term Loan due April 1, 2014
Debt Instrument [Line Items]
Due Date		Apr 1, 2014	Apr 1, 2014
12.0% Senior Notes due September 1, 2014
Debt Instrument [Line Items]
Due Date		Sep 1, 2014	Sep 1, 2014
13.5% Senior Subordinated Notes due 2015
Debt Instrument [Line Items]
Due Date	Sep 1, 2015	Sep 1, 2015	Sep 1, 2015

Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended					12 Months Ended							1 Months Ended		12 Months Ended					12 Months Ended					12 Months Ended				6 Months Ended						12 Months Ended					6 Months Ended	12 Months Ended										12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended									6 Months Ended				1 Months Ended							1 Months Ended						1 Months Ended							12 Months Ended						6 Months Ended			1 Months Ended												6 Months Ended
	Jul. 29, 2012	Jan. 30, 2011		Jan. 31, 2010	Jan. 29, 2012		Jan. 29, 2012 Revolving Credit Facility	Jan. 30, 2011 Revolving Credit Facility	Apr. 21, 2011 Revolving Credit Facility	Jan. 29, 2012 LIBOR Revolving Credit Facility	Jan. 29, 2012 Prime Rate Revolving Credit Facility	Jan. 29, 2012 Lehman Brothers Maximum Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 29, 2012 Wood lands Commercial Bank	Apr. 21, 2011 Old Credit Facilities Wood lands Commercial Bank Revolving Credit Facility	Apr. 21, 2011 New Credit Facility Revolving Credit Facility	Jan. 29, 2012 Senior Secured Credit Facility Y	Jan. 30, 2011 Senior Secured Credit Facility	Jan. 31, 2010 Senior Secured Credit Facility	Jan. 29, 2012 Senior Secured Credit Facility Term Loan	Jan. 29, 2012 Senior Secured Credit Facility Revolving Credit Facility	Jan. 29, 2012 Term Loan due August 30, 2012	Jan. 30, 2011 Term Loan due August 30, 2012	Jan. 29, 2012 Term Loan due April 1, 2014	Jan. 30, 2011 Term Loan due April 1, 2014	Jan. 29, 2012 Non Extended Revolving Credit Facility Lehman Brothers Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 30, 2011 Other Income Expense Senior Secured Credit Facility	Jan. 29, 2012 Performance Targets Met Senior Secured Credit Facility	Jul. 29, 2012 ABL Facility		Jul. 29, 2012 8.125% Senior Secured First Priority Notes due 2019		Jul. 29, 2012 11% Senior Secured Second Priority Notes due 2020		Jul. 29, 2012 14.875% Senior Notes due 2020		Jan. 29, 2012 12.0% Senior Notes due September 1, 2014		Jan. 30, 2011 12.0% Senior Notes due September 1, 2014		Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Equity Sponsors	Jul. 29, 2012 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015		Jan. 31, 2010 13.5% Senior Subordinated Notes due 2015	Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015	Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015 Pik Notes	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Equity Sponsors	Jul. 29, 2012 Senior Term Facility Maturing In 2017 Maximum Term Loans	Jul. 29, 2012 Senior Term Facility Maturing In 2017 Minimum Term Loans	Jan. 29, 2012 Extended Term Loans Senior Secured Credit Facility Term Loan	Jan. 29, 2012 Extended Term Loans Term Loan BasisPoint	Jan. 29, 2012 Extended Term Loans Term Loan LIBOR	Jan. 29, 2012 Extended Term Loans Term Loan Prime Rate	Jan. 30, 2011 Non Extended Term Loans Senior Secured Credit Facility	Jan. 29, 2012 Non Extended Term Loans Senior Secured Credit Facility Term Loan	Jan. 29, 2012 Non Extended Term Loans Term Loan LIBOR	Jan. 29, 2012 Non Extended Term Loans Term Loan Prime Rate	Jan. 29, 2012 Asset Based Lending Credit Agreement	Jan. 29, 2012 Asset Based Lending Credit Agreement ABL Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Qualifying Cash Balances	Jan. 29, 2012 Asset Based Lending Credit Agreement Senior Secured Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Abl Revolving Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Revolving Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Term Loans LIBOR	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Term Loans Prime Rate	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Abl Credit Facility [Member] BasisPoint	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Abl Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Abl Credit Facility LIBOR	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Abl Credit Facility Prime Rate	Jan. 31, 2010 Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 29, 2012 Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 30, 2011 Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 31, 2010 Abl Revolving Credit Facility April One Two Thousand Fourteen	Jan. 29, 2012 Abl Revolving Credit Facility April One Two Thousand Fourteen	Jan. 30, 2011 Abl Revolving Credit Facility April One Two Thousand Fourteen	Jan. 29, 2012 ABL Term Loan due April 1, 2014		Jan. 30, 2011 ABL Term Loan due April 1, 2014		Jan. 31, 2010 ABL Term Loan due April 1, 2014	Jan. 29, 2012 Abl Facility Maturing In Twenty Twelve	Jan. 30, 2011 Abl Facility Maturing In Twenty Twelve	Jan. 29, 2012 Abl Facility Maturing In Twenty Fourteen	Jan. 30, 2011 Abl Facility Maturing In Twenty Fourteen	Jul. 29, 2012 Refinancing of Debt	Jul. 29, 2012 Refinancing of Debt Old Senior Notes	Jul. 29, 2012 Refinancing of Debt ABL Facility	Jul. 29, 2012 Refinancing of Debt Existing Senior Secured Credit Facility	Apr. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Apr. 12, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Proceeds of equity offerings	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Maximum	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Maximum Proceeds of equity offerings	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Foreign Subsidiaries Maximum	Apr. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Apr. 12, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Proceeds of equity offerings	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Maximum	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Maximum Proceeds of equity offerings	Apr. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Apr. 12, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Period 2	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Proceeds of equity offerings	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Maximum	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Maximum Proceeds of equity offerings	Jan. 29, 2012 Refinancing of Debt 12.0% Senior Notes due September 1, 2014	Aug. 30, 2007 Refinancing of Debt 12.0% Senior Notes due September 1, 2014	Jul. 29, 2012 Refinancing of Debt 12.0% Senior Notes due September 1, 2014 Equity Sponsors	Jul. 29, 2012 Refinancing of Debt Priority Notes and Senior Notes Change of Control	Jul. 29, 2012 Refinancing of Debt Priority Notes and Senior Notes Sales of Assets	Jul. 29, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Priority Notes Registration Rights D	Jul. 29, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Senior Notes Registration Rights	Jul. 29, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Default Event Priority Notes Debt Ninety Days Outstanding	Jul. 29, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Default Event Senior Notes Debt Forty Five Days Outstanding	Apr. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Term Loans	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 LIBOR	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 LIBOR Interest Rate Floor	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Prime Rate	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Second year following closing Term Loans	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Third year following closing Term Loans	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Change of Control Payments Term Loans	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Foreign Subsidiaries Term Loans	Jan. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Foreign Subsidiaries Term Loans	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Abl Facility Maturing In 2017	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Letter of Credit	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 LIBOR	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Prime Rate	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Prime Rate Canadian Dollars Denominated	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Banker's Acceptance Rate Canadian Dollars Denominated	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Maximum	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Foreign Subsidiaries	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Qualifying cash balances	Jan. 29, 2012 Refinancing of Debt Asset Based Lending Credit Agreement	Jan. 29, 2012 Refinancing of Debt Asset Based Lending Credit Agreement Maximum	Jan. 29, 2012 Refinancing of Debt Asset Based Lending Credit Agreement Foreign Subsidiaries Term Loans
Debt Instrument [Line Items]
Note issued, amount outstanding	$ 5,775 [1]	$ 5,249	[2]		$ 5,462	[1],[2]													$ 928									$ 632	[1]	$ 950		$ 675		$ 728		$ 2,500	[2]	$ 2,500	[2]	$ 833	$ 1,819	$ 1,820	[2]	$ 1,597	[2]				$ 713			$ 874					$ 104																					$ 214	[2]	$ 214	[2]
Line of credit facility, maximum borrowing capacity							300								200					200					2,100																																			2,100	993	57																																																												1,000											1,500
Debt instrument maturity date							Aug 30, 2013																							Apr 15, 2019		Apr 15, 2020		Oct 12, 2020		Sep 1, 2014		Sep 1, 2014			Sep 1, 2015	Sep 1, 2015		Sep 1, 2015								Apr 1, 2014					Aug 30, 2012																					Apr 1, 2014		Apr 1, 2014											Apr 15, 2019							Apr 15, 2020						Oct 12, 2020							Sep 1, 2014									Oct 12, 2017												Apr 12, 2017
Credit facility, extinguished																30																																								30																																	834	1,169
Increase in borrowing margins applicable to extended portion of the Abl																																																					0.015															0.0175
Debt instrument, interest rate above basis rate										4.00%	3.00%																																											2.75%	1.75%			1.25%	0.25%							3.25%	2.25%			1.50%	0.50%																																																					6.00%	1.25%	5.00%									2.00%	1.00%	1.00%	2.00%
Line of credit facility, weighted average outstanding balance							0	125													73	149	860	869																																																59			57					214		214
Long-term debt outstanding, weighted average interest rate																					1.56%	1.54%	3.06%	3.11%
Line of credit quarterly repayment percentage																0.25%
Line of credit required percentage payment from excess cash flow in preceding fiscal year																50.00%											0.00%
Guarantee value																106
Term loan life																5
Amortization of Guarantee of Payment of Principal																13	14	21
Gains losses on extinguishment of debt	(220)	(2)		200																						2																																																													220
Revolving Credit Facility, unused commitment fee							0.50%																																																										0.25%			0.75%
Letter of Credit fee, per annum							4.00%																																																									3.25%					1.50%
Line of credit facility, weighted average interest rate								4.28%																																																																2.01%		1.76%	3.58%		3.51%			3.50%		3.60%
Letter of credit facility outstanding							0	0																																																																											9	11	57	60
Capital stock pledged as collateral																																																																																																	65.00%																																	65.00%	65.00%									65.00%				65.00%
Line of credit converted in to term loan																																																												214
Commitments under the ABL Credit Facility																																																																1,537	304
Line of credit decrease														100																																														45
Increase in unused capacity commitment fee applicable to extended portion of the Term Loan																																																																				0.005
Line of credit credit facility outstanding									300																																																																0	12		0	77																																																									65
Letter of credit, borrowing capacity																																																												400
Excess availability amount that requires maintaining a fixed charge coverage ratio																																																																																																																																											150				210
Required fixed charge coverage ratio																																																																																																																																				1										1
Payment for Financing fee																																																															34
Deferred finance cost																																																															31
Line of credit facility committed borrowing capacity												95	100
Note issued, amount																																															1,300	1,300																																													950							675						757						2,500
Note issued, interest rate	13.50%																													8.13%	[3]	11.00%	[3]	14.88%	[3]	12.00%	[3]	12.00%			13.50% [3]	13.50%	[3]	13.50%			13.50%																															3.56%	[3]	3.53%													8.13%							11.00%						14.88%						12.00%
Note issued, interest payment frequency																																																																																											Semi-annually							Semi-annually						Semi-annually							March 1st and September 1st									quarterly
Interest payments, period																																									8	8				8																																																												11
Repurchase of debt instrument																																									1					252
Repurchase of accrued interest																																														15
Senior Subordinated Notes																																														62
Pre-tax gain for the extinguishment of debt																																														200
Note issued, due date																																															2015																																														2019							2020						2020
Line of credit, maturity date																																																																																																																										2017											2017
Debt issuance cost																																																																																							74
Payment of debt issuance cost	73	34																																																																																					73
Extinguishment of debt, premium payment to redeem notes																																																																																							150
Extinguishment of debt, write-off unamortized deferred debt costs																																																																																							46	24	22	42
Extinguishment of debt, write-off remaining unamortized other asset																																																																																							24
Note issued, interest payment commencing date																																																																																											Oct 15, 2012							Oct 15, 2012						Oct 12, 2012																Sep 30, 2012
Note redemption, date																																																																																															Apr 15, 2015	Apr 15, 2015						Apr 15, 2016	Apr 15, 2015				Apr 12, 2017		Apr 12, 2015	Apr 15, 2015
Note redemption, price																																																																																												100.00%		108.13%					100.00%		111.00%				100.00%			114.88%
Note redeem, note redeemable percentage of aggregate principal amount																																																																																														35.00%							35.00%							35.00%
Note redeem, note remain outstanding immediately after each redemption																																																																																														50.00%							50.00%							50.00%
Note issued, issue discount																																		29																																																																								30																30
Number of interest payment, interest paid in kind end date																																																																																																										2017-10
Long term debt, excluding current installments	5,765	5,239			5,380																																																																																																												484
Notes repurchase price																																																																																																																		101.00%	100.00%
Aggregate principal amount of Senior Subordinated Notes outstanding as of the 90 days prior to scheduled maturity of senior subordinated notes to make debt mature before scheduled maturity date																																																																																																																						450	450		450											450
Registration rights agreements, exchange date																																																																																																																				270 days	90 days
Registration rights agreements, additional interest payment																																																																																																																				0.50%
Registration rights agreements, exchange offer date																																																																																																																				360
Registration rights, note repaid or refinanced																																																																																																																					75.00%
Registration rights, date																																																																																																																					Oct 12, 2013
Line of credit facility, additional credit facility																																																																																																																								250												1,900
Loan amortization, percentage of original aggregate principal amount																																																																																																																								0.25%
Term loan facility, prepaid price																																																																																																																															102.00%	101.00%	101.00%
Mandatory principal prepayments from net proceeds from asset sales and insurance recovery, percentage																																																																																																																											100.00%
Mandatory principal prepayments, excess cash flow, percentage																																																		50.00%	0.00%
Line of credit facility, available for borrowing																																																																																																																																				$ 539									$ 17
Percentage of aggregate commitment that requires maintaining a fixed charge coverage ratio																																																																																																																																											10.00%
Repurchase discount on notes																																									3.00%

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.
[3]	Represents the stated rate of interest, without including the effect of discounts.

Senior Notes Redemption (Detail)	Jul. 29, 2012 11% Senior Secured Second Priority Notes due 2020	Jul. 29, 2012 14.875% Senior Notes due 2020	Jul. 29, 2012 8.125% Senior Secured First Priority Notes due 2019	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Range One	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Range Two	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Range Three	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Minimum Range One	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Minimum Range Two	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Minimum Range Three	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Maximum Range One	Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Maximum Range Two	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Range One	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Range Two	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Range Three	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Minimum Range One	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Minimum Range Two	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Minimum Range Three	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Maximum Range One	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Maximum Range Two
Debt Instrument [Line Items]
Redemption Period							Sep 1, 2011	Sep 1, 2012	Sep 1, 2013	Aug 31, 2012	Aug 31, 2013				Sep 1, 2011	Sep 1, 2012	Sep 1, 2013	Aug 31, 2012	Aug 31, 2013
Redemption Price				106.00%	103.00%	100.00%						106.75%	103.38%	100.00%
Redemption Rate, 2015		111.16%	106.09%
Redemption Rate, 2016	105.50%	107.44%	104.06%
Redemption Rate, 2017	102.75%	103.72%	102.03%
Redemption Rate, 2018 and thereafter	100.00%	100.00%	100.00%

Maturities of Long-term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012		Jan. 29, 2012		Jan. 30, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012			$ 82
2013			10
2014			3,550
2015			1,820
Total	$ 5,775	[1]	$ 5,462	[1],[2]	$ 5,249	[2]

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.

Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 30, 2011	Jan. 31, 2010	Sep. 12, 2008
Derivative [Line Items]
Weighted average notional value outstanding	$ 200	$ 400
Interest rate swap, aggregate fair value	$ 1		$ 6

Summary of Weighted Average Rates and Notional Amounts (Detail) (USD $) In Millions, unless otherwise specified	Jan. 30, 2011	Jan. 31, 2010
Derivative [Line Items]
Weighted average notional value outstanding	$ 200	$ 400
Weighted average fixed rate paid	3.90%	3.80%
Weighted average floating rate received	0.30%	0.30%

Location and Amounts of Gains or Losses Related to Derivatives (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value	$ 1	$ 1	$ 6	$ 11
Other Income Expense Net
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value		1	(6)	11
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amortization of net loss remaining in OCI at de-designation			(2)	(3)
Settlements			$ (8)	$ (14)

Financial Assets and Liabilities Measured At Fair Value on Recurring Basis (Detail) (Interest Rate Swap, USD $) In Millions, unless otherwise specified	Jan. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Swap Contracts	$ (1)
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Swap Contracts	$ (1)

Financial Instruments Not Reflected Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012		Jan. 29, 2012		Jan. 30, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount	$ 5,775	[1]	$ 5,462	[1],[2]	$ 5,249	[2]
Estimated Fair Value	5,898		5,070		4,688
Term Loan due August 30, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount			73	[2]	74	[2]
Estimated Fair Value			73		74
Term Loan due April 1, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount			855	[2]	864	[2]
Estimated Fair Value			855		871
ABL Term Loan due April 1, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount			214	[2]	214	[2]
Estimated Fair Value			207		207
12.0% Senior Notes due September 1, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount			2,500	[2]	2,500	[2]
Estimated Fair Value			2,388		2,338
13.5% Senior Subordinated Notes due 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount	1,819		1,820	[2]	1,597	[2]
Estimated Fair Value			1,547		1,198
ABL Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount	632	[1]
Estimated Fair Value	605
Term Loans and Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Recorded Amount	5,143	[1]	5,462	[1]
Estimated Fair Value	$ 5,293		$ 5,070

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.

Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Fair Value Measurements [Line Items]
Estimated Fair Value	$ 5,898	$ 5,070	$ 4,688
Term Loan due August 30, 2012
Fair Value Measurements [Line Items]
Estimated Fair Value		73	74
Term Loan due August 30, 2012 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		99.00%	99.00%
Term Loan due August 30, 2012 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		101.00%	101.00%
Term Loan due April 1, 2014
Fair Value Measurements [Line Items]
Estimated Fair Value		855	871
Term Loan due April 1, 2014 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		99.00%	100.00%
Term Loan due April 1, 2014 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		101.00%	102.00%
ABL Term Loan due April 1, 2014
Fair Value Measurements [Line Items]
Estimated Fair Value		207	207
ABL Term Loan due April 1, 2014 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		94.00%	94.00%
ABL Term Loan due April 1, 2014 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		100.00%	100.00%
12.0% Senior Notes due September 1, 2014
Fair Value Measurements [Line Items]
Estimated Fair Value		2,388	2,338
12.0% Senior Notes due September 1, 2014 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		93.00%	87.00%
12.0% Senior Notes due September 1, 2014 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		98.00%	100.00%
13.5% Senior Subordinated Notes due 2015
Fair Value Measurements [Line Items]
Estimated Fair Value		$ 1,547	$ 1,198
13.5% Senior Subordinated Notes due 2015 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		80.00%	65.00%
13.5% Senior Subordinated Notes due 2015 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		90.00%	85.00%

Components of Income (Loss) From Continuing Operations before Provision (Benefit) For Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
United States	$ (503)	$ (606)	$ (678)
Foreign	19	21
Total	$ (484)	$ (585)	$ (678)

Provision (Benefit) for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Current:
Federal
State					3	2	4
Foreign						6
Current Income Tax Expense (Benefit), Total					3	8	4
Deferred:
Federal					64	12	(182)
State					6	4	(20)
Foreign					(5)	4
Foreign realization of tax deductible goodwill from prior acquisitions					11
Income Tax Expense (Benefit), Continuing Operations, Total					76	20	(202)
Total	$ 1	$ 15	$ 34	$ 35	$ 79	$ 28	$ (198)

Income Tax - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jun. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Feb. 01, 2009
Income Taxes [Line Items]
Combined federal, state and foreign effective tax rate for continuing operations				(8.60%)	(16.40%)	(4.80%)	29.20%
Deferred tax assets, valuation allowance					$ 491	$ 239	$ 9	$ 2
Cash repatriated						33
Income tax expense						2
Additional deferred taxes						0
Net operating loss carryforwards					102
Net capital loss carryforward					10
Net capital loss carryforward , expiration period					Expires in fiscal 2016
Impact on future utilization of net operating losses and the capital loss					The future utilization of the net operating losses and the capital loss could also be impacted by Sections 382 and 383 of the Internal Revenue Code of 1986 should an “ownership change” occur. Section 382 and 383 contain rules that may limit the ability of a company that undergoes an “ownership change”, which generally is any change in ownership of more than 50% of its common stock over a three-year period, to utilize its net operating loss carryfowards to offset taxable income in periods after the ownership change.
Impact on future utilization of net operating losses and the capital loss, change in ownership					50.00%
Income tax benefit included in discontinued operations		1					19
Federal, state and foreign income taxes receivable					4	3
Unrecognized tax benefits					196	192	140
Accrued net interest and penalties related to unrecognized tax benefits					5	2	3
Ending net accrual for interest and penalties related to unrecognized tax benefits					19	14	12
Increased income tax expense, impact of amortization of indefinite lived intangibles	5		33
Reduction in income tax expenses	6		6
Business acquisition, deferred tax liabilities recorded	6		6	6
Unrecognized tax benefits, increase resulting from acquisition			1
Unrecognized tax benefits, increase in accrual for interest resulting from prior period tax positions	3		4		6	4
Unrecognized tax benefits, net accrual for interest	21		21		19
Unrecognized tax benefits	197		197		196	192	190	206
Federal Net Operating Loss Carryforwards
Income Taxes [Line Items]
Net operating loss carryforwards					245
Net operating loss carryforwards, expiration period					Expire beginning in fiscal 2029
State Net Operating Loss Carryforwards
Income Taxes [Line Items]
Net operating loss carryforwards, expiration period					Expire in various years between fiscal 2012 and fiscal 2030
UNITED STATES
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	657		657		252	230	7
UNITED STATES | Segment, Continuing Operations
Income Taxes [Line Items]
Deferred tax assets, valuation allowance					259	228
UNITED STATES | Segment, Discontinued Operations
Income Taxes [Line Items]
Deferred tax assets, valuation allowance					$ 7	$ 2

Reconciliation of Provision (Benefit) For Income Taxes From Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule Of Effective Tax Rates Line Items
Income taxes at federal statutory rate					$ (169)	$ (205)	$ (237)
State income taxes, net of federal income tax benefit					(24)	(15)	(25)
Non-deductible goodwill impairment							41
Non-deductible interest					15	13	12
Valuation allowance					259	228	7
Adjustments to tax reserves					12	4	3
Other, net					(14)	3	1
Total	$ 1	$ 15	$ 34	$ 35	$ 79	$ 28	$ (198)

Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net capital loss carryforward		$ 10
Current deferred tax assets	36	58	102
Noncurrent deferred tax liabilities	(120)	(111)	(101)
Deferred tax assets (liabilities), net		(52)	1
Deferred Income Taxes Assets Liabilities Current
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Interest		33
Allowance for doubtful accounts		12	14
Inventory		49	60
Accrued compensation		3	2
Accrued self-insurance liabilities		5	21
Other accrued liabilities		27	26
Restructuring liabilities		7	31
Valuation allowance		(76)	(51)
Current deferred tax assets		60	103
Prepaid expense		(1)	(1)
Current deferred tax liabilities		(1)	(1)
Deferred Income Taxes Assets liabilities Noncurrent
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Interest		212	180
Accrued compensation		27	18
Accrued self-insurance liabilities		15
Other accrued liabilities		8	8
Deferred revenue		8	8
Restructuring liabilities		32
Net operating loss		374	291
Net capital loss carryforward		10
Fixed assets		16	22
Other		21	16
Valuation allowance		(415)	(188)
Noncurrent deferred tax assets		308	355
Software costs		(23)	(23)
Intangible assets		(316)	(357)
Income from discharge of indebtedness		(80)	(76)
Noncurrent deferred tax liabilities		$ (419)	$ (456)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits beginning of period		$ 196	$ 192	$ 190	$ 206
Gross increases for tax positions in current period				1	1
Gross increases for tax positions in prior period	3	4	6	4
Gross decreases for tax positions in prior period					(16)
Settlements			(1)	(3)
Lapse of statutes			(1)		(1)
Unrecognized Tax Benefits end of period	$ 197	$ 197	$ 196	$ 192	$ 190

Stock-Based Compensation and Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Feb. 01, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, exercise price					$ 6.44	$ 7.69	$ 13.13	$ 13.13
Stock option, outstanding					29,537,000	18,467,000	20,899,000	22,049,000
Stock option, outstanding weighted average remaining life					8 years 7 months 6 days
Stock option, options exercisable					3,600,000
Stock option, options exercisable weighted average exercise price					$ 7.78
Stock option, options exercisable weighted average remaining life					8 years 1 month 6 days
Option granted, weighted-average fair value					$ 1.99	$ 1.64	$ 1.63
Stock-based compensation expense	$ 5	$ 5	$ 10	$ 9	$ 20	$ 17	$ 18
Stock options, unamortized compensation expense					32
Stock options unamortized compensation expense, reorganization period					4 years 9 months 18 days
Defined contribution plan, annual matching contribution paid					7		3
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, annual matching contribution paid						1
Stock Option Exchange Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, exercise price					$ 10
Incremental stock-based compensation charges per year over five years following exchange date					$ 1
Nonqualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vest rate per year					20.00%
Stock options, vest rate on third anniversary of the grant					100.00%
Stock options, expiration period					10 years
Repriced Options Issued | Stock Option Exchange Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, exercise price					$ 4.15
New $10.00 Options Issued
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, expiration period					10 years
Stock options, vesting period					5 years
Stock options, vest rate each anniversary of date of exchange					20.00%
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock that may be issued					30,900,000
Stock Option | Stock Option Exchange Program | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock that may be issued					55,600,000

Options Exchanged and Issued (Detail)	12 Months Ended			1 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Feb. 28, 2010 Stock Option Exchange Program	Feb. 28, 2010 Stock Option Exchange Program Repriced Options Issued	Feb. 28, 2010 Stock Option Exchange Program New $10.00 Options Issued
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Eligible Options Exchanged				20,484,001
Number of New $10.00 Options issued in the Option Exchange Program	12,485,000	21,495,000	1,582,000		6,828,025	10,242,002

Summary of Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Number of Shares
Outstanding at Beginning balance	18,467	20,899	22,049
Granted	12,485	21,495	1,582
Exercised
Canceled	(1,415)	(23,927)	(2,732)
Outstanding at Ending balance	29,537	18,467	20,899
Weighted Average Option Price
Outstanding at beginning balance	$ 7.69	$ 13.13	$ 13.13
Granted	$ 4.62	$ 7.66	$ 13.13
Exercised
Canceled	$ 6.63	$ 12.41	$ 13.13
Outstanding at ending balance	$ 6.44	$ 7.69	$ 13.13

Estimated Fair Value of Options (Detail)	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Assumptions used to Determine Fair Value Options [Line Items]
Risk-free interest rate	2.80%	3.00%	2.90%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility factor	46.00%	48.90%	50.50%
Expected option life in years	6 years 7 months 6 days	6 years 9 months 18 days	7 years 3 months 18 days

Stockholder's Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Class of Stock [Line Items]
Common stock, shares authorized	1,000	1,000	1,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000
Accumulated other comprehensive loss	$ (2)	$ (2)	$ (1)

Receivables (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Accounts and Other Receivables [Line Items]
Trade receivables, net of allowance for doubtful accounts	$ 1,011	$ 919	$ 837
Other receivables	22	12	10
Total receivables, net	1,101	1,002	907
Vendor
Accounts and Other Receivables [Line Items]
Vendor rebate receivables	$ 68	$ 71	$ 60

Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 815	$ 756
Less accumulated depreciation & amortization		(417)	(366)
Property and equipment, net	389	398	390
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		42	45
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		206	214
Transportation Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		44	20
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		298	288
Software
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		185	177
Construction in Progress
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 40	$ 12

Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accrued interest	$ 154	$ 233	$ 131
Accrued non-income taxes	40	31	28
Branch closure & consolidation reserves	13	16	18
Other	102	98	95
Total other current liabilities	$ 309	$ 378	$ 272

Supplemental Balance Sheet and Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Apr. 30, 2011 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015	Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015	Jan. 31, 2010 13.5% Senior Subordinated Notes due 2015	Jul. 29, 2012 13.5% Senior Subordinated Notes due 2015
Supplementary Information [Line Items]
Interest payments, period							8		8	8
Interest payments, amount paid in kind						$ 108	$ 223	$ 196	$ 172
Cash paid for interest	351	177	356	363	366
Cash paid for income taxes, net of refunds	2	5	5	216	127
Cash received for income taxes refunds				$ 220	$ 134

Branch Closure and Consolidation Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			3 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012 Employee	Jul. 31, 2011	Jan. 29, 2012 Employee	Jan. 30, 2011	Jan. 31, 2010	Jan. 29, 2012 Restructuring Fiscal 2009 Plan	Jan. 30, 2011 Restructuring Fiscal 2009 Plan	Jan. 31, 2010 Restructuring Fiscal 2009 Plan	Jan. 31, 2010 Transactions and Acquisition Integration Plans	Jan. 29, 2012 Transactions and Acquisition Integration Plans Employee	Jan. 30, 2011 Transactions and Acquisition Integration Plans	Jan. 31, 2010 Transactions and Acquisition Integration Plans	Jul. 29, 2012 Occupancy	Jan. 29, 2012 Occupancy	Jan. 30, 2011 Facility Closing Restructuring Fiscal 2009 Plan	Jan. 31, 2010 Facility Closing Restructuring Fiscal 2009 Plan	Feb. 01, 2009 Employee Severance Transactions and Acquisition Integration Plans
Restructuring Cost and Reserve [Line Items]
Branches closed or consolidated			235		25							210
Reduced workforce personnel			5,000		500							4,500
Restructuring charges						$ 8	$ 21	$ (2)	$ (6)	$ (14)			$ (2)	$ (5)			$ 7	$ 14	$ 9
Occupancy costs								2					2
Restructuring Reserve, period Increase (Decrease)											4
Selling, general and administrative expense	408	385	805	755	1,532	1,455	1,453				8
Liability for the branch closure and consolidation activities	$ 13		$ 13		$ 16	$ 18
Expected period for payments for occupancy costs															6 years	5 years
Period for lease obligations extending out			14 years		12 years

Activity For Liability Balance (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Jan. 29, 2012 Restructuring Fiscal 2009 Plan	Jan. 30, 2011 Restructuring Fiscal 2009 Plan	Jan. 31, 2010 Restructuring Fiscal 2009 Plan	Jan. 30, 2011 Restructuring Fiscal 2009 Plan Employee Severance	Jan. 31, 2010 Restructuring Fiscal 2009 Plan Employee Severance	Jan. 29, 2012 Restructuring Fiscal 2009 Plan Occupancy	Jan. 30, 2011 Restructuring Fiscal 2009 Plan Occupancy	Jan. 31, 2010 Restructuring Fiscal 2009 Plan Occupancy	Jan. 29, 2012 Restructuring Fiscal 2009 Plan Other Restructuring Obligations	Jan. 30, 2011 Restructuring Fiscal 2009 Plan Other Restructuring Obligations	Jan. 31, 2010 Restructuring Fiscal 2009 Plan Other Restructuring Obligations	Jan. 29, 2012 Transactions and Acquisition Integration Plans	Jan. 30, 2011 Transactions and Acquisition Integration Plans	Jan. 31, 2010 Transactions and Acquisition Integration Plans	Jan. 31, 2010 Transactions and Acquisition Integration Plans Employee Severance	Jan. 29, 2012 Transactions and Acquisition Integration Plans Occupancy	Jan. 30, 2011 Transactions and Acquisition Integration Plans Occupancy	Jan. 31, 2010 Transactions and Acquisition Integration Plans Occupancy	Jan. 31, 2010 Transactions and Acquisition Integration Plans Other Restructuring Obligations
Restructuring Cost and Reserve [Line Items]
Balance	$ 40			$ 9	$ 12		$ 3		$ 7	$ 7		$ 2	$ 2		$ 44	$ 59	$ 105	$ 5	$ 44	$ 59	$ 97	$ 3
Charges		(8)	(21)	2	6	14	2	5	2	2	7		2	2		2	5	7		2	(3)	1
Cash payments	(7)			(3)	(9)	(2)	(4)	(2)	(1)	(3)		(2)	(2)		(12)	(18)	(44)	(12)	(12)	(18)	(28)	(4)
Effects of exchange rates																	1				1
Other	(1)						(1)			1
Other																1	(8)			1	(8)
Balance	$ 32			$ 8	$ 9	$ 12		$ 3	$ 8	$ 7	$ 7		$ 2	$ 2	$ 32	$ 44	$ 59		$ 32	$ 44	$ 59

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					6 Months Ended	12 Months Ended			24 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Jan. 29, 2012 Minimum	Jan. 29, 2012 Maximum	Jul. 29, 2012 Internal Revenue Service (IRS)	Jan. 29, 2012 Internal Revenue Service (IRS) Home Depot	Jan. 30, 2011 Internal Revenue Service (IRS) Home Depot	Jan. 31, 2010 Internal Revenue Service (IRS) Home Depot	Jan. 30, 2011 Internal Revenue Service (IRS) Home Depot
Commitments and Contingencies [Line Items]
Proceeds cash refunds tax of home depot from IRS		$ 220	$ 134				$ 151	$ 153	$ 161	$ 354
Future minimum rentals to be received	19
Purchase commitment amount	671
Tax liabilities proposed adjustments				322	325
Cash refunds challenged by IRS						299
Income tax examination, interest expense						32
Contingent increase in deferred tax asset before valuation allowance						$ 231

Future Minimum Aggregate Rental Payments (Detail) (USD $) In Millions, unless otherwise specified	Jan. 29, 2012
Schedule of Operating Leases [Line Items]
2012	$ 126
2013	102
2014	78
2015	54
2016	36
Thereafter	86
Total	$ 482

Net Sales Adjusted EBITDA and Other Measures for Each of Reportable Segments and Total Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 29, 2012		Jul. 31, 2011		Jul. 29, 2012		Jul. 31, 2011		Jan. 29, 2012		Jan. 30, 2011		Jan. 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 2,059		$ 1,875		$ 3,895		$ 3,483		$ 7,028		$ 6,449		$ 6,313
Adjusted EBITDA	192		155		325		251		508		411		343
Depreciation & Software Amortization	24	[1]	21	[1]	47	[1]	43	[1]	85	[2]	99	[2]	121	[2]
Other Intangible Amortization	60		61		120		122		244		244		243
Total Assets	6,639				6,639				6,738	[3]	7,089	[3]	7,845	[3]
Capital Expenditures									109		45		55
Facilities Maintenance
Segment Reporting Information [Line Items]
Net Sales	571		507		1,068		944		1,870		1,682		1,609
Adjusted EBITDA	109		95		194		167		318		282		279
Depreciation & Software Amortization	10	[1]	7	[1]	19	[1]	14	[1]	30	[2]	28	[2]	24	[2]
Other Intangible Amortization	19		19		38		38		75		75		73
Total Assets									2,264	[3]	2,265	[3]	2,341	[3]
Capital Expenditures									32		20		28
Water Works
Segment Reporting Information [Line Items]
Net Sales	527		496		988		883		1,772		1,659		1,652
Adjusted EBITDA	39		33		67		54		112		94		99
Depreciation & Software Amortization	2	[1]	1	[1]	4	[1]	2	[1]	5	[2]	5	[2]	5	[2]
Other Intangible Amortization	24		23		48		47		95		94		95
Total Assets									1,562	[3]	1,582	[3]	1,695	[3]
Capital Expenditures									5		2		2
Power Solutions
Segment Reporting Information [Line Items]
Net Sales									1,625		1,462		1,410
Adjusted EBITDA									50		49		40
Depreciation & Software Amortization									5	[2]	5	[2]	5	[2]
Other Intangible Amortization									20		19		19
Total Assets									775	[3]	740	[3]	711	[3]
Capital Expenditures									5		2		3
White Cap
Segment Reporting Information [Line Items]
Net Sales	307		255		573		471		981		852		872
Adjusted EBITDA	18		7		26		4		17		(10)		(31)
Depreciation & Software Amortization	3	[1]	4	[1]	6	[1]	8	[1]	14	[2]	20	[2]	25	[2]
Other Intangible Amortization	5		5		10		10		19		19		20
Total Assets									481	[3]	439	[3]	487	[3]
Capital Expenditures									16		3		4
Other, Corporate, & Eliminations
Segment Reporting Information [Line Items]
Net Sales	214		202		411		375		780		794		770
Adjusted EBITDA	6		6		4				11		(4)		(44)
Depreciation & Software Amortization	7	[1]	8	[1]	15	[1]	17	[1]	31	[2]	41	[2]	62	[2]
Other Intangible Amortization	8		9		15		17		35		37		36
Total Assets									1,656	[3]	2,063	[3]	2,611	[3]
Capital Expenditures									51		18		18
Power Solutions
Segment Reporting Information [Line Items]
Net Sales	440		415		855		810
Adjusted EBITDA	20		14		34		26
Depreciation & Software Amortization	2	[1]	1	[1]	3	[1]	2	[1]
Other Intangible Amortization	$ 4		$ 5		$ 9		$ 10

[1]	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).
[2]	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.
[3]	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation to Consolidated Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	$ 192	$ 155	$ 325	$ 251	$ 508	$ 411	$ 343
Depreciation and amortization	84	82	167	165	329	343	364
Stock-based compensation	5	5	10	9	20	17	18
Management fees and expenses	2	2	3	3	5	5	5
Restructuring						8	21
Goodwill impairment							219
Other	(2)		(1)		(1)	1
Operating Income	103	66	146	74	155	37	(284)
Interest expense	158	159	324	317	639	623	602
Loss on extinguishment of debt			220			2	(200)
Other (income) expense, net			220	(1)		(1)	(208)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(55)	(93)	(398)	(242)	(484)	(585)	(678)
Provision (benefit) for income taxes	1	15	34	35	79	28	(198)
Income (Loss) from Continuing Operations	$ (56)	$ (108)	$ (432)	$ (277)	$ (563)	$ (613)	$ (480)

Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Segment Reporting Disclosure [Line Items]
Net Sales	$ 2,059	$ 1,875	$ 3,895	$ 3,483	$ 7,028	$ 6,449	$ 6,313
Foreign
Segment Reporting Disclosure [Line Items]
Net Sales					404	365	330
Long-lived assets					$ 18	$ 29

Subsidiary Guarantors - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Debt Instrument [Line Items]
Senior Subordinated Notes, Interest rate	13.50%
Note issued, net of discount	$ 5,765	$ 5,380	$ 5,239
Non-Guarantor Subsidiaries
Debt Instrument [Line Items]
Note issued, net of discount	7
13.5% Senior Subordinated Notes due 2015
Debt Instrument [Line Items]
Senior Subordinated Notes, Interest rate		13.50%
13.5% Senior Subordinated Notes due 2015 | Non-Guarantor Subsidiaries
Debt Instrument [Line Items]
Note issued, principle	374	373
Note issued, net of discount	$ 277	$ 261
Senior Notes
Debt Instrument [Line Items]
Senior Subordinated Notes, Interest rate		12.00%

Condensed Statements of Operations and Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net Sales	$ 2,059	$ 1,875	$ 3,895	$ 3,483	$ 7,028	$ 6,449	$ 6,313
Cost of sales	1,465	1,342	2,778	2,490	5,014	4,608	4,545
Gross Profit	594	533	1,117	993	2,014	1,841	1,768
Operating expenses:
Selling, general and administrative	408	385	805	755	1,532	1,455	1,453
Depreciation and amortization	83	82	166	164	327	341	359
Restructuring						8	21
Goodwill impairment							219
Total operating expenses	491	467	971	919	1,859	1,804	2,052
Operating Income (Loss)	103	66	146	74	155	37	(284)
Interest expense	158	159	324	317	639	623	602
Other (income) expense, net			220	(1)		(1)	(208)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(55)	(93)	(398)	(242)	(484)	(585)	(678)
Provision (benefit) for income taxes	1	15	34	35	79	28	(198)
Income (Loss) from Continuing Operations	(56)	(108)	(432)	(277)	(563)	(613)	(480)
Income (loss) from discontinued operations, net of tax		7	16	12	20	(6)	(34)
Net Income (Loss)	(56)	(101)	(416)	(265)	(543)	(619)	(514)
Other comprehensive income - foreign currency translation adjustment	(3)	(1)		7	(1)	9	19
Total Comprehensive Income (Loss)	(59)	(102)	(416)	(258)	(544)	(609)	(493)
Parent Issuer
Operating expenses:
Selling, general and administrative	16	18	36	36	78	82	83
Depreciation and amortization	3	3	7	6	12	16	22
Restructuring							1
Total operating expenses	19	21	43	42	90	98	106
Operating Income (Loss)	(19)	(21)	(43)	(42)	(90)	(98)	(106)
Interest expense	179	178	367	357	722	701	679
Interest (income)	(75)	(74)	(150)	(148)	(299)	(298)	(304)
Other (income) expense, net			220	(1)		(1)	(206)
Net (earnings) loss of equity affiliates	(65)	(20)	(72)	27	30	178	348
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	(105)	(408)	(277)	(543)	(678)	(623)
Provision (benefit) for income taxes	(2)	6	16	8	32	(17)	(70)
Income (Loss) from Continuing Operations	(56)	(111)	(424)	(285)	(575)	(661)	(553)
Income (loss) from discontinued operations, net of tax		10	8	20	32	42	39
Net Income (Loss)	(56)	(101)	(416)	(265)	(543)	(619)	(514)
Other comprehensive income - foreign currency translation adjustment	(3)	(1)		7
Total Comprehensive Income (Loss)	(59)	(102)	(416)	(258)
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net Sales	1,954	1,770	3,690	3,282	6,630	6,085	5,987
Cost of sales	1,388	1,264	2,627	2,342	4,720	4,339	4,301
Gross Profit	566	506	1,063	940	1,910	1,746	1,686
Operating expenses:
Selling, general and administrative	371	347	726	677	1,372	1,302	1,304
Depreciation and amortization	79	79	158	157	313	322	334
Restructuring						8	21
Goodwill impairment							196
Total operating expenses	450	426	884	834	1,685	1,632	1,855
Operating Income (Loss)	116	80	179	106	225	114	(169)
Interest expense	75	74	150	148	298	298	305
Interest (income)			(2)	(1)	(3)	(4)	(11)
Other (income) expense, net							7
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	41	6	31	(41)	(70)	(180)	(470)
Provision (benefit) for income taxes	(6)		(3)	8	10	6	(148)
Income (Loss) from Continuing Operations	47	6	34	(49)	(80)	(186)	(322)
Income (loss) from discontinued operations, net of tax		(4)	8	(11)	(15)	(49)	(72)
Net Income (Loss)	47	2	(42)	(60)	(95)	(235)	(394)
Total Comprehensive Income (Loss)	47	2	(42)	(60)
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net Sales	105	105	205	201	398	364	326
Cost of sales	77	78	151	148	294	269	244
Gross Profit	28	27	54	53	104	95	82
Operating expenses:
Selling, general and administrative	21	20	43	42	82	71	66
Depreciation and amortization	1		1	1	2	3	3
Restructuring							(1)
Goodwill impairment							23
Total operating expenses	22	20	44	43	84	74	91
Operating Income (Loss)	6	7	10	10	20	21	(9)
Interest expense		1		1	1
Interest (income)	(21)	(20)	(41)	(40)	(80)	(74)	(67)
Other (income) expense, net							(9)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	27	26	51	49	99	95	67
Provision (benefit) for income taxes	9	9	21	19	37	39	20
Income (Loss) from Continuing Operations	18	17	30	30	62	56	47
Income (loss) from discontinued operations, net of tax		1		3	3	1	(1)
Net Income (Loss)	18	18	30	33	65	57	46
Other comprehensive income - foreign currency translation adjustment	(3)	(1)		7
Total Comprehensive Income (Loss)	15	17	30	40
Eliminations
Operating expenses:
Interest expense	(96)	(94)	(193)	(189)	(382)	(376)	(382)
Interest (income)	96	94	193	189	382	376	382
Net (earnings) loss of equity affiliates	65	20	72	(27)	(30)	(178)	(348)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(65)	(20)	(72)	27	30	178	348
Income (Loss) from Continuing Operations	(65)	(20)	(72)	27	30	178	348
Net Income (Loss)	(65)	(20)	(72)	27	30	178	348
Other comprehensive income - foreign currency translation adjustment	3	1		(7)
Total Comprehensive Income (Loss)	$ (62)	$ (19)	$ (72)	$ 20

Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012		Jul. 31, 2011	Jan. 30, 2011		Jan. 31, 2010		Feb. 01, 2009
Current assets:
Cash and cash equivalents	$ 90	$ 111		$ 91	$ 292		$ 539		$ 771
Receivables, net	1,101	1,002			907
Inventories	997	1,108			1,035
Deferred tax asset	36	58			102
Other current assets	47	47			45
Total current assets	2,271	2,326			2,381
Cash and cash equivalents	90	111		91	292		539		771
Receivables, net	1,101	1,002			907
Inventories	997	1,108			1,035
Deferred tax asset	36	58			102
Other current assets	47	47			45
Total current assets	2,271	2,326			2,381
Property and equipment, net	389	398			390
Goodwill	3,279	3,151			3,150		3,149	[1]	3,368
Intangible assets, net	579	735			992
Other assets	121	128			176
Total assets	6,639	6,738	[2]		7,089	[2]	7,845	[2]
Current liabilities:
Accounts payable	779	714			805
Accrued compensation and benefits	104	140			118
Current installments of long-term debt	10	82			10
Other current liabilities	309	378			272
Total current liabilities	1,202	1,314			1,205
Accounts payable	779	714			805
Accrued compensation and benefits	104	140			118
Current installments of long-term debt	10	82			10
Other current liabilities	309	378			272
Total current liabilities	1,202	1,314			1,205
Long term debt, excluding current installments	5,765	5,380			5,239
Deferred tax liabilities	120	111			101
Other liabilities	386	361			448
Total liabilities	7,473	7,166			6,993
Stockholder's equity (deficit)	(834)	(428)			96		688		1,175
Total liabilities and stockholder's equity (deficit)	6,639	6,738			7,089
Current assets:
Cash and cash equivalents	90	111		91	292		539		771
Receivables, net	1,101	1,002			907
Inventories	997	1,108			1,035
Deferred tax asset	36	58			102
Other current assets	47	47			45
Total current assets	2,271	2,326			2,381
Cash and cash equivalents	90	111		91	292		539		771
Receivables, net	1,101	1,002			907
Inventories	997	1,108			1,035
Deferred tax asset	36	58			102
Other current assets	47	47			45
Total current assets	2,271	2,326			2,381
Property and equipment, net	389	398			390
Goodwill	3,279	3,151			3,150		3,149	[1]	3,368
Intangible assets, net	579	735			992
Other assets	121	128			176
Total assets	6,639	6,738	[2]		7,089	[2]	7,845	[2]
Current liabilities:
Accounts payable	779	714			805
Accrued compensation and benefits	104	140			118
Current installments of long-term debt	10	82			10
Other current liabilities	309	378			272
Total current liabilities	1,202	1,314			1,205
Accounts payable	779	714			805
Accrued compensation and benefits	104	140			118
Current installments of long-term debt	10	82			10
Other current liabilities	309	378			272
Total current liabilities	1,202	1,314			1,205
Long-term debt, excluding current installments	5,765	5,380			5,239
Deferred tax liabilities	120	111			101
Other liabilities	386	361			448
Total liabilities	7,473	7,166			6,993
Stockholder's equity (deficit)	(834)	(428)			96		688		1,175
Total liabilities and stockholder's equity (deficit)	6,639	6,738			7,089
Parent Issuer
Current assets:
Cash and cash equivalents	34	49		36	249		479		698
Receivables, net	14	4			2
Deferred tax asset					40
Other current assets	9	8			9
Total current assets	57	61			300
Cash and cash equivalents	34	49		36	249		479		698
Receivables, net	14	4			2
Deferred tax asset					40
Other current assets	9	8			9
Total current assets	57	61			300
Property and equipment, net	63	61			62
Deferred tax asset	89	158			117
Investment in subsidiaries	3,371	3,456			2,752
Intercompany notes receivable	2,774	2,774			3,054
Other assets	114	122			172
Total assets	6,468	6,632			6,457
Current liabilities:
Accounts payable	9	21			20
Accrued compensation and benefits	35	42			32
Current installments of long-term debt	10	82			10
Deferred tax liabilities	70	33
Other current liabilities	214	284			157
Total current liabilities	338	462			219
Accounts payable	9	21			20
Accrued compensation and benefits	35	42			32
Current installments of long-term debt	10	82			10
Deferred tax liabilities	70	33
Other current liabilities	214	284			157
Total current liabilities	338	462			219
Long term debt, excluding current installments	6,035	5,641			5,423
Intercompany notes payable	582	641			304
Other liabilities	347	316			415
Total liabilities	7,302	7,060			6,361
Stockholder's equity (deficit)	(834)	(428)			96
Total liabilities and stockholder's equity (deficit)	6,468	6,632			6,457
Current assets:
Cash and cash equivalents	34	49		36	249		479		698
Receivables, net	14	4			2
Deferred tax asset					40
Other current assets	9	8			9
Total current assets	57	61			300
Cash and cash equivalents	34	49		36	249		479		698
Receivables, net	14	4			2
Deferred tax asset					40
Other current assets	9	8			9
Total current assets	57	61			300
Property and equipment, net	63	61			62
Deferred tax asset	89	158			117
Investment in subsidiaries	3,371	3,456			2,752
Intercompany notes receivable	2,774	2,774			3,054
Other assets	114	122			172
Total assets	6,468	6,632			6,457
Current liabilities:
Accounts payable	9	21			20
Accrued compensation and benefits	35	42			32
Current installments of long-term debt	10	82			10
Deferred tax liabilities	70	33
Other current liabilities	214	284			157
Total current liabilities	338	462			219
Accounts payable	9	21			20
Accrued compensation and benefits	35	42			32
Current installments of long-term debt	10	82			10
Deferred tax liabilities	70	33
Other current liabilities	214	284			157
Total current liabilities	338	462			219
Long-term debt, excluding current installments	6,035	5,641			5,423
Intercompany notes payable	582	641			304
Other liabilities	347	316			415
Total liabilities	7,302	7,060			6,361
Stockholder's equity (deficit)	(834)	(428)			96
Total liabilities and stockholder's equity (deficit)	6,468	6,632			6,457
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	25	12		14	8		8		17
Receivables, net	1,019	922			830
Inventories	939	1,027			958
Deferred tax asset	84	89			62
Intercompany receivable	1				3
Other current assets	36	34			35
Total current assets	2,104	2,084			1,896
Cash and cash equivalents	25	12		14	8		8		17
Receivables, net	1,019	922			830
Inventories	939	1,027			958
Deferred tax asset	84	89			62
Other current assets	36	34			35
Total current assets	2,104	2,084			1,896
Property and equipment, net	321	331			322
Goodwill	3,272	3,143			3,132
Intangible assets, net	575	731			988
Intercompany notes receivable	582	641			304
Other assets	4	6			4
Total assets	6,858	6,936			6,646
Current liabilities:
Accounts payable	729	648			730
Accrued compensation and benefits	65	93			80
Other current liabilities	106	104			104
Total current liabilities	900	845			914
Accounts payable	729	648			730
Accrued compensation and benefits	65	93			80
Other current liabilities	106	104			104
Total current liabilities	900	845			914
Deferred tax liabilities	195	275			222
Intercompany notes payable	2,774	2,774			3,054
Other liabilities	32	37			45
Total liabilities	3,901	3,931			4,235
Stockholder's equity (deficit)	2,957	3,005			2,411
Total liabilities and stockholder's equity (deficit)	6,858	6,936			6,646
Current assets:
Cash and cash equivalents	25	12		14	8		8		17
Receivables, net	1,019	922			830
Inventories	939	1,027			958
Deferred tax asset	84	89			62
Intercompany receivable	1				3
Other current assets	36	34			35
Total current assets	2,104	2,084			1,896
Cash and cash equivalents	25	12		14	8		8		17
Receivables, net	1,019	922			830
Inventories	939	1,027			958
Deferred tax asset	84	89			62
Other current assets	36	34			35
Total current assets	2,104	2,084			1,896
Property and equipment, net	321	331			322
Goodwill	3,272	3,143			3,132
Intangible assets, net	575	731			988
Intercompany notes receivable	582	641			304
Other assets	4	6			4
Total assets	6,858	6,936			6,646
Current liabilities:
Accounts payable	729	648			730
Accrued compensation and benefits	65	93			80
Other current liabilities	106	104			104
Total current liabilities	900	845			914
Accounts payable	729	648			730
Accrued compensation and benefits	65	93			80
Other current liabilities	106	104			104
Total current liabilities	900	845			914
Deferred tax liabilities	195	275			222
Intercompany notes payable	2,774	2,774			3,054
Other liabilities	32	37			45
Total liabilities	3,901	3,931			4,235
Stockholder's equity (deficit)	2,957	3,005			2,411
Total liabilities and stockholder's equity (deficit)	6,858	6,936			6,646
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	31	50		41	35		52		56
Receivables, net	89	97			75
Inventories	58	81			77
Deferred tax asset	2	2			4
Other current assets	2	5			1
Total current assets	182	235			192
Cash and cash equivalents	31	50		41	35		52		56
Receivables, net	89	97			75
Inventories	58	81			77
Deferred tax asset	2	2			4
Other current assets	2	5			1
Total current assets	182	235			192
Property and equipment, net	5	6			6
Goodwill	7	8			18
Intangible assets, net	4	4			4
Deferred tax asset	6	6
Other assets	280	261			203
Total assets	484	520			423
Current liabilities:
Accounts payable	41	45			55
Accrued compensation and benefits	4	5			6
Intercompany payable	1				3
Other current liabilities	10	11			11
Total current liabilities	56	61			75
Accounts payable	41	45			55
Accrued compensation and benefits	4	5			6
Other current liabilities	10	11			11
Total current liabilities	56	61			75
Long term debt, excluding current installments	7
Other liabilities	7	8			7
Total liabilities	70	69			82
Stockholder's equity (deficit)	414	451			341
Total liabilities and stockholder's equity (deficit)	484	520			423
Current assets:
Cash and cash equivalents	31	50		41	35		52		56
Receivables, net	89	97			75
Inventories	58	81			77
Deferred tax asset	2	2			4
Other current assets	2	5			1
Total current assets	182	235			192
Cash and cash equivalents	31	50		41	35		52		56
Receivables, net	89	97			75
Inventories	58	81			77
Deferred tax asset	2	2			4
Other current assets	2	5			1
Total current assets	182	235			192
Property and equipment, net	5	6			6
Goodwill	7	8			18
Intangible assets, net	4	4			4
Deferred tax asset	6	6
Other assets	280	261			203
Total assets	484	520			423
Current liabilities:
Accounts payable	41	45			55
Accrued compensation and benefits	4	5			6
Intercompany payable	1				3
Other current liabilities	10	11			11
Total current liabilities	56	61			75
Accounts payable	41	45			55
Accrued compensation and benefits	4	5			6
Other current liabilities	10	11			11
Total current liabilities	56	61			75
Long-term debt, excluding current installments	7
Other liabilities	7	8			7
Total liabilities	70	69			82
Stockholder's equity (deficit)	414	451			341
Total liabilities and stockholder's equity (deficit)	484	520			423
Eliminations
Current assets:
Receivables, net	(21)	(21)
Deferred tax asset	(50)	(33)			(4)
Intercompany receivable	(1)				(3)
Total current assets	(72)	(54)			(7)
Receivables, net	(21)	(21)
Deferred tax asset	(50)	(33)			(4)
Total current assets	(72)	(54)			(7)
Deferred tax asset	(95)	(164)			(117)
Investment in subsidiaries	(3,371)	(3,456)			(2,752)
Intercompany notes receivable	(3,356)	(3,415)			(3,358)
Other assets	(277)	(261)			(203)
Total assets	(7,171)	(7,350)			(6,437)
Current liabilities:
Deferred tax liabilities	(70)	(33)
Intercompany payable	(1)				(3)
Other current liabilities	(21)	(21)
Total current liabilities	(92)	(54)			(3)
Deferred tax liabilities	(70)	(33)
Other current liabilities	(21)	(21)
Total current liabilities	(92)	(54)			(3)
Long term debt, excluding current installments	(277)	(261)			(184)
Deferred tax liabilities	(75)	(164)			(121)
Intercompany notes payable	(3,356)	(3,415)			(3,358)
Other liabilities					(19)
Total liabilities	(3,800)	(3,894)			(3,685)
Stockholder's equity (deficit)	(3,371)	(3,456)			(2,752)
Total liabilities and stockholder's equity (deficit)	(7,171)	(7,350)			(6,437)
Current assets:
Receivables, net	(21)	(21)
Deferred tax asset	(50)	(33)			(4)
Intercompany receivable	(1)				(3)
Total current assets	(72)	(54)			(7)
Receivables, net	(21)	(21)
Deferred tax asset	(50)	(33)			(4)
Total current assets	(72)	(54)			(7)
Deferred tax asset	(95)	(164)			(117)
Investment in subsidiaries	(3,371)	(3,456)			(2,752)
Intercompany notes receivable	(3,356)	(3,415)			(3,358)
Other assets	(277)	(261)			(203)
Total assets	(7,171)	(7,350)			(6,437)
Current liabilities:
Deferred tax liabilities	(70)	(33)
Intercompany payable	(1)				(3)
Other current liabilities	(21)	(21)
Total current liabilities	(92)	(54)			(3)
Deferred tax liabilities	(70)	(33)
Other current liabilities	(21)	(21)
Total current liabilities	(92)	(54)			(3)
Long-term debt, excluding current installments	(277)	(261)			(184)
Deferred tax liabilities	(75)	(164)			(121)
Intercompany notes payable	(3,356)	(3,415)			(3,358)
Other liabilities					(19)
Total liabilities	(3,800)	(3,894)			(3,685)
Stockholder's equity (deficit)	(3,371)	(3,456)			(2,752)
Total liabilities and stockholder's equity (deficit)	$ (7,171)	$ (7,350)			$ (6,437)

[1]	Does not sum due to rounding
[2]	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	$ (324)	$ (296)	$ (165)	$ 551	$ 69
Cash flows from investing activities
Capital expenditures	(52)	(35)	(115)	(49)	(58)
Proceeds from sale of property and equipment	2	4	4	4	8
Purchase of debt investments		(21)	(23)
Refunds (payments) for businesses acquired, net of cash acquired	(196)	(21)	(21)		6
Proceeds from sale of a business	464	11	128		3
Proceeds from sale of investments			21
Other investing activities	(3)
Net cash flows from investing activities	215	(62)	(6)	(45)	(41)
Cash flows from financing activities
Equity contribution				1
Borrowings of long-term debt	2,817
Repayments of long-term debt	(3,288)	(5)	(10)	(40)	(72)
Borrowings on long-term revolver	1,004	632	1,053	178	5
Repayments of long-term revolver	(372)	(472)	(1,053)	(860)	(196)
Debt issuance and modification fees	(73)			(34)
Net cash flows from financing activities	88	155	(10)	(755)	(263)
Effect of exchange rates on cash		2		2	3
Increase (decrease) in cash and cash equivalents	(21)	(201)	(181)	(247)	(232)
Cash and cash equivalents at beginning of period	111	292	292	539	771
Cash and cash equivalents at end of period	90	91	111	292	539
Parent Issuer
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	(318)	(268)	(629)	452	51
Cash flows from investing activities
Capital expenditures	(14)	(8)	(15)	(6)	(9)
Proceeds from sale of property and equipment					1
Purchase of debt investments		(21)	(21)
Refunds (payments) for businesses acquired, net of cash acquired					22
Proceeds from sale of a business	463		117		6
Proceeds from sale of investments			21
Proceeds from (payments of) intercompany notes					12
Return of investment				33
Investments (return of capital) in equity affiliates	(169)				(62)
Net cash flows from investing activities	280	(29)	102	27	(30)
Cash flows from financing activities
Equity contribution				1
Borrowings (repayments) of intercompany notes	(59)	(71)	337	46	(39)
Borrowings of long-term debt	2,817
Repayments of long-term debt	(3,287)	(5)	(10)	(40)	(10)
Borrowings on long-term revolver	997	632	1,053	178	5
Repayments of long-term revolver	(372)	(472)	(1,053)	(860)	(196)
Debt issuance and modification fees	(73)			(34)
Net cash flows from financing activities	23	84	327	(709)	(240)
Increase (decrease) in cash and cash equivalents	(15)	(213)	(200)	(230)	(219)
Cash and cash equivalents at beginning of period	49	249	249	479	698
Cash and cash equivalents at end of period	34	36	49	249	479
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	(18)	(21)	458	83	16
Cash flows from investing activities
Capital expenditures	(38)	(27)	(98)	(41)	(48)
Proceeds from sale of property and equipment	2	4	4	4	7
Purchase of debt investments			(2)
Refunds (payments) for businesses acquired, net of cash acquired	(196)	(21)	(21)		(16)
(Payments for) proceeds from debt & other investments					5
Proceeds from (payments of) intercompany notes	59	71	(337)	(46)	39
Net cash flows from investing activities	(173)	27	(454)	(83)	(13)
Cash flows from financing activities
Equity contribution	204
Borrowings (repayments) of intercompany notes					(12)
Net cash flows from financing activities	204				(12)
Increase (decrease) in cash and cash equivalents	13	6	4		(9)
Cash and cash equivalents at beginning of period	12	8	8	8	17
Cash and cash equivalents at end of period	25	14	12	8	8
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	37	(7)	6	16	13
Cash flows from investing activities
Capital expenditures			(2)	(2)	(1)
Purchase of debt investments	(1)
Refunds (payments) for businesses acquired, net of cash acquired					(3)
Proceeds from sale of a business	1	11	11
(Payments for) proceeds from debt & other investments					(67)
Other investing activities	(3)
Net cash flows from investing activities	(3)	11	9	(2)	(71)
Cash flows from financing activities
Dividend payment	(25)
Equity contribution	(35)			(33)	51
Borrowings on long-term revolver	7
Net cash flows from financing activities	(53)			(33)	51
Effect of exchange rates on cash		2		2	3
Increase (decrease) in cash and cash equivalents	(19)	6	15	(17)	(4)
Cash and cash equivalents at beginning of period	50	35	35	52	56
Cash and cash equivalents at end of period	31	41	50	35	52
Eliminations
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	(25)				(11)
Cash flows from investing activities
Purchase of debt investments	1
Refunds (payments) for businesses acquired, net of cash acquired					3
Proceeds from sale of a business					(3)
(Payments for) proceeds from debt & other investments					62
Proceeds from (payments of) intercompany notes	(59)	(71)	337	46	(51)
Return of investment				(33)
Investments (return of capital) in equity affiliates	169				62
Net cash flows from investing activities	111	(71)	337	13	73
Cash flows from financing activities
Dividend payment	25
Equity contribution	(169)			33	(51)
Borrowings (repayments) of intercompany notes	59	71	(337)	(46)	51
Repayments of long-term debt	(1)				(62)
Net cash flows from financing activities	$ (86)	$ 71	$ (337)	$ (13)	$ (62)

Summary of Quarterly Consolidated Results of Operation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Quarterly Financial Data [Line Items]
Net Sales	$ 2,059	$ 1,875	$ 3,895	$ 3,483	$ 7,028	$ 6,449	$ 6,313
Gross Profit	594	533	1,117	993	2,014	1,841	1,768
Net Income (Loss)	(56)	(101)	(416)	(265)	(543)	(619)	(514)
First Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,608	1,552
Gross Profit					460	443
Net Income (Loss)					(164)	(202)
Second Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,875	1,719
Gross Profit					533	488
Net Income (Loss)					(101)	(115)
Third Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,893	1,724
Gross Profit					535	488
Net Income (Loss)					(105)	(99)
Fourth Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,652	1,454
Gross Profit					486	422
Net Income (Loss)					$ (173)	$ (203)

Summary of Changes to Previously Reported Quarterly Financial Data (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Quarterly Financial Data [Line Items]
Net Sales	$ 2,059	$ 1,875	$ 3,895	$ 3,483	$ 7,028	$ 6,449	$ 6,313
Gross Profit	594	533	1,117	993	2,014	1,841	1,768
Net Income (Loss)	(56)	(101)	(416)	(265)	(543)	(619)	(514)
First Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,608	1,552
Gross Profit					460	443
Net Income (Loss)					(164)	(202)
Second Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,875	1,719
Gross Profit					533	488
Net Income (Loss)					(101)	(115)
Third Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,893	1,724
Gross Profit					535	488
Net Income (Loss)					(105)	(99)
Fourth Quarter
Quarterly Financial Data [Line Items]
Net Sales					1,652	1,454
Gross Profit					486	422
Net Income (Loss)					(173)	(203)
Discontinued Operations
Quarterly Financial Data [Line Items]
Net Sales					(918)	(1,028)
Gross Profit					(219)	(236)
Net Income (Loss)
Discontinued Operations | First Quarter
Quarterly Financial Data [Line Items]
Net Sales					(280)	(259)
Gross Profit					(67)	(59)
Net Income (Loss)
Discontinued Operations | Second Quarter
Quarterly Financial Data [Line Items]
Net Sales					(282)	(255)
Gross Profit					(68)	(59)
Net Income (Loss)
Discontinued Operations | Third Quarter
Quarterly Financial Data [Line Items]
Net Sales					(182)	(269)
Gross Profit					(45)	(60)
Net Income (Loss)
Discontinued Operations | Fourth Quarter
Quarterly Financial Data [Line Items]
Net Sales					(174)	(245)
Gross Profit					(39)	(58)
Net Income (Loss)

Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended																					6 Months Ended			1 Months Ended				1 Months Ended	3 Months Ended
	Mar. 26, 2012	Jul. 29, 2012	Jan. 30, 2011		Jan. 31, 2010	Jan. 29, 2012		Jun. 01, 2009	Jun. 29, 2012 Peachtree Business Products LLC	Jun. 29, 2012 Subsequent Event Peachtree Business Products LLC	Jul. 29, 2012 8.125% Senior Secured First Priority Notes due 2019		Jul. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015		Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015	Jul. 29, 2012 11% Senior Secured Second Priority Notes due 2020		Jul. 29, 2012 14.875% Senior Notes due 2020		Jul. 29, 2012 Refinancing of Debt	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Apr. 12, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Aug. 31, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Issuance of Debt	Aug. 02, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Issuance of Debt Y	Apr. 12, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Subsequent Event	Oct. 15, 2012 Refinancing of Debt 11.5% Senior Notes due 2020 Issuance of Debt	Nov. 30, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt	Feb. 03, 2013 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt	Nov. 08, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt	Nov. 08, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt Senior Subordinated Notes	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Apr. 12, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Apr. 12, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Subsequent Event	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Apr. 12, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Apr. 12, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Subsequent Event	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Subsequent Event	Apr. 12, 2012 Refinancing of Debt Abl Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of issued and outstanding equity interests	$ 469
Issuance Senior Notes																			1,300							950		300	950	1,000						675	675		757	757
Note issued, interest rate		13.50%									8.13%	[1]	13.50%	[1]	13.50%	[1]	13.50%		13.50%	11.00%	[1]	14.88%	[1]			8.13%		8.13%	8.13%	11.50%						11.00%	11.00%		14.88%	14.88%
Note issued, maturity date																			2015							2019			2019							2020	2020		2020	2020
Line of credit, borrowing capacity																																									1,000	1,000	1,500	1,500
Line of credit, maturity date																																									2017	2017	2017	2017
Business acquisition, purchase price								16	196	196
Note issued, maturity date																												2,019
Note issued, at premium																												107.50%
Note issued, proceeds received bet of transaction fees		2,817																									317
Debt issuance cost																								74						18
Credit facility, extinguished																															930
Note redemption, price																									100.00%								103.38%		100.00%			100.00%
Accrued interest																																	23
Loss on extinguishment of debt		(220)	(2)		200																			220								37
Note redemption, premium payment																																31
Note redemption, write-off of unamortized deferred debt costs																								46								5
Long Term Debt		5,775 [2]	5,249	[3]		5,462	[2],[3]				950		1,819		1,820	[3]	1,597	[3]		675		728											889
Notes owned by affiliates of the Equity Sponsors beneficially, outstanding principal																																		$ 348
Notes owned by affiliates of the Equity Sponsors beneficially, holding percentage																																		39.00%

[1]	Represents the stated rate of interest, without including the effect of discounts.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[3]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.

Valuation and Qualifying Accounts (Accounts Receivable Allowance for Doubtful Accounts) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Balance at Beginning of Period	$ 36	$ 52	$ 94
Acquisition or Disposition of Business Adjustment	(2)		2
Charges to Expense / (Income)	12	12	23
Doubtful Accounts Written Off, Net	(14)	(28)	(64)
Other Adjustments			(3)
Balance at End of Period	$ 32	$ 36	$ 52

Valuation and Qualifying Accounts (Deferred Tax Valuation Allowances) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Balance at Beginning of Period	$ 239	$ 9	$ 2
Charges to Expense	252	230	7
Balance at End of Period	$ 491	$ 239	$ 9